UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23449

Mutual of America Variable Insurance Portfolios, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

Chris W. Festog

Chairman of the Board, President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders follows:

JUNE 30, 2022

Semi-Annual Reports of Mutual of America Variable Insurance Portfolios

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

We are pleased to present the Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) Semi-Annual Report. The Investment Company’s Portfolios launched on January 24, 2020. This Report includes important information regarding the performance and financial position of the Investment Company’s Portfolios for the six months ended June 30, 2022.

Mid-Year Economic Perspective: Volatility and Uncertainty Reign

A look into the rearview mirror at U.S. financial markets from the first half of 2022 is dismal, and the view ahead — at least for the short-term — is murky. The stock market just weathered its worst first six months of a year since 1970, with the S&P 500® Index down 20.0% through June 30. Bond prices also underperformed, with the 10-year Treasury down 11.3%.

There were some bright spots in the economy, including strong jobs growth, near-record-low unemployment rates, sturdy corporate balance sheets, healthy consumer spending and a still relatively low interest rate environment.

However, four key issues continue to drive a historically turbulent period for both stock and bond investors: the combination of inflation at multidecade highs, the U.S. Federal Reserve (Fed) continuing to tighten monetary policy by raising interest rates, the ongoing war between Russia and Ukraine, and the lingering impact of the global pandemic.

Inflation Takes Centerstage

The volatility seen in the first half of 2022 represents a departure from recent years, which were characterized by steady growth and, until April of 2021, inflation rates below 3.0%. By June of this year, inflation reached a 40-year high, with the government reporting that consumer prices climbed 9.1% year over year — the highest level since November of 1981.

Commodity prices helped drive up inflation last year and were already elevated at the start of 2022; however, the war in Ukraine exacerbated the problem. With fears of potential supply disruption in the oil markets, crude oil prices surged above $100 per barrel. At the same time, costs skyrocketed for major inputs in the products Americans use daily, from aluminum to coffee to wheat, and manufacturers passed those along through higher prices.

Consumers Hit Hard

Faced with price increases on everything from gas and food to housing and entertainment, consumers are feeling the pain. The U.S. Department of Agriculture’s forecasts for consumer food price inflation continue to rise, with all food prices rising 5% to 6% — at least double the 20-year average for food price increases of 2.4%. And gas prices topped an average of $5.00 per gallon for the first time ever in June, but did ease during July, providing a modicum of relief during the summer travel season.

Still, the price increases have not stopped consumer demand for products and services. The unleashing of savings amassed during the pandemic (including from government support) and steady wage increases, helped exacerbate manufacturing backlogs and supply-chain bottlenecks.

Federal Reserve Balancing Act

Faced with the persistent rise of inflation, the Fed shifted (arguably too late) from an accommodative monetary posture to a more aggressive approach — triggering a series of interest rate hikes designed to slow the economy down and reduce inflation. With further rates hikes likely and a Fed target interest rate at 3.66% by year-end, it remains to be seen whether the Fed’s efforts will succeed without tipping the economy into a recession.

Regardless of whether the country is heading into a recession, the short-to-intermediate term economic outlook is likely to remain murky and the markets unsettled. Most advisors are recommending that investors should continue to monitor the current economic environment, and ensure their portfolio aligns with their risk tolerance and time horizon.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Portfolios is reflected below:

Total Returns — Six Months Ended June 30, 2022

Equity Index Portfolio	-19.90%
All America Portfolio	-19.99%
Small Cap Value Portfolio	-14.05%
Small Cap Growth Portfolio	-30.08%
Small Cap Equity Index Portfolio	-19.00%
Mid Cap Value Portfolio	-13.56%

Total Returns — Six Months Ended June 30, 2022 (Continued)
Mid-Cap Equity Index Portfolio	-19.51%
International Portfolio	-15.62%
Retirement Income Portfolio	-10.51%
2015 Retirement Portfolio	-11.37%
2020 Retirement Portfolio	-12.91%
2025 Retirement Portfolio	-14.49%
2030 Retirement Portfolio	-16.06%
2035 Retirement Portfolio	-17.10%
2040 Retirement Portfolio	-17.90%
2045 Retirement Portfolio	-18.14%
2050 Retirement Portfolio	-18.22%
2055 Retirement Portfolio	-18.29%
2060 Retirement Portfolio	-18.32%
Conservative Allocation Portfolio	-12.21%
Moderate Allocation Portfolio	-15.24%
Aggressive Allocation Portfolio	-17.96%
Money Market Portfolio	0.08%
Mid-Term Bond Portfolio	- 5.95%
Bond Portfolio	- 9.42%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Portfolio performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Portfolio’s performance for the six months ended June 30, 2022, compared to its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Portfolio and an illustration of each Portfolio’s operating expenses. The portfolios of each Portfolio and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Portfolios.

Sincerely,

Chris W. Festog

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Variable Insurance Portfolios, Inc.

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX PORTFOLIO (Unaudited)

The Equity Index Portfolio’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Portfolio’s performance for the six months ended June 30, 2022, was -19.84% before expenses and -19.90% after expenses. The benchmark returned -19.96%. Note that the Equity Index Portfolio’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA PORTFOLIO (Unaudited)

The investment objective of the All America Portfolio is to outperform the S&P 500® Index (S&P 500). The All America Portfolio is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2022, the S&P 500 of large capitalization stocks decreased by 19.96% on a total return basis, while the Russell® Midcap Core Index was down 21.57% and the Russell Midcap® Value Index was down 16.23%. The Russell 2000® Growth Index down 29.45% and the Russell 2000® Value Index down 17.31%.

The All America Portfolio’s return for the six months ended June 30, 2022, before expenses was -19.78% and -19.99% after expenses versus the benchmark return of -19.96%.

SMALL CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Small Cap Value Portfolio is capital appreciation. The Small Cap Value Portfolio generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2022, the Small Cap Value Portfolio returned -13.71% before expenses and -14.05% after expenses versus a -17.31% return for the Russell 2000® Value Index.

SMALL CAP GROWTH PORTFOLIO (Unaudited)

The investment objective of the Small Cap Growth Portfolio is capital appreciation. The Small Cap Growth Portfolio invests in growth stocks within the small capitalization marketplace. The Portfolio returned -29.80% before expenses and -30.08% after expenses for the six months ended June 30, 2022. The Portfolio’s benchmark, the Russell 2000® Growth Index, returned -29.45% for the comparable period.

SMALL CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Small Cap Equity Index Portfolio invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Portfolio’s return for the six months ended June 30, 2022, was -18.94% before expenses and -19.00% after expenses. The return of the S&P SmallCap 600 was -18.94%. Note that the performance of the Small Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID CAP VALUE PORTFOLIO (Unaudited)

The investment objective of the Mid Cap Value Portfolio is to outperform the Russell Midcap® Value Index. The Mid Cap Value Portfolio generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2022, the Mid Cap Value Portfolio returned -13.28% before expenses and -13.56% after expenses versus a -16.23% return for the Russell Midcap® Value Index.

MID-CAP EQUITY INDEX PORTFOLIO (Unaudited)

The Mid-Cap Equity Index Portfolio invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Portfolio’s performance for the six months ended June 30, 2022, was -19.45% before expenses and -19.51% after expenses. The return of the S&P MidCap 400 was -19.54%. Note that the performance of the Mid-Cap Equity Index Portfolio includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL PORTFOLIO (Unaudited)

The International Portfolio seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded Portfolios that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Previously, the International Portfolio was invested mainly in exchange traded Portfolios that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Portfolio had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. The Securities and Exchange Commission revoked the exemptive orders that allowed these investments effective on January 19, 2022. The International Portfolio is, and shall continue to be, invested directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act of 1940.

For the six months ended June 30, 2022, the International Portfolio returned -15.56% before expenses and -15.62% after expenses. The return of the MSCI EAFE benchmark was -19.57%. The Portfolio’s benchmark closes earlier in the day than the actual market for the Portfolio’s investments. This time lag can result in both positive and negative performance differences.

RETIREMENT INCOME PORTFOLIO (Unaudited)

The objective of the Retirement Income Portfolio is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in two equity Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 70% of net assets in fixed-income Portfolios (approximately 35% in the Bond Portfolio, 30% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) and approximately 30% of net assets in equity Portfolios (20% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the Retirement Income Portfolio is compared to the Morningstar Lifetime Allocation Conservative Income Index. For the six months ended June 30, 2022, the Portfolio returned -10.47% before expenses and -10.51% after expenses, versus a -10.56% return in the benchmark.

2015 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2015 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 67% of net assets in fixed-income Portfolios (35% in the Bond Portfolio, 27% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) and approximately 33% of net assets in equity Portfolios (approximately 23% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2015 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Conservative 2015 Index. For the six months ended June 30, 2022, the Portfolio returned -11.34% before expenses and 11.37% after expenses, versus a -14.04% return in the benchmark.

2020 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2020 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2020. The 2020 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 59% of net assets in fixed-income Portfolios (35% in the Bond Portfolio, 19% in the Mid-Term Bond Portfolio and 5% in the Money Market Portfolio) and approximately 41% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 7% in the Mid-Cap Equity Index Portfolio, 7% in the International Portfolio and 2% in the Small Cap Portfolios, which consists of the Small Cap Growth and Small Cap Value Portfolios) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2020 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2020 Index. For the six months ended June 30, 2022, the Portfolio returned -12.88% before expenses and -12.91% after expenses, versus a -16.74% return in the benchmark.

2025 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2025 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 51% of net assets in equity Portfolios (approximately 30% in the Equity Index Portfolio, 8% in the Mid-Cap Equity Index Portfolio, 10% in the International Portfolio and 3% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 49% of net assets in fixed-income Portfolios (32% in the Bond Portfolio, 14% in the Mid-Term Bond Portfolio and 3% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2025 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2025 Index. For the six months ended June 30, 2022, the Portfolio returned -14.46% before expenses and -14.49% after expenses, versus a -17.79% return in the benchmark.

2030 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2030 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 61% of net assets in equity Portfolios (approximately 35% in the Equity Index Portfolio, 10% in the Mid-Cap Equity Index Portfolio, 12% in the International Portfolio and 4% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 39% of net assets in fixed-income Portfolios (26% in the Bond Portfolio, 10% in the Mid-Term Bond Portfolio and 3% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2030 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2030 Index. For the period six months ended June 30, 2022, the Portfolio returned -16.03% before expenses and -16.06% after expenses, versus a -18.62% return in the benchmark.

2035 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2035 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 73% of net assets in equity Portfolios (approximately 40% in the Equity Index Portfolio, 13% in the Mid-Cap Equity Index Portfolio, 15% in the International Portfolio and 5% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 27% of net assets in fixed-income Portfolios (20% in the Bond Portfolio, 4% in the Mid-Term Bond Portfolio and 3% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2035 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2035 Index. For the six months ended June 30, 2022, the Portfolio returned -17.08% before expenses and -17.10% after expenses, versus a -19.14% return in the benchmark.

2040 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2040 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 82% of net assets in equity Portfolios (approximately 44% in the Equity Index Portfolio, 14% in the Mid-Cap Equity Index Portfolio, 18% in the International Portfolio and 6% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 18% of net assets in fixed-income Portfolios (16% in the Bond Portfolio and 2% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2040 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2040 Index. For the six months ended June 30, 2022, the Portfolio returned -17.88% before expenses and -17.90% after expenses, versus a -19.48% return in the benchmark.

2045 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2045 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 87% of net assets in equity Portfolios (approximately 47% in the Equity Index Portfolio, 14% in the Mid-Cap Equity Index Portfolio, 19% in the International Portfolio and 7% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 13% of net assets in fixed-income Portfolios (11% in the Bond Portfolio and 2% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2045 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2045 Index. For the six months ended June 30, 2022, the Portfolio returned -18.12% before expenses and -18.14% after expenses, versus a -19.67% return in the benchmark.

2050 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2050 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 90% of net assets in equity Portfolios (approximately 48% in the Equity Index Portfolio, 14% in the Mid-Cap Equity Index Portfolio, 20% in the International Portfolio and 8% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value, and Small Cap Equity Index Portfolios) and approximately 10% of net assets in fixed-income Portfolios (8% in the Bond Portfolio and 2% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2050 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2050 Index. For the six months ended June 30, 2022, the Portfolio returned -18.20% before expenses and -18.22% after expenses, versus a -19.73% return in the benchmark.

2055 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2055 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 92% of net assets in equity Portfolios (approximately 47% in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio, 21% in the International Portfolio and 9% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value, and Small Cap Equity Index Portfolios) and approximately 8% of net assets in fixed-income Portfolios (7% in the Bond Portfolio and 1% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2055 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2055 Index. For the six months ended June 30, 2022, the Portfolio returned -18.25% before expenses and -18.29% after expenses, versus a -19.75% return in the benchmark.

2060 RETIREMENT PORTFOLIO (Unaudited)

The objective of the 2060 Retirement Portfolio is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Portfolio invests in Portfolios of the Investment Company. The Portfolio’s current target allocation is approximately 94% of net assets in equity Portfolios (approximately 47% in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio, 22% in the International Portfolio and 10% in the Small Cap Portfolios, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios) and approximately 6% of net assets in fixed-income Portfolios (5% in the Bond Portfolio and 1% in the Money Market Portfolio) (See Note 1 in the Notes to Financial Statements for additional information on changes to Portfolio target allocations during 2022).

Performance for the 2060 Retirement Portfolio is compared to the Morningstar Lifetime Allocation Moderate 2060 Index. For the six months ended June 30, 2022, the Portfolio returned -18.30% before expenses and -18.32% after expenses, versus a -19.77% return in the benchmark.

CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Conservative Allocation Portfolio is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Portfolio invests primarily in the fixed-income Portfolios of the Investment Company and also invests in the equity Portfolios of the Investment Company. The Conservative Allocation Portfolio’s target allocation is approximately 65% of net assets in fixed-income Portfolios (approximately 30% in the Bond Portfolio and 35% in the Mid-Term Bond Portfolio) and approximately 35% of net assets in equity Portfolios (approximately 25% in the Equity Index Portfolio, 5% in the Mid-Cap Equity Index Portfolio and 5% in the International Portfolio).

Performance for the Conservative Allocation Portfolio is compared to the Morningstar US Moderately Conservative Target Allocation Index. For the six months ended June 30, 2022, the Conservative Allocation Portfolio returned -12.20% before expenses and -12.21% after expenses, versus a -13.85% return in the benchmark.

MODERATE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Moderate Allocation Portfolio is capital appreciation and current income. The Moderate Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Moderate Allocation Portfolio’s target allocation is approximately 60% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 15% in the Mid-Cap Equity Index Portfolio and 10% in the International Portfolio) and approximately 40% of net assets in fixed-income Portfolios (approximately 25% of its net assets in the Bond Portfolio and approximately 15% of its net assets in the Mid-Term Bond Portfolio).

Performance for the Moderate Allocation Portfolio is compared to the Morningstar US Moderate Target Allocation Index. For the six months ended June 30, 2022, the Moderate Allocation Portfolio returned -15.23% before expenses and -15.24% after expenses, versus an -16.05% return for the benchmark.

AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

The objective of the Aggressive Allocation Portfolio is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Portfolio invests in the equity and fixed-income Portfolios of the Investment Company. The Aggressive Allocation Portfolio’s target allocation is approximately 80% of net assets in equity Portfolios (approximately 35% of its net assets in the Equity Index Portfolio, 20% in the Mid-Cap Equity Index Portfolio, 5% each in the Small Cap Value Portfolio and Small Cap Growth Portfolios and 15% in the International Portfolio) and approximately 20% of net assets in the Bond Portfolio.

Performance for the Aggressive Allocation Portfolio is compared to the Morningstar US Moderately Aggressive Target Allocation Index. For the six months ended June 30, 2022, the Aggressive Allocation Portfolio returned -17.95% before expenses and -17.96% after expenses, versus a -17.89% return for the benchmark.

MONEY MARKET PORTFOLIO (Unaudited)

The Money Market Portfolio’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2022, the Money Market Portfolio returned 0.18% before expenses and 0.08% after expenses, compared to a 0.17% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Portfolio’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2022, the Portfolio held 24% in U.S. Treasury Bills, 30% in U.S. agency discount notes and the remainder in commercial paper. The average maturity was 25 days.

The seven-day effective yield as of August 16, 2022, was 1.80%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Portfolio.

Many of the stimulus measures put into place by the Federal Reserve (the Fed) to combat the effects of the Covid-19 have ended or are in the process of being wound down. The emergence and economic impact of the virus prompted the Fed to cut the Fed Funds target twice: an inter-meeting cut of 50 basis points on March 3, 2020 and a 100 basis point, or 1.00% easing on March 15, 2020. Additionally, the Fed pledged to increase its holdings of Treasury securities by at least $80 billion per month and of agency mortgage-backed securities (MBS) by at least $40 billion per month until progress had been made toward the goals of maximum employment and price stability.

The highest inflation rate since the 1980s, as measured by the Consumer Price Index (CPI), prompted the Fed to raise the Fed Funds rate in March of this year. Rising energy prices, the lagged effect on supply chains from the pandemic and the general increase in the money supply all contributed to the higher figure. The year-over-year (YoY) CPI in June was 9.1%. This is in contrast to the 7.0% YoY recorded in December 2021 and the 1.4% YoY level in December 2020. To combat this, the Fed increased the Fed Funds target range by 25, 50 and 75 basis points at the March, May and June meetings, respectively. Expectations are that the Fed will continue to increase the range at the remaining meetings this year until the target level is greater than 3.00%.

MID-TERM BOND PORTFOLIO (Unaudited)

The Mid-Term Bond Portfolio seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. Under normal circumstances, the portfolio emphasizes corporate issues, particularly BBB-rated bonds, in order to capture incremental income. At this time, we’ve chosen to add U.S. Treasury and U.S. agency exposure to increase the overall quality of the Portfolio. The objective of the Portfolio is to maintain a maturity profile similar to that of the Bloomberg U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. In addition, the Portfolio’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks.

For the six months ended June 30, 2022, the Mid-Term Bond Portfolio returned -5.74% before expenses and -5.95% after expenses versus a -6.77% return of the Bloomberg Intermediate U.S. Government/Credit Bond Index during the same period. The Portfolio’s outperformance can be attributed in part to its’ greater exposure to Treasuries and lower exposure to credit relative to its’ benchmark. We maintained our “up-in-quality” and short duration stance through this period and expect to continue to do so for the time being.

BOND PORTFOLIO (Unaudited)

The Bond Portfolio’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Portfolio include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Portfolio’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Portfolio also stresses diversification in order to protect it from unexpected credit events.

The benchmark returned -10.35% for six months ended June 30, 2022. The Bond Portfolio returned -9.22% before expenses and -9.42% after expenses during the same period. The Portfolio’s outperformance can be attributed to the contribution of our mortgage-backed securities (MBS) holdings and our decision to hold shorter maturity corporates relative to the benchmark. We maintained our “up-in-quality” stance through this period and expect to do so for the time being.

Many of the stimulus measures put into place by the Federal Reserve (the Fed) to combat the effects of the Covid-19 have ended or are in the process of being wound down. The emergence and economic impact of the virus prompted the Fed to cut the Fed Funds target twice: an inter-meeting cut of 50 basis points on March 3, 2020 and a 100 basis point, or 1.00% easing on March 15, 2020. Additionally, the Fed pledged to increase its holdings of Treasury securities by at least $80 billion per month and of agency MBS by at least $40 billion per month until progress had been made toward the goals of maximum employment and price stability.

The highest inflation rate since the 1980s, as measured by the Consumer Price Index (CPI), prompted the Fed to raise the Fed Funds rate in March of this year. Rising energy prices, the lagged effect on supply chains from the pandemic and the general increase in the money supply all contributed to the higher figure. The year-over-year (YoY) CPI in June was 9.1%. This is in contrast to the 7.0% YoY recorded in December 2021 and the 1.4% YoY level in December 2020. To combat this, the Fed increased the Fed Funds target range by 25, 50 and 75 basis points at the March, May and June meetings, respectively. Expectations are that the Fed will continue to increase the range at the remaining meetings this year until the target level is greater than 3.00%.

The Treasury curve bear flattened year-to-date as shorter-term rates rose more than long term rates. Through June 30, the two-year yield rose 222 basis points or 2.22% and stood at 2.95%. The five-year rate has risen 177 basis points to 3.03% and the long bond, or the thirty year, is 128 basis points higher at 3.18%. The changes in the yield curve are fairly consistent with expected Fed hikes in the Fed Funds rate. It is often said that the Fed controls the front part of the curve and inflation the back end. The Fed’s influence is felt directly out to about five years and the longer end of the curve reflects the Fed’s efforts to slow the economy and curtail inflation.

The Fed’s purchase of $80 billion Treasuries per month and $40 billion MBS per month ended in March. In June, the Fed took additional measures to shrink its balance sheet by starting to reinvest fewer Treasuries and MBS than is produced from the cash flows of its existing portfolio. By September, the Fed plans to buy $60 billion fewer Treasuries and $35 billion fewer MBS per month from the proceeds of the portfolio than it was at the beginning year. This withdrawal of liquidity will take an uneconomic buyer of size out the market and could put additional upward pressure on rates.

Investment grade spreads have moved wider over the course of the last six months. Spreads entered 2022 close to post-economic crisis tights and exited the second quarter at the widest levels since June 2020. Concerns that inflation would hurt corporate and consumer personal finances or the Fed would inadvertently tighten too much and cause a recession were partly responsible for the move.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited)

Equity Index Portfolio	All America Portfolio

Small Cap Value Portfolio	Small Cap Growth Portfolio

Small Cap Equity Index Portfolio	Mid Cap Value Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

Mid-Cap Equity Index Portfolio	International Portfolio

Retirement Income Portfolio	2015 Retirement Portfolio

2020 Retirement Portfolio	2025 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

2030 Retirement Portfolio	2035 Retirement Portfolio

2040 Retirement Portfolio	2045 Retirement Portfolio

2050 Retirement Portfolio	2055 Retirement Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

2060 Retirement Portfolio

Conservative Allocation Portfolio

Moderate Allocation Portfolio

Aggressive Allocation Portfolio

Money Market Portfolio

Mid-Term Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ASSET ALLOCATIONS AS OF JUNE 30, 2022 (Unaudited) (Continued)

Bond Portfolio

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Variable Insurance Portfolios, you incur ongoing costs, including management fees and other Portfolio expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Portfolios’ Adviser, has contractually agreed to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the rate in the table below (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15% for all Portfolios, excluding the Retirement Portfolios and Allocation Portfolios for which the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.10%This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.08%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%
2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual Portfolios. The Example is based on an investment of $1,000 invested at January 1, 2022 and held for the entire period ending June 30, 2022 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other Portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America Portfolios, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Variable Insurance Portfolios do not charge.

Equity Index Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$800.97	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

All America Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$800.04	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$2.61

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$859.45	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Growth Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$699.21	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Equity Index Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$809.99	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	$0.75

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$864.41	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.26

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$804.88	$0.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

International Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$843.80	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.14% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Retirement Income Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$894.92	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.06

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$886.32	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$1.96

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.39% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$870.88	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.01

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.40% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$855.10	$1.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$839.43	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2035 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$829.06	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$1.61

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$820.98	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.45

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.29% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$818.67	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$1.50

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.30% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$817.82	$1.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$1.50

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.30% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$817.15	$1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2060 Retirement Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$816.78	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.40

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.28% (reflecting direct expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$877.93	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.35% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$847.62	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.35

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.27% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$820.37	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.40

*

Expenses are equal to the Portfolio’s annualized expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying Portfolios in which the Portfolio invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$1,000.79	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.00

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$940.53	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Portfolio
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period* January 1, 2022 to June 30, 2022
Actual	$1,000.00	$905.79	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (8.7%)
Activision Blizzard, Inc.	2,388	$185,930
Alphabet, Inc. Cl A*	919	2,002,740
Alphabet, Inc. Cl C*	842	1,841,833
AT&T, Inc.	21,862	458,228
Charter Communications, Inc. Cl A*	354	165,860
Comcast Corp. Cl A	13,652	535,705
DISH Network Corp. Cl A*	766	13,734
Electronic Arts, Inc.	859	104,497
Fox Corp. Cl A	952	30,616
Fox Corp. Cl B	442	13,127
Interpublic Group of Cos., Inc.	1,202	33,091
Live Nation Entertainment, Inc.*	418	34,518
Lumen Technologies, Inc.	2,840	30,984
Match Group, Inc.*	873	60,839
Meta Platforms, Inc. Cl A*	7,004	1,129,395
Netflix, Inc.*	1,357	237,299
News Corp. Cl A	1,186	18,478
News Corp. Cl B	367	5,832
Omnicom Group, Inc.	628	39,947
Paramount Global Cl B	1,858	45,855
Take-Two Interactive Software, Inc.*	483	59,182
T-Mobile US, Inc.*	1,799	242,037
Twitter, Inc.*	2,329	87,081
Verizon Communications, Inc.	12,825	650,869
Walt Disney Co.*	5,562	525,053
Warner Bros Discovery, Inc.*	6,744	90,505

		8,643,235

CONSUMER DISCRETIONARY (10.3%)
Advance Auto Parts, Inc.	187	32,368
Amazon.com, Inc.*	26,721	2,838,037
Aptiv PLC*	827	73,661
AutoZone, Inc.*	61	131,096
Bath & Body Works, Inc.	728	19,598
Best Buy Co., Inc.	618	40,287
Booking Hldgs., Inc.*	125	218,624
BorgWarner, Inc.	731	24,393
Caesars Entertainment, Inc.*	654	25,048
CarMax, Inc.*	491	44,426
Carnival Corp.*	2,478	21,435
Chipotle Mexican Grill, Inc. Cl A*	86	112,424
Darden Restaurants, Inc.	381	43,099
Dollar General Corp.	699	171,563
Dollar Tree, Inc.*	688	107,225
Domino’s Pizza, Inc.	111	43,258
DR Horton, Inc.	979	64,800
eBay, Inc.	1,710	71,256
Etsy, Inc.*	388	28,405
Expedia Group, Inc.*	462	43,811
Ford Motor Co.	12,059	134,217
Garmin Ltd.	466	45,784
General Motors Co.*	4,452	141,396

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Genuine Parts Co.	432	$57,456
Hasbro, Inc.	400	32,752
Hilton Worldwide Hldgs., Inc.	850	94,724
Home Depot, Inc.	3,156	865,596
Las Vegas Sands Corp.*	1,050	35,269
Lennar Corp. Cl A	790	55,750
LKQ Corp.	795	39,027
Lowe’s Cos., Inc.	2,019	352,659
Marriott International, Inc. Cl A	840	114,248
McDonald’s Corp.	2,258	557,455
MGM Resorts International	1,080	31,266
Mohawk Industries, Inc.*	158	19,606
Newell Brands, Inc.	1,124	21,401
NIKE, Inc. Cl B	3,875	396,025
Norwegian Cruise Line Hldgs. Ltd.*	1,280	14,234
NVR, Inc.*	10	40,041
O’Reilly Automotive, Inc.*	201	126,984
Penn National Gaming, Inc.*	499	15,180
Pool Corp.	122	42,850
PulteGroup, Inc.	726	28,771
PVH Corp.	206	11,721
Ralph Lauren Corp. Cl A	141	12,641
Ross Stores, Inc.	1,073	75,357
Royal Caribbean Cruises Ltd.*	685	23,913
Starbucks Corp.	3,502	267,518
Tapestry, Inc.	769	23,470
Target Corp.	1,412	199,417
Tesla, Inc.*	2,563	1,725,975
TJX Cos., Inc.	3,586	200,278
Tractor Supply Co.	342	66,297
Ulta Beauty, Inc.*	160	61,677
VF Corp.	986	43,552
Whirlpool Corp.	172	26,638
Wynn Resorts Ltd.*	322	18,348
Yum! Brands, Inc.	871	98,867

		10,273,174

CONSUMER STAPLES (6.9%)
Altria Group, Inc.	5,529	230,946
Archer-Daniels-Midland Co.	1,718	133,317
Brown-Forman Corp. Cl B	559	39,219
Campbell Soup Co.	617	29,647
Church & Dwight Co., Inc.	742	68,754
Clorox Co.	376	53,009
Coca-Cola Co.	11,914	749,510
Colgate-Palmolive Co.	2,559	205,078
Conagra Brands, Inc.	1,465	50,162
Constellation Brands, Inc. Cl A	498	116,064
Costco Wholesale Corp.	1,354	648,945
Estee Lauder Cos., Inc. Cl A	708	180,306
General Mills, Inc.	1,839	138,753
Hershey Co.	446	95,961
Hormel Foods Corp.	865	40,966
JM Smucker Co.	331	42,371

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellogg Co.	774	$55,217
Keurig Dr Pepper, Inc.	2,253	79,734
Kimberly-Clark Corp.	1,029	139,069
Kraft Heinz Co.	2,168	82,688
Kroger Co.	2,003	94,802
Lamb Weston Hldgs., Inc.	442	31,585
McCormick & Co., Inc.	765	63,686
Molson Coors Beverage Co. Cl B	576	31,398
Mondelez International, Inc. Cl A	4,226	262,392
Monster Beverage Corp.*	1,148	106,420
PepsiCo, Inc.	4,222	703,639
Philip Morris International, Inc.	4,734	467,435
Procter & Gamble Co.	7,327	1,053,549
Sysco Corp.	1,556	131,809
Tyson Foods, Inc. Cl A	891	76,680
Walgreens Boots Alliance, Inc.	2,189	82,963
Walmart, Inc.	4,287	521,213

		6,807,287

ENERGY (4.3%)
APA Corp.	1,033	36,052
Baker Hughes Co. Cl A	2,856	82,453
Chevron Corp.	6,000	868,680
ConocoPhillips	3,950	354,750
Coterra Energy, Inc.	2,461	63,469
Devon Energy Corp.	1,874	103,276
Diamondback Energy, Inc.	510	61,787
EOG Resources, Inc.	1,789	197,577
Exxon Mobil Corp.	12,864	1,101,673
Halliburton Co.	2,754	86,365
Hess Corp.	846	89,625
Kinder Morgan, Inc.	5,955	99,806
Marathon Oil Corp.	2,161	48,579
Marathon Petroleum Corp.	1,652	135,811
Occidental Petroleum Corp.	2,719	160,095
ONEOK, Inc.	1,364	75,702
Phillips 66	1,470	120,525
Pioneer Natural Resources Co.	688	153,479
Schlumberger NV	4,316	154,340
Valero Energy Corp.	1,247	132,531
Williams Cos., Inc.	3,720	116,101

		4,242,676

FINANCIALS (11.2%)
Aflac, Inc.	1,810	100,147
Allstate Corp.	840	106,453
American Express Co.	1,863	258,249
American International Group, Inc.	2,419	123,683
Ameriprise Financial, Inc.	336	79,860
Aon PLC Cl A	649	175,022
Arthur J. Gallagher & Co.	642	104,672
Assurant, Inc.	166	28,693

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bank of America Corp.	21,651	$673,996
Bank of New York Mellon Corp.	2,269	94,640
Berkshire Hathaway, Inc. Cl B*	5,525	1,508,435
BlackRock, Inc. Cl A	435	264,932
Brown & Brown, Inc.	716	41,771
Capital One Financial Corp.	1,200	125,028
Cboe Global Markets, Inc.	325	36,787
Charles Schwab Corp.	4,606	291,007
Chubb Ltd.	1,294	254,375
Cincinnati Financial Corp.	455	54,136
Citigroup, Inc.	5,930	272,721
Citizens Financial Group, Inc.	1,498	53,464
CME Group, Inc. Cl A	1,098	224,761
Comerica, Inc.	399	29,279
Discover Financial Svcs.	858	81,150
Everest Re Group Ltd.	120	33,634
FactSet Research Systems, Inc.	115	44,226
Fifth Third Bancorp	2,095	70,392
First Republic Bank	548	79,022
Franklin Resources, Inc.	855	19,930
Globe Life, Inc.	277	26,999
Goldman Sachs Group, Inc.	1,049	311,574
Hartford Financial Svcs. Group, Inc.	1,004	65,692
Huntington Bancshares, Inc.	4,395	52,872
Intercontinental Exchange, Inc.	1,705	160,338
Invesco Ltd.	1,028	16,582
iShares Core S&P 500 ETF	1,496	567,208
JPMorgan Chase & Co.	8,969	1,009,999
KeyCorp.	2,848	49,071
Lincoln National Corp.	494	23,104
Loews Corp.	594	35,200
M&T Bank Corp.	548	87,346
MarketAxess Hldgs., Inc.	116	29,697
Marsh & McLennan Cos., Inc.	1,533	237,998
MetLife, Inc.	2,111	132,550
Moody’s Corp.	491	133,537
Morgan Stanley	4,274	325,080
MSCI, Inc. Cl A	248	102,213
Nasdaq, Inc.	353	53,847
Northern Trust Corp.	637	61,458
PNC Financial Svcs. Group, Inc.	1,263	199,264
Principal Financial Group, Inc.	718	47,955
Progressive Corp.	1,786	207,658
Prudential Financial, Inc.	1,145	109,554
Raymond James Financial, Inc.	594	53,110
Regions Financial Corp.	2,854	53,512
S&P Global, Inc.	1,060	357,284
Signature Bank	192	34,408

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
State Street Corp.	1,121	$69,110
SVB Financial Group*	179	70,703
Synchrony Financial	1,531	42,286
T. Rowe Price Group, Inc.	695	78,959
Travelers Cos., Inc.	733	123,972
Truist Financial Corp.	4,066	192,850
U.S. Bancorp	4,129	190,017
Wells Fargo & Co.	11,575	453,393
Willis Towers Watson PLC	341	67,310
WR Berkley Corp.	639	43,618
Zions Bancorp N.A.	462	23,516

		11,131,309

HEALTH CARE (14.8%)
Abbott Laboratories	5,347	580,951
AbbVie, Inc.	5,396	826,451
ABIOMED, Inc.*	139	34,404
Agilent Technologies, Inc.	917	108,912
Align Technology, Inc.*	224	53,014
AmerisourceBergen Corp. Cl A	461	65,222
Amgen, Inc.	1,631	396,822
Baxter International, Inc.	1,538	98,786
Becton Dickinson & Co.	871	214,728
Biogen, Inc.*	447	91,161
Bio-Rad Laboratories, Inc. Cl A*	66	32,670
Bio-Techne Corp.	120	41,597
Boston Scientific Corp.*	4,366	162,721
Bristol-Myers Squibb Co.	6,502	500,654
Cardinal Health, Inc.	832	43,489
Catalent, Inc.*	548	58,795
Centene Corp.*	1,787	151,198
Charles River Laboratories International, Inc.*	155	33,165
Cigna Corp.	969	255,351
Cooper Cos., Inc.	150	46,968
CVS Health Corp.	4,004	371,011
Danaher Corp.	1,976	500,955
DaVita, Inc.*	185	14,793
DENTSPLY SIRONA, Inc.	658	23,510
Dexcom, Inc.*	1,199	89,361
Edwards Lifesciences Corp.*	1,899	180,576
Elevance Health, Inc.	736	355,179
Eli Lilly & Co.	2,408	780,746
Gilead Sciences, Inc.	3,830	236,732
HCA Healthcare, Inc.	695	116,802
Henry Schein, Inc.*	422	32,384
Hologic, Inc.*	762	52,807
Humana, Inc.	387	181,143
IDEXX Laboratories, Inc.*	257	90,138
Illumina, Inc.*	480	88,493
Incyte Corp.*	575	43,683
Intuitive Surgical, Inc.*	1,097	220,179
IQVIA Hldgs., Inc.*	579	125,637
Johnson & Johnson	8,036	1,426,470

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Laboratory Corp. of America Hldgs.	283	$66,324
McKesson Corp.	444	144,837
Medtronic PLC	4,097	367,706
Merck & Co., Inc.	7,722	704,015
Mettler-Toledo International, Inc.*	70	80,414
Moderna, Inc.*	1,057	150,992
Molina Healthcare, Inc.*	179	50,050
Organon & Co.	774	26,122
PerkinElmer, Inc.	385	54,755
Pfizer, Inc.	17,134	898,336
Quest Diagnostics, Inc.	359	47,740
Regeneron Pharmaceuticals, Inc.*	330	195,073
ResMed, Inc.	447	93,705
STERIS PLC	306	63,082
Stryker Corp.	1,028	204,500
Teleflex, Inc.	143	35,156
Thermo Fisher Scientific, Inc.	1,195	649,220
UnitedHealth Group, Inc.	2,865	1,471,550
Universal Health Svcs., Inc. Cl B	205	20,645
Vertex Pharmaceuticals, Inc.*	782	220,360
Viatris, Inc.	3,702	38,760
Waters Corp.*	184	60,900
West Pharmaceutical Svcs., Inc.	226	68,336
Zimmer Biomet Hldgs., Inc.	640	67,238
Zoetis, Inc. Cl A	1,437	247,006

		14,754,480

INDUSTRIALS (7.7%)
3M Co.	1,738	224,915
Alaska Air Group, Inc.*	385	15,419
Allegion PLC	269	26,335
American Airlines Group, Inc.*	1,983	25,144
AMETEK, Inc.	706	77,582
AO Smith Corp.	397	21,708
Boeing Co.*	1,698	232,151
Carrier Global Corp.	2,590	92,359
Caterpillar, Inc.	1,629	291,200
CH Robinson Worldwide, Inc.	389	39,433
Cintas Corp.	266	99,359
Copart, Inc.*	653	70,955
CSX Corp.	6,640	192,958
Cummins, Inc.	431	83,411
Deere & Co.	853	255,448
Delta Air Lines, Inc.*	1,958	56,723
Dover Corp.	440	53,381
Eaton Corp. PLC	1,219	153,582
Emerson Electric Co.	1,814	144,286
Equifax, Inc.	373	68,177
Expeditors International of Washington, Inc.	512	49,900
Fastenal Co.	1,758	87,759

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
FedEx Corp.	729	$165,272
Fortive Corp.	1,095	59,546
Fortune Brands Home & Security, Inc.	399	23,892
Generac Hldgs., Inc.*	195	41,063
General Dynamics Corp.	704	155,760
General Electric Co.	3,361	213,995
Honeywell International, Inc.	2,079	361,351
Howmet Aerospace, Inc.	1,149	36,136
Huntington Ingalls Industries, Inc.	122	26,574
IDEX Corp.	232	42,138
Illinois Tool Works, Inc.	865	157,646
Ingersoll Rand, Inc.	1,240	52,179
Jacobs Engineering Group, Inc.	393	49,962
JB Hunt Transport Svcs., Inc.	256	40,312
Johnson Controls International PLC	2,124	101,697
L-3 Harris Technologies, Inc.	589	142,361
Leidos Hldgs., Inc.	417	41,996
Lockheed Martin Corp.	723	310,861
Masco Corp.	721	36,483
Nielsen Hldgs. PLC	1,098	25,496
Nordson Corp.	164	33,200
Norfolk Southern Corp.	728	165,467
Northrop Grumman Corp.	447	213,921
Old Dominion Freight Line, Inc.	281	72,015
Otis Worldwide Corp.	1,291	91,235
PACCAR, Inc.	1,062	87,445
Parker-Hannifin Corp.	392	96,452
Pentair PLC	506	23,160
Quanta Svcs., Inc.	439	55,024
Raytheon Technologies Corp.	4,542	436,532
Republic Svcs., Inc. Cl A	637	83,364
Robert Half International, Inc.	337	25,238
Rockwell Automation, Inc.	355	70,755
Rollins, Inc.	692	24,165
Snap-on, Inc.	163	32,116
Southwest Airlines Co.*	1,811	65,413
Stanley Black & Decker, Inc.	462	48,445
Textron, Inc.	657	40,123
Trane Technologies PLC	715	92,857
TransDigm Group, Inc.*	159	85,331
Union Pacific Corp.	1,918	409,071
United Airlines Hldgs., Inc.*	998	35,349
United Parcel Svc., Inc. Cl B	2,243	409,437
United Rentals, Inc.*	219	53,197
Verisk Analytics, Inc. Cl A	483	83,602
Waste Management, Inc.	1,167	178,528
Westinghouse Air Brake Technologies Corp.	558	45,801
WW Grainger, Inc.	132	59,985
Xylem, Inc.	550	42,999

		7,607,132

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (26.3%)
Accenture PLC Cl A	1,934	$536,975
Adobe, Inc.*	1,443	528,225
Advanced Micro Devices, Inc.*	4,949	378,450
Akamai Technologies, Inc.*	490	44,752
Amphenol Corp. Cl A	1,824	117,429
Analog Devices, Inc.	1,598	233,452
ANSYS, Inc.*	266	63,651
Apple, Inc.	46,955	6,419,688
Applied Materials, Inc.	2,698	245,464
Arista Networks, Inc.*	687	64,399
Autodesk, Inc.*	664	114,181
Automatic Data Processing, Inc.	1,276	268,011
Broadcom, Inc.	1,247	605,805
Broadridge Financial Solutions, Inc.	358	51,033
Cadence Design Systems, Inc.*	842	126,325
CDW Corp.	413	65,072
Ceridian HCM Hldg., Inc.*	420	19,774
Cisco Systems, Inc.	12,686	540,931
Citrix Systems, Inc.	381	37,022
Cognizant Technology Solutions Corp. Cl A	1,592	107,444
Corning, Inc.	2,321	73,135
DXC Technology Co.*	746	22,611
Enphase Energy, Inc.*	412	80,439
EPAM Systems, Inc.*	174	51,292
F5, Inc.*	185	28,312
Fidelity National Information Svcs., Inc.	1,865	170,965
Fiserv, Inc.*	1,777	158,100
FleetCor Technologies, Inc.*	237	49,796
Fortinet, Inc.*	2,035	115,140
Gartner, Inc.*	246	59,490
Global Payments, Inc.	860	95,150
Hewlett Packard Enterprise Co.	3,970	52,642
HP, Inc.	3,217	105,453
Intel Corp.	12,487	467,139
International Business Machines Corp.	2,747	387,849
Intuit, Inc.	864	333,020
Jack Henry & Associates, Inc.	223	40,144
Juniper Networks, Inc.	987	28,130
Keysight Technologies, Inc.*	556	76,645
KLA Corp.	456	145,501
Lam Research Corp.	424	180,688
Mastercard, Inc. Cl A	2,623	827,504
Microchip Technology, Inc.	1,698	98,620
Micron Technology, Inc.	3,410	188,505
Microsoft Corp.	22,839	5,865,740
Monolithic Power Systems, Inc.	133	51,077
Motorola Solutions, Inc.	511	107,106
NetApp, Inc.	680	44,363

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
NortonLifeLock, Inc.	1,777	$39,023
NVIDIA Corp.	7,647	1,159,209
NXP Semiconductors NV	802	118,720
ON Semiconductor Corp.*	1,327	66,761
Oracle Corp.	4,807	335,865
Paychex, Inc.	982	111,820
Paycom Software, Inc.*	147	41,178
PayPal Hldgs., Inc.*	3,536	246,954
PTC, Inc.*	322	34,241
Qorvo, Inc.*	331	31,220
QUALCOMM, Inc.	3,420	436,871
Roper Technologies, Inc.	323	127,472
Salesforce, Inc.*	3,034	500,731
Seagate Technology Hldgs. PLC	604	43,150
ServiceNow, Inc.*	612	291,018
Skyworks Solutions, Inc.	492	45,579
SolarEdge Technologies, Inc.*	169	46,252
Synopsys, Inc.*	468	142,132
TE Connectivity Ltd.	984	111,340
Teledyne Technologies, Inc.*	143	53,641
Teradyne, Inc.	489	43,790
Texas Instruments, Inc.	2,816	432,678
Trimble, Inc.*	764	44,488
Tyler Technologies, Inc.*	126	41,892
VeriSign, Inc.*	292	48,860
Visa, Inc. Cl A	5,026	989,569
Western Digital Corp.*	956	42,857
Zebra Technologies Corp. Cl A*	161	47,326

		26,147,276

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	678	163,045
Albemarle Corp.	358	74,815
Amcor PLC	4,589	57,041
Avery Dennison Corp.	250	40,468
Ball Corp.	977	67,188
Celanese Corp. Cl A	331	38,929
CF Industries Hldgs., Inc.	637	54,610
Corteva, Inc.	2,210	119,649
Dow, Inc.	2,223	114,729
DuPont de Nemours, Inc.	1,553	86,316
Eastman Chemical Co.	394	35,369
Ecolab, Inc.	758	116,550
FMC Corp.	385	41,199
Freeport-McMoRan, Inc.	4,426	129,505
International Flavors & Fragrances, Inc.	778	92,675
International Paper Co.	1,132	47,352
Linde PLC	1,537	441,934
LyondellBasell Industries NV Cl A	790	69,093
Martin Marietta Materials, Inc.	190	56,856
Mosaic Co.	1,105	52,189

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Newmont Corp.	2,424	$144,640
Nucor Corp.	812	84,781
Packaging Corp. of America	287	39,463
PPG Industries, Inc.	722	82,553
Sealed Air Corp.	447	25,801
Sherwin-Williams Co.	731	163,678
Vulcan Materials Co.	406	57,693
Westrock Co.	779	31,035

		2,529,156

REAL ESTATE (2.9%)
Alexandria Real Estate Equities, Inc.	453	65,699
American Tower Corp.	1,420	362,938
AvalonBay Communities, Inc.	427	82,945
Boston Properties, Inc.	436	38,795
Camden Property Trust	325	43,706
CBRE Group, Inc. Cl A*	998	73,463
Crown Castle International Corp.	1,322	222,598
Digital Realty Trust, Inc.	870	112,952
Duke Realty Corp.	1,175	64,566
Equinix, Inc.	278	182,652
Equity Residential	1,045	75,470
Essex Property Trust, Inc.	199	52,040
Extra Space Storage, Inc.	410	69,749
Federal Realty OP LP	218	20,871
Healthpeak Properties, Inc.	1,648	42,700
Host Hotels & Resorts, Inc.	2,183	34,229
Iron Mountain, Inc.	887	43,188
Kimco Realty Corp.	1,887	37,306
Mid-America Apartment Communities, Inc.	353	61,659
Prologis, Inc.	2,261	266,007
Public Storage	466	145,704
Realty Income Corp.	1,838	125,462
Regency Centers Corp.	474	28,113
SBA Communications Corp. Cl A	330	105,616
Simon Property Group, Inc.	1,003	95,205
UDR, Inc.	914	42,081
Ventas, Inc.	1,221	62,796
VICI Properties, Inc.	2,941	87,612
Vornado Realty Trust	486	13,895
Welltower, Inc.	1,387	114,219
Weyerhaeuser Co.	2,274	75,315

		2,849,551

UTILITIES (3.0%)
AES Corp.	2,040	42,861
Alliant Energy Corp.	766	44,895
Ameren Corp.	789	71,294
American Electric Power Co., Inc.	1,568	150,434
American Water Works Co., Inc.	555	82,567

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
American Water Works Co., Inc.	555	$82,567
Atmos Energy Corp.	424	47,530
CenterPoint Energy, Inc.	1,922	56,853
CMS Energy Corp.	886	59,805
Consolidated Edison, Inc.	1,082	102,898
Constellation Energy Corp.	998	57,173
Dominion Energy, Inc.	2,477	197,689
DTE Energy Co.	592	75,036
Duke Energy Corp.	2,351	252,051
Edison International	1,165	73,675
Entergy Corp.	622	70,062
Evergy, Inc.	701	45,740
Eversource Energy	1,053	88,947
Exelon Corp.	2,993	135,643
FirstEnergy Corp.	1,743	66,914

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
NextEra Energy, Inc.	5,999	$464,683
NiSource, Inc.	1,239	36,538
NRG Energy, Inc.	725	27,673
Pinnacle West Capital Corp.	345	25,226
PPL Corp.	2,247	60,961
Public Svc. Enterprise Group, Inc.	1,525	96,502
Sempra Energy	960	144,259
Southern Co.	3,245	231,401
WEC Energy Group, Inc.	964	97,017
Xcel Energy, Inc.	1,663	117,674

		3,024,001

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $90,543,174) 98.6%		98,009,277

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.82	08/02/22	$200,000	$199,855

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,855) 0.2%					199,855

				Shares	Value
WARRANTS
ENERGY (0.0%) (2)
Occidental Petroleum Corp.-expiring 08/03/2027*				369	$13,642

TOTAL WARRANTS (Cost: $1,827) 0.0% (2)					13,642

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit		0.91	07/01/22	$1,239,596	$1,239,596

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,239,596) 1.2%					1,239,596

TOTAL INVESTMENTS (Cost: $91,984,452) 100.0%					99,462,370

OTHER NET ASSETS 0.0% (2)					79

NET ASSETS 100.0%					$99,462,449

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.3%)
Activision Blizzard, Inc.	207	$16,117
Alphabet, Inc. Cl A*	79	172,162
Alphabet, Inc. Cl C*	73	159,684
AT&T, Inc.	1,903	39,887
Charter Communications, Inc. Cl A*	31	14,524
Comcast Corp. Cl A	1,188	46,617
DISH Network Corp. Cl A*	66	1,183
Electronic Arts, Inc.	74	9,002
Fox Corp. Cl A	83	2,669
Fox Corp. Cl B	39	1,158
Interpublic Group of Cos., Inc.	104	2,863
Live Nation Entertainment, Inc.*	36	2,973
Lumen Technologies, Inc.	247	2,695
Match Group, Inc.*	75	5,227
Meta Platforms, Inc. Cl A*	610	98,362
Netflix, Inc.*	118	20,635
News Corp. Cl A	104	1,620
News Corp. Cl B	32	509
Omnicom Group, Inc.	55	3,499
Paramount Global Cl B	161	3,974
Take-Two Interactive Software, Inc.*	42	5,146
T-Mobile US, Inc.*	156	20,988
Twitter, Inc.*	203	7,590
Verizon Communications, Inc.	1,116	56,637
Walt Disney Co.*	484	45,690
Warner Bros Discovery, Inc.*	587	7,878

		749,289

CONSUMER DISCRETIONARY (6.3%)
Advance Auto Parts, Inc.	17	2,942
Amazon.com, Inc.*	2,326	247,044
Aptiv PLC*	72	6,413
AutoZone, Inc.*	6	12,895
Bath & Body Works, Inc.	64	1,723
Best Buy Co., Inc.	54	3,520
Booking Hldgs., Inc.*	11	19,239
BorgWarner, Inc.	63	2,102
Caesars Entertainment, Inc.*	56	2,145
CarMax, Inc.*	43	3,891
Carnival Corp.*	215	1,860
Chipotle Mexican Grill, Inc. Cl A*	8	10,458
Darden Restaurants, Inc.	34	3,846
Dollar General Corp.	61	14,972
Dollar Tree, Inc.*	59	9,195
Domino’s Pizza, Inc.	10	3,897
DR Horton, Inc.	85	5,626
eBay, Inc.	149	6,209
Etsy, Inc.*	34	2,489
Expedia Group, Inc.*	40	3,793
Ford Motor Co.	1,049	11,675

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Garmin Ltd.	41	$4,028
General Motors Co.*	387	12,291
Genuine Parts Co.	38	5,054
Hasbro, Inc.	35	2,866
Hilton Worldwide Hldgs., Inc.	74	8,247
Home Depot, Inc.	275	75,424
Las Vegas Sands Corp.*	91	3,056
Lennar Corp. Cl A	69	4,870
LKQ Corp.	70	3,436
Lowe’s Cos., Inc.	176	30,742
Marriott International, Inc. Cl A	73	9,929
McDonald’s Corp.	197	48,635
MGM Resorts International	94	2,721
Mohawk Industries, Inc.*	14	1,737
Newell Brands, Inc.	98	1,866
NIKE, Inc. Cl B	337	34,441
Norwegian Cruise Line Hldgs. Ltd.*	111	1,234
NVR, Inc.*	1	4,004
O’Reilly Automotive, Inc.*	18	11,372
Penn National Gaming, Inc.*	44	1,338
Pool Corp.	11	3,864
PulteGroup, Inc.	64	2,536
PVH Corp.	18	1,024
Ralph Lauren Corp. Cl A	13	1,165
Ross Stores, Inc.	94	6,602
Royal Caribbean Cruises Ltd.*	60	2,095
Starbucks Corp.	304	23,223
Tapestry, Inc.	67	2,045
Target Corp.	123	17,371
Tesla, Inc.*	223	150,173
TJX Cos., Inc.	312	17,425
Tractor Supply Co.	30	5,815
Ulta Beauty, Inc.*	14	5,397
VF Corp.	85	3,755
Whirlpool Corp.	15	2,323
Wynn Resorts Ltd.*	28	1,595
Yum! Brands, Inc.	76	8,627

		898,260

CONSUMER STAPLES (4.1%)
Altria Group, Inc.	481	20,091
Archer-Daniels-Midland Co.	149	11,562
Brown-Forman Corp. Cl B	49	3,438
Campbell Soup Co.	54	2,595
Church & Dwight Co., Inc.	64	5,930
Clorox Co.	33	4,652
Coca-Cola Co.	1,037	65,238
Colgate-Palmolive Co.	223	17,871
Conagra Brands, Inc.	127	4,349
Constellation Brands, Inc. Cl A	44	10,255
Costco Wholesale Corp.	117	56,076
Estee Lauder Cos., Inc. Cl A	62	15,790

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
General Mills, Inc.	160	$12,072
Hershey Co.	39	8,391
Hormel Foods Corp.	75	3,552
JM Smucker Co.	29	3,712
Kellogg Co.	68	4,851
Keurig Dr Pepper, Inc.	196	6,936
Kimberly-Clark Corp.	89	12,029
Kraft Heinz Co.	188	7,170
Kroger Co.	175	8,283
Lamb Weston Hldgs., Inc.	39	2,787
McCormick & Co., Inc.	66	5,495
Molson Coors Beverage Co. Cl B	50	2,725
Mondelez International, Inc. Cl A	367	22,787
Monster Beverage Corp.*	99	9,177
PepsiCo, Inc.	367	61,164
Philip Morris International, Inc.	412	40,681
Procter & Gamble Co.	637	91,594
Sysco Corp.	135	11,436
Tyson Foods, Inc. Cl A	77	6,627
Walgreens Boots Alliance, Inc.	190	7,201
Walmart, Inc.	373	45,349

		591,866

ENERGY (2.6%)
APA Corp.	90	3,141
Baker Hughes Co. Cl A	248	7,160
Chevron Corp.	522	75,575
ConocoPhillips	344	30,894
Coterra Energy, Inc.	215	5,545
Devon Energy Corp.	164	9,038
Diamondback Energy, Inc.	45	5,452
EOG Resources, Inc.	155	17,118
Exxon Mobil Corp.	1,120	95,917
Halliburton Co.	239	7,495
Hess Corp.	73	7,733
Kinder Morgan, Inc.	518	8,682
Marathon Oil Corp.	189	4,249
Marathon Petroleum Corp.	144	11,838
Occidental Petroleum Corp.	236	13,896
ONEOK, Inc.	118	6,549
Phillips 66	127	10,413
Pioneer Natural Resources Co.	60	13,385
Schlumberger NV	375	13,410
Valero Energy Corp.	108	11,478
Williams Cos., Inc.	323	10,081

		369,049

FINANCIALS (7.2%)
Aflac, Inc.	158	8,742
Allstate Corp.	74	9,378
American Express Co.	162	22,456

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
American International Group, Inc.	211	$10,788
Ameriprise Financial, Inc.	30	7,130
Aon PLC Cl A	57	15,372
Arthur J. Gallagher & Co.	56	9,130
Assurant, Inc.	15	2,593
Bank of America Corp.	1,885	58,680
Bank of New York Mellon Corp.	197	8,217
Berkshire Hathaway, Inc. Cl B*	481	131,323
BlackRock, Inc. Cl A	38	23,144
Brown & Brown, Inc.	62	3,617
Capital One Financial Corp.	105	10,940
Cboe Global Markets, Inc.	28	3,169
Charles Schwab Corp.	401	25,335
Chubb Ltd.	113	22,214
Cincinnati Financial Corp.	40	4,759
Citigroup, Inc.	516	23,731
Citizens Financial Group, Inc.	131	4,675
CME Group, Inc. Cl A	95	19,446
Comerica, Inc.	35	2,568
Discover Financial Svcs.	75	7,094
Everest Re Group Ltd.	11	3,083
FactSet Research Systems, Inc.	10	3,846
Fifth Third Bancorp	182	6,115
First Republic Bank	48	6,922
Franklin Resources, Inc.	74	1,725
Globe Life, Inc.	25	2,437
Goldman Sachs Group, Inc.	91	27,029
Hartford Financial Svcs. Group, Inc.	88	5,758
Huntington Bancshares, Inc.	382	4,596
Intercontinental Exchange, Inc.	148	13,918
Invesco Ltd.	90	1,452
iShares Core S&P 500 ETF	282	106,920
JPMorgan Chase & Co.	780	87,836
KeyCorp.	247	4,256
Lincoln National Corp.	43	2,011
Loews Corp.	52	3,082
M&T Bank Corp.	47	7,491
MarketAxess Hldgs., Inc.	11	2,816
Marsh & McLennan Cos., Inc.	133	20,648
MetLife, Inc.	184	11,553
Moody’s Corp.	43	11,695
Morgan Stanley	372	28,294
MSCI, Inc. Cl A	22	9,067
Nasdaq, Inc.	31	4,729
Northern Trust Corp.	55	5,306
PNC Financial Svcs. Group, Inc.	110	17,355

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Principal Financial Group, Inc.	63	$4,208
Progressive Corp.	155	18,022
Prudential Financial, Inc.	100	9,568
Raymond James Financial, Inc.	51	4,560
Regions Financial Corp.	249	4,669
S&P Global, Inc.	93	31,347
Signature Bank	16	2,867
State Street Corp.	97	5,980
SVB Financial Group*	15	5,925
Synchrony Financial	134	3,701
T. Rowe Price Group, Inc.	61	6,930
Travelers Cos., Inc.	64	10,824
Truist Financial Corp.	354	16,790
U.S. Bancorp	359	16,521
Wells Fargo & Co.	1,007	39,444
Willis Towers Watson PLC	30	5,922
WR Berkley Corp.	55	3,754
Zions Bancorp N.A.	41	2,087

		1,027,560

HEALTH CARE (9.0%)
Abbott Laboratories	466	50,631
AbbVie, Inc.	469	71,832
ABIOMED, Inc.*	12	2,970
Agilent Technologies, Inc.	79	9,383
Align Technology, Inc.*	20	4,733
AmerisourceBergen Corp. Cl A	40	5,659
Amgen, Inc.	142	34,548
Baxter International, Inc.	133	8,543
Becton Dickinson & Co.	75	18,490
Biogen, Inc.*	39	7,954
Bio-Rad Laboratories, Inc. Cl A*	6	2,970
Bio-Techne Corp.	10	3,466
Boston Scientific Corp.*	380	14,163
Bristol-Myers Squibb Co.	566	43,582
Cardinal Health, Inc.	73	3,816
Catalent, Inc.*	48	5,150
Centene Corp.*	155	13,115
Charles River Laboratories International, Inc.*	14	2,996
Cigna Corp.	85	22,399
Cooper Cos., Inc.	13	4,070
CVS Health Corp.	348	32,246
Danaher Corp.	172	43,605
DaVita, Inc.*	17	1,359
DENTSPLY SIRONA, Inc.	58	2,072
Dexcom, Inc.*	104	7,751
Edwards Lifesciences Corp.*	165	15,690
Elevance Health, Inc.	65	31,368
Eli Lilly & Co.	210	68,088
Gilead Sciences, Inc.	333	20,583
HCA Healthcare, Inc.	61	10,252

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Henry Schein, Inc.*	37	$2,839
Hologic, Inc.*	67	4,643
Humana, Inc.	34	15,914
IDEXX Laboratories, Inc.*	23	8,067
Illumina, Inc.*	42	7,743
Incyte Corp.*	50	3,798
Intuitive Surgical, Inc.*	95	19,067
IQVIA Hldgs., Inc.*	51	11,067
Johnson & Johnson	699	124,080
Laboratory Corp. of America Hldgs.	25	5,859
McKesson Corp.	39	12,722
Medtronic PLC	356	31,951
Merck & Co., Inc.	672	61,266
Mettler-Toledo International, Inc.*	7	8,041
Moderna, Inc.*	92	13,142
Molina Healthcare, Inc.*	15	4,194
Organon & Co.	67	2,261
PerkinElmer, Inc.	34	4,836
Pfizer, Inc.	1,491	78,173
Quest Diagnostics, Inc.	32	4,255
Regeneron Pharmaceuticals, Inc.*	28	16,552
ResMed, Inc.	39	8,176
STERIS PLC	27	5,566
Stryker Corp.	89	17,705
Teleflex, Inc.	13	3,196
Thermo Fisher Scientific, Inc.	104	56,501
UnitedHealth Group, Inc.	249	127,894
Universal Health Svcs., Inc. Cl B	18	1,813
Vertex Pharmaceuticals, Inc.*	68	19,162
Viatris, Inc.	322	3,372
Waters Corp.*	17	5,627
West Pharmaceutical Svcs., Inc.	20	6,047
Zimmer Biomet Hldgs., Inc.	56	5,883
Zoetis, Inc. Cl A	125	21,486

		1,286,382

INDUSTRIALS (4.7%)
3M Co.	151	19,541
Alaska Air Group, Inc.*	34	1,362
Allegion PLC	24	2,349
American Airlines Group, Inc.*	172	2,181
AMETEK, Inc.	62	6,813
AO Smith Corp.	35	1,914
Boeing Co.*	147	20,098
Carrier Global Corp.	226	8,059
Caterpillar, Inc.	142	25,384
CH Robinson Worldwide, Inc.	34	3,447
Cintas Corp.	23	8,591

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Copart, Inc.*	56	$6,085
CSX Corp.	578	16,797
Cummins, Inc.	38	7,354
Deere & Co.	75	22,460
Delta Air Lines, Inc.*	170	4,925
Dover Corp.	39	4,732
Eaton Corp. PLC	106	13,355
Emerson Electric Co.	157	12,488
Equifax, Inc.	33	6,032
Expeditors International of Washington, Inc.	45	4,386
Fastenal Co.	153	7,638
FedEx Corp.	64	14,509
Fortive Corp.	95	5,166
Fortune Brands Home & Security, Inc.	35	2,096
Generac Hldgs., Inc.*	17	3,580
General Dynamics Corp.	61	13,496
General Electric Co.	292	18,592
Honeywell International, Inc.	181	31,460
Howmet Aerospace, Inc.	100	3,145
Huntington Ingalls Industries, Inc.	11	2,396
IDEX Corp.	21	3,814
Illinois Tool Works, Inc.	75	13,669
Ingersoll Rand, Inc.	108	4,545
Jacobs Engineering Group, Inc.	35	4,449
JB Hunt Transport Svcs., Inc.	23	3,622
Johnson Controls International PLC	184	8,810
L-3 Harris Technologies, Inc.	52	12,568
Leidos Hldgs., Inc.	37	3,726
Lockheed Martin Corp.	63	27,088
Masco Corp.	63	3,188
Nielsen Hldgs. PLC	95	2,206
Nordson Corp.	14	2,834
Norfolk Southern Corp.	63	14,319
Northrop Grumman Corp.	39	18,664
Old Dominion Freight Line, Inc.	25	6,407
Otis Worldwide Corp.	112	7,915
PACCAR, Inc.	92	7,575
Parker-Hannifin Corp.	34	8,366
Pentair PLC	44	2,014
Quanta Svcs., Inc.	38	4,763
Raytheon Technologies Corp.	395	37,964
Republic Svcs., Inc. Cl A	56	7,329
Robert Half International, Inc.	29	2,172
Rockwell Automation, Inc.	31	6,179
Rollins, Inc.	60	2,095
Snap-on, Inc.	15	2,955
Southwest Airlines Co.*	157	5,671
Stanley Black & Decker, Inc.	41	4,299

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Textron, Inc.	58	$3,542
Trane Technologies PLC	62	8,052
TransDigm Group, Inc.*	14	7,513
Union Pacific Corp.	167	35,618
United Airlines Hldgs., Inc.*	86	3,046
United Parcel Svc., Inc. Cl B	195	35,595
United Rentals, Inc.*	20	4,858
Verisk Analytics, Inc. Cl A	42	7,270
Waste Management, Inc.	102	15,604
Westinghouse Air Brake Technologies Corp.	49	4,022
WW Grainger, Inc.	12	5,453
Xylem, Inc.	48	3,753

		663,963

INFORMATION TECHNOLOGY (16.0%)
Accenture PLC Cl A	168	46,645
Adobe, Inc.*	125	45,757
Advanced Micro Devices, Inc.*	431	32,959
Akamai Technologies, Inc.*	43	3,927
Amphenol Corp. Cl A	158	10,172
Analog Devices, Inc.	139	20,306
ANSYS, Inc.*	24	5,743
Apple, Inc.	4,088	558,911
Applied Materials, Inc.	235	21,380
Arista Networks, Inc.*	60	5,624
Autodesk, Inc.*	58	9,974
Automatic Data Processing, Inc.	111	23,315
Broadcom, Inc.	109	52,953
Broadridge Financial Solutions, Inc.	31	4,419
Cadence Design Systems, Inc.*	73	10,952
CDW Corp.	36	5,672
Ceridian HCM Hldg., Inc.*	37	1,742
Cisco Systems, Inc.	1,104	47,074
Citrix Systems, Inc.	33	3,207
Cognizant Technology Solutions Corp. Cl A	139	9,381
Corning, Inc.	202	6,365
DXC Technology Co.*	65	1,970
Enphase Energy, Inc.*	36	7,029
EPAM Systems, Inc.*	15	4,422
F5, Inc.*	16	2,449
Fidelity National Information Svcs., Inc.	162	14,851
Fiserv, Inc.*	155	13,790
FleetCor Technologies, Inc.*	21	4,412
Fortinet, Inc.*	180	10,184
Gartner, Inc.*	22	5,320
Global Payments, Inc.	75	8,298
Hewlett Packard Enterprise Co.	345	4,575

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
HP, Inc.	280	$9,179
Intel Corp.	1,087	40,665
International Business Machines Corp.	239	33,744
Intuit, Inc.	75	28,908
Jack Henry & Associates, Inc.	20	3,600
Juniper Networks, Inc.	86	2,451
Keysight Technologies, Inc.*	49	6,755
KLA Corp.	40	12,763
Lam Research Corp.	37	15,768
Mastercard, Inc. Cl A	228	71,930
Microchip Technology, Inc.	147	8,538
Micron Technology, Inc.	296	16,363
Microsoft Corp.	1,988	510,578
Monolithic Power Systems, Inc.	12	4,608
Motorola Solutions, Inc.	45	9,432
NetApp, Inc.	59	3,849
NortonLifeLock, Inc.	154	3,382
NVIDIA Corp.	665	100,807
NXP Semiconductors NV	70	10,362
ON Semiconductor Corp.*	115	5,786
Oracle Corp.	418	29,206
Paychex, Inc.	85	9,679
Paycom Software, Inc.*	13	3,642
PayPal Hldgs., Inc.*	308	21,511
PTC, Inc.*	28	2,977
Qorvo, Inc.*	29	2,735
QUALCOMM, Inc.	298	38,067
Roper Technologies, Inc.	28	11,050
Salesforce, Inc.*	264	43,571
Seagate Technology Hldgs. PLC	53	3,786
ServiceNow, Inc.*	53	25,202
Skyworks Solutions, Inc.	43	3,984
SolarEdge Technologies, Inc.*	14	3,831
Synopsys, Inc.*	41	12,452
TE Connectivity Ltd.	86	9,731
Teledyne Technologies, Inc.*	13	4,877
Teradyne, Inc.	43	3,851
Texas Instruments, Inc.	245	37,644
Trimble, Inc.*	66	3,843
Tyler Technologies, Inc.*	11	3,657
VeriSign, Inc.*	26	4,351
Visa, Inc. Cl A	438	86,238
Western Digital Corp.*	83	3,721
Zebra Technologies Corp. Cl A*	14	4,115

		2,276,967

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (1.5%)
Air Products & Chemicals, Inc.	59	$14,188
Albemarle Corp.	31	6,479
Amcor PLC	399	4,960
Avery Dennison Corp.	22	3,561
Ball Corp.	85	5,845
Celanese Corp. Cl A	29	3,411
CF Industries Hldgs., Inc.	56	4,801
Corteva, Inc.	192	10,395
Dow, Inc.	194	10,012
DuPont de Nemours, Inc.	135	7,503
Eastman Chemical Co.	35	3,142
Ecolab, Inc.	66	10,148
FMC Corp.	34	3,638
Freeport-McMoRan, Inc.	385	11,265
International Flavors & Fragrances, Inc.	68	8,100
International Paper Co.	99	4,141
Linde PLC	134	38,529
LyondellBasell Industries NV Cl A	69	6,035
Martin Marietta Materials, Inc.	17	5,087
Mosaic Co.	97	4,581
Newmont Corp.	211	12,591
Nucor Corp.	71	7,413
Packaging Corp. of America	25	3,438
PPG Industries, Inc.	63	7,204
Sealed Air Corp.	39	2,251
Sherwin-Williams Co.	64	14,330
Vulcan Materials Co.	36	5,116
Westrock Co.	68	2,709

		220,873

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	39	5,656
American Tower Corp.	123	31,438
AvalonBay Communities, Inc.	37	7,187
Boston Properties, Inc.	38	3,381
Camden Property Trust	28	3,765
CBRE Group, Inc. Cl A*	87	6,404
Crown Castle International Corp.	115	19,364
Digital Realty Trust, Inc.	75	9,737
Duke Realty Corp.	102	5,605
Equinix, Inc.	24	15,769
Equity Residential	90	6,500
Essex Property Trust, Inc.	18	4,707
Extra Space Storage, Inc.	36	6,124
Federal Realty Investment Trust	19	1,819
Healthpeak Properties, Inc.	143	3,705

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Host Hotels & Resorts, Inc.	190	$2,979
Iron Mountain, Inc.	77	3,749
Kimco Realty Corp.	164	3,242
Mid-America Apartment Communities, Inc.	31	5,415
Prologis, Inc.	196	23,059
Public Storage	41	12,820
Realty Income Corp.	159	10,853
Regency Centers Corp.	41	2,432
SBA Communications Corp. Cl A	29	9,281
Simon Property Group, Inc.	87	8,258
UDR, Inc.	79	3,637
Ventas, Inc.	106	5,452
VICI Properties, Inc.	256	7,626
Vornado Realty Trust	42	1,201
Welltower, Inc.	120	9,882
Weyerhaeuser Co.	197	6,525

		247,572

UTILITIES (1.8%)
AES Corp.	177	3,719
Alliant Energy Corp.	67	3,927
Ameren Corp.	69	6,235
American Electric Power Co., Inc.	136	13,048
American Water Works Co., Inc.	48	7,141
Atmos Energy Corp.	36	4,036
CenterPoint Energy, Inc.	167	4,940
CMS Energy Corp.	77	5,198
Consolidated Edison, Inc.	94	8,939
Constellation Energy Corp.	86	4,924
Dominion Energy, Inc.	215	17,159
DTE Energy Co.	52	6,591
Duke Energy Corp.	204	21,871
Edison International	101	6,387
Entergy Corp.	54	6,083
Evergy, Inc.	61	3,980
Eversource Energy	91	7,687
Exelon Corp.	260	11,783
FirstEnergy Corp.	151	5,797
NextEra Energy, Inc.	522	40,434
NiSource, Inc.	107	3,155
NRG Energy, Inc.	64	2,443
Pinnacle West Capital Corp.	30	2,194
PPL Corp.	195	5,290
Public Svc. Enterprise Group, Inc.	133	8,416
Sempra Energy	84	12,623
Southern Co.	282	20,109
WEC Energy Group, Inc.	83	8,353
Xcel Energy, Inc.	144	10,189

		262,651

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $7,809,403 ) 60.2%		$8,594,432

ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.9%)
Cardlytics, Inc.*	209	4,663
EchoStar Corp. Cl A*	622	12,005
Fox Corp. Cl A	473	15,212
Take-Two Interactive Software, Inc.*	257	31,490
TEGNA, Inc.	2,281	47,832
Twitter, Inc.*	250	9,348
Warner Bros Discovery, Inc.*	524	7,032

		127,582

CONSUMER DISCRETIONARY (3.8%)
Aptiv PLC*	87	7,749
AutoZone, Inc.*	22	47,280
Bloomin’ Brands, Inc.	1,922	31,943
Bright Horizons Family Solutions, Inc.*	76	6,424
Burlington Stores, Inc.*	38	5,177
Caesars Entertainment, Inc.*	168	6,434
Capri Hldgs. Ltd.*	639	26,205
Darden Restaurants, Inc.	177	20,022
Everi Hldgs., Inc.*	480	7,829
Five Below, Inc.*	255	28,924
Ford Motor Co.	708	7,880
Fox Factory Hldg. Corp.*	83	6,685
Golden Entertainment, Inc.*	570	22,544
Hanesbrands, Inc.	893	9,189
Lithia Motors, Inc. Cl A	59	16,214
Marriott Vacations Worldwide Corp.	488	56,705
Murphy USA, Inc.	36	8,383
NVR, Inc.*	4	16,017
Ollie’s Bargain Outlet Hldgs., Inc.*	505	29,669
Ralph Lauren Corp. Cl A	96	8,607
Skyline Champion Corp.*	169	8,014
Sonic Automotive, Inc. Cl A	802	29,377
Sonos, Inc.*	604	10,896
Steven Madden Ltd.	1,368	44,063
Taylor Morrison Home Corp. Cl A*	1,089	25,439
Tractor Supply Co.	150	29,077
Williams-Sonoma, Inc.	144	15,977
XPEL, Inc.*	262	12,034

		544,757

CONSUMER STAPLES (1.3%)
BJ’s Wholesale Club Hldgs., Inc.*	133	8,289
Boston Beer Co., Inc. Cl A*	69	20,905
Church & Dwight Co., Inc.	305	28,262

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Constellation Brands, Inc. Cl A	179	$41,717
Crimson Wine Group Ltd.*	1,816	12,966
Freshpet, Inc.*	202	10,482
TreeHouse Foods, Inc.*	1,629	68,125

		190,746

ENERGY (2.8%)
Baker Hughes Co. Cl A	1,603	46,278
ChampionX Corp.	1,800	35,730
Cheniere Energy, Inc.	305	40,574
Chesapeake Energy Corp.	506	41,037
Devon Energy Corp.	951	52,410
EQT Corp.	1,026	35,294
Hess Corp.	82	8,687
Magnolia Oil & Gas Corp. Cl A	492	10,327
MPLX LP	216	6,296
Northern Oil & Gas, Inc.	615	15,535
Ovintiv, Inc.	479	21,167
PDC Energy, Inc.	556	34,255
Southwestern Energy Co.*	2,417	15,106
Williams Cos., Inc.	1,246	38,887

		401,583

FINANCIALS (6.0%)
American Equity Investment Life Hldg. Co.	439	16,054
American Financial Group, Inc.	193	26,790
Ameriprise Financial, Inc.	205	48,725
Argo Group International Hldgs. Ltd.	270	9,952
Bank of Marin Bancorp	192	6,102
Banner Corp.	404	22,709
Brookline Bancorp, Inc.	1,246	16,584
Brown & Brown, Inc.	434	25,320
Dime Community Bancshares, Inc.	355	10,526
Discover Financial Svcs.	269	25,442
Eastern Bankshares, Inc.	1,879	34,686
Ellington Financial, Inc.	1,177	17,267
Enterprise Financial Svcs. Corp.	516	21,414
Essent Group Ltd.	558	21,706
Everest Re Group Ltd.	43	12,052
Fifth Third Bancorp	830	27,888
First Financial Bankshares, Inc.	151	5,930
First Foundation, Inc.	363	7,434
First Interstate BancSystem, Inc. Cl A	714	27,211
First Republic Bank	171	24,658
Glacier Bancorp, Inc.	186	8,820
Goosehead Insurance, Inc. Cl A	99	4,521

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Green Dot Corp. Cl A*	867	$21,770
Hancock Whitney Corp.	544	24,116
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	122	4,619
Hartford Financial Svcs. Group, Inc.	591	38,669
Home BancShares, Inc.	912	18,942
Houlihan Lokey, Inc. Cl A	86	6,788
iShares Micro-Cap ETF	47	4,886
iShares Russell 2000 Growth ETF	37	7,633
KeyCorp.	689	11,871
Metropolitan Bank Hldg. Corp.*	174	12,079
Moelis & Co. Cl A	201	7,909
MSCI, Inc. Cl A	29	11,953
Primerica, Inc.	298	35,668
Raymond James Financial, Inc.	201	17,971
Reinsurance Group of America, Inc. Cl A	78	9,149
RLI Corp.	80	9,327
Selective Insurance Group, Inc.	291	25,300
Signature Bank	51	9,140
Silvergate Capital Corp. Cl A*	64	3,426
Starwood Property Trust, Inc.	1,048	21,893
Stifel Financial Corp.	133	7,451
Stock Yards Bancorp, Inc.	474	28,355
SVB Financial Group*	61	24,094
Synchrony Financial	209	5,773
TriCo Bancshares	314	14,331
UMB Financial Corp.	212	18,253
Voya Financial, Inc.	138	8,215
Webster Financial Corp.	325	13,699
Zions Bancorp N.A.	112	5,701

		850,772

HEALTH CARE (3.9%)
Addus HomeCare Corp.*	171	14,241
Agilent Technologies, Inc.	275	32,662
Align Technology, Inc.*	38	8,994
Amicus Therapeutics, Inc.*	396	4,253
AMN Healthcare Svcs., Inc.*	94	10,313
Arrowhead Pharmaceuticals, Inc.*	99	3,486
BioCryst Pharmaceuticals, Inc.*	624	6,602
Biohaven Pharmaceutical Hldg. Co. Ltd.*	75	10,928
Blueprint Medicines Corp.*	87	4,394
CareDx, Inc.*	152	3,265
Centene Corp.*	144	12,183
Chemed Corp.	29	13,612
ChemoCentryx, Inc.*	206	5,105

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
CONMED Corp.	103	$9,863
Emergent BioSolutions, Inc.*	169	5,246
Encompass Health Corp.	275	15,414
Envista Hldgs. Corp.*	345	13,296
Exact Sciences Corp.*	69	2,718
Fate Therapeutics, Inc.*	131	3,246
Halozyme Therapeutics, Inc.*	195	8,580
Horizon Therapeutics PLC*	275	21,934
Humana, Inc.	19	8,894
IDEXX Laboratories, Inc.*	26	9,119
Inmode Ltd.*	190	4,258
Insmed, Inc.*	183	3,609
Inspire Medical Systems, Inc.*	38	6,941
Insulet Corp.*	43	9,371
iRhythm Technologies, Inc.*	57	6,158
Krystal Biotech, Inc.*	62	4,071
LHC Group, Inc.*	62	9,656
Madrigal Pharmaceuticals, Inc.*	37	2,648
Medpace Hldgs., Inc.*	52	7,783
Mettler-Toledo International, Inc.*	14	16,083
NanoString Technologies, Inc.*	348	4,420
Neogen Corp.*	184	4,433
NextGen Healthcare, Inc.*	1,697	29,596
Omnicell, Inc.*	135	15,356
OrthoPediatrics Corp.*	154	6,645
Penumbra, Inc.*	43	5,354
QuidelOrtho Corp.*	184	17,881
Repligen Corp.*	38	6,171
SeaSpine Hldgs. Corp.*	1,147	6,481
Sientra, Inc.*	2,790	2,337
Silk Road Medical, Inc.*	107	3,894
Simulations Plus, Inc.	169	8,337
STAAR Surgical Co.*	105	7,448
Supernus Pharmaceuticals, Inc.*	1,011	29,238
Syneos Health, Inc. Cl A*	417	29,891
Tactile Systems Technology, Inc.*	377	2,752
Tandem Diabetes Care, Inc.*	160	9,470
Tenet Healthcare Corp.*	187	9,829
Veeva Systems, Inc. Cl A*	55	10,892
Vericel Corp.*	477	12,011
Xencor, Inc.*	128	3,503
Zimmer Biomet Hldgs., Inc.	278	29,207
Zimvie, Inc.*	16	256

		554,328

INDUSTRIALS (6.7%)
Alaska Air Group, Inc.*	568	22,748
Arcosa, Inc.	335	15,554
Atkore, Inc.*	142	11,787

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Axon Enterprise, Inc.*	163	$15,187
AZEK Co., Inc. Cl A*	221	3,700
Bloom Energy Corp. Cl A*	309	5,098
Builders FirstSource, Inc.*	722	38,771
Carlisle Cos., Inc.	207	49,392
Casella Waste Systems, Inc. Cl A*	122	8,867
Chart Industries, Inc.*	99	16,571
Clean Harbors, Inc.*	277	24,285
Crane Hldgs. Co.	234	20,489
Deluxe Corp.	1,088	23,577
Dover Corp.	235	28,511
Ducommun, Inc.*	317	13,644
EMCOR Group, Inc.	155	15,959
Encore Wire Corp.	190	19,745
EnPro Industries, Inc.	368	30,150
ESCO Technologies, Inc.	466	31,860
Federal Signal Corp.	484	17,230
Franklin Electric Co., Inc.	135	9,890
Generac Hldgs., Inc.*	82	17,267
Graco, Inc.	258	15,328
HEICO Corp. Cl A	80	8,430
IAA, Inc.*	206	6,751
ICF International, Inc.	262	24,890
Jacobs Engineering Group, Inc.	153	19,450
KBR, Inc.	1,148	55,552
L-3 Harris Technologies, Inc.	66	15,953
ManTech International Corp. Cl A	127	12,122
Masonite International Corp.*	66	5,071
Miller Industries, Inc.	970	21,990
Mueller Industries, Inc.	1,368	72,901
Old Dominion Freight Line, Inc.	173	44,336
Oshkosh Corp.	229	18,810
Quanta Svcs., Inc.	170	21,308
Saia, Inc.*	31	5,828
Simpson Manufacturing Co., Inc.	62	6,238
Stanley Black & Decker, Inc.	93	9,752
Tetra Tech, Inc.	43	5,872
TransUnion	178	14,238
Trex Co., Inc.*	285	15,510
UFP Industries, Inc.	543	37,000
Univar Solutions, Inc.*	1,197	29,769
Vicor Corp.*	84	4,597
VSE Corp.	640	24,051
Werner Enterprises, Inc.	401	15,455
Willdan Group, Inc.*	196	5,406

		956,890

INFORMATION TECHNOLOGY (5.4%)
Altair Engineering, Inc. Cl A*	127	6,668
Ambarella, Inc.*	102	6,677
Amphenol Corp. Cl A	263	16,932

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Arteris, Inc.*	501	$3,492
Belden, Inc.	359	19,124
Blackline, Inc.*	85	5,661
Cambium Networks Corp.*	359	5,259
Ciena Corp.*	244	11,151
CMC Materials, Inc.	155	27,046
Cohu, Inc.*	854	23,698
Credo Technology Group Hldg. Ltd.*	339	3,960
Digi International, Inc.*	175	4,238
Domo, Inc. Cl B*	272	7,562
DXC Technology Co.*	956	28,977
EPAM Systems, Inc.*	37	10,907
Euronet Worldwide, Inc.*	450	45,266
Fabrinet*	65	5,272
Five9, Inc.*	405	36,912
ForgeRock, Inc. Cl A*	209	4,477
Globant S.A.*	48	8,352
Guidewire Software, Inc.*	89	6,318
Hewlett Packard Enterprise Co.	773	10,250
II-VI, Inc.*	336	17,119
Keysight Technologies, Inc.*	59	8,133
LivePerson, Inc.*	326	4,610
Lumentum Hldgs., Inc.*	320	25,414
Marvell Technology, Inc.	215	9,359
Maximus, Inc.	105	6,564
MaxLinear, Inc. Cl A*	397	13,490
Microchip Technology, Inc.	158	9,176
MKS Instruments, Inc.	82	8,416
MongoDB, Inc. Cl A*	23	5,968
Monolithic Power Systems, Inc.	48	18,434
Motorola Solutions, Inc.	69	14,462
Novanta, Inc.*	67	8,125
Okta, Inc. Cl A*	63	5,695
Palo Alto Networks, Inc.*	41	20,252
PDF Solutions, Inc.*	250	5,378
Perficient, Inc.*	340	31,175
Ping Identity Hldg. Corp.*	558	10,122
PTC, Inc.*	208	22,118
Q2 Hldgs., Inc.*	117	4,513
Qualys, Inc.*	13	1,640
Rapid7, Inc.*	257	17,168
Richardson Electronics Ltd.*	207	3,035
Sailpoint Technologies Hldgs., Inc.*	296	18,553
Sequans Communications S.A.*	457	1,229
Silicon Laboratories, Inc.*	56	7,852
Splunk, Inc.*	145	12,827
Synaptics, Inc.*	64	7,555
Synopsys, Inc.*	44	13,362
Teledyne Technologies, Inc.*	69	25,883
Tenable Hldgs., Inc.*	37	1,680
Teradyne, Inc.	210	18,805

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Varonis Systems, Inc. Cl B*	72	$2,111
Viasat, Inc.*	1,023	31,334
Xperi Hldg. Corp.	1,158	16,710
Zendesk, Inc.*	359	26,591
Zuora, Inc. Cl A*	1,887	16,889

		769,946

MATERIALS (2.5%)
Albemarle Corp.	21	4,389
Ashland Global Hldgs., Inc.	446	45,960
Avient Corp.	290	11,623
Coeur Mining, Inc.*	1,662	5,052
Crown Hldgs., Inc.	794	73,183
FMC Corp.	171	18,299
Freeport-McMoRan, Inc.	174	5,091
Innospec, Inc.	97	9,292
Kaiser Aluminum Corp.	391	30,924
Livent Corp.*	232	5,264
Materion Corp.	584	43,058
Newmont Corp.	317	18,916
Orion Engineered Carbons S.A.	608	9,442
Packaging Corp. of America	117	16,087
PPG Industries, Inc.	74	8,462
Steel Dynamics, Inc.	163	10,782
Stepan Co.	80	8,108
Valvoline, Inc.	612	17,644
Vulcan Materials Co.	88	12,504

		354,080

REAL ESTATE (3.0%)
Alexander’s, Inc.	29	6,443
Alexandria Real Estate Equities, Inc.	60	8,702
American Campus Communities, Inc.	154	9,928
Apartment Income REIT Corp.	197	8,195
Apartment Investment & Management Co. Cl A*	1,222	7,821
AvalonBay Communities, Inc.	54	10,490
Brandywine Realty Trust	610	5,880
Camden Property Trust	151	20,307
Cousins Properties, Inc.	417	12,189
CTO Realty Growth, Inc.	108	6,601
Duke Realty Corp.	1,011	55,554
Easterly Government Properties, Inc. Cl A	1,205	22,943
EastGroup Properties, Inc.	66	10,186
Equity Commonwealth*	607	16,711
Essential Properties Realty Trust, Inc.	214	4,599
Gaming & Leisure Properties, Inc.	213	9,768
Highwoods Properties, Inc.	327	11,180

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Host Hotels & Resorts, Inc.	1,281	$20,086
Industrial Logistics Properties Trust	85	1,197
Innovative Industrial Properties, Inc. Cl A	33	3,626
Kilroy Realty Corp.	314	16,432
Life Storage, Inc.	52	5,806
LXP Industrial Trust	1,045	11,223
PotlatchDeltic Corp.	489	21,609
Realty Income Corp.	193	13,175
Sabra Health Care REIT, Inc.	1,169	16,331
SBA Communications Corp. Cl A	38	12,162
Sun Communities, Inc.	144	22,948
Welltower, Inc.	366	30,140
Weyerhaeuser Co.	469	15,533
Xenia Hotels & Resorts, Inc.*	418	6,074

		423,839

UTILITIES (2.2%)
AES Corp.	448	9,412
Ameren Corp.	192	17,349

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Atmos Energy Corp.	80	$8,968
Avista Corp.	348	15,141
Black Hills Corp.	324	23,577
Chesapeake Utilities Corp.	99	12,825
DTE Energy Co.	106	13,435
Entergy Corp.	118	13,291
Evergy, Inc.	699	45,610
Fortis, Inc.	419	19,806
IDACORP, Inc.	46	4,872
NiSource, Inc.	716	21,115
NorthWestern Corp.	237	13,966
NRG Energy, Inc.	487	18,589
ONE Gas, Inc.	64	5,196
Portland General Electric Co.	292	14,112
PPL Corp.	300	8,139
Public Svc. Enterprise Group, Inc.	302	19,111
Sempra Energy	91	13,674
Spire, Inc.	169	12,569

		310,757

TOTAL ACTIVE ASSETS - COMMON STOCKS
(Cost: $5,342,931) 38.5%		5,485,280

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.3%)
Citibank, New York Time Deposit	0.91	07/01/22	$187,408	$187,408

TOTAL TEMPORARY CASH INVESTMENT (Cost: $187,408) 1.3%				187,408

TOTAL INVESTMENTS (Cost: $13,339,742) 100.0%				14,267,120

OTHER NET ASSETS 0.0% (2)				(3,352)

NET ASSETS 100.0%				$14,263,768

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.7%)
EchoStar Corp. Cl A*	4,115	$79,420
TEGNA, Inc.	14,286	299,577

		378,997

CONSUMER DISCRETIONARY (7.5%)
Bloomin’ Brands, Inc.	6,885	114,429
Capri Hldgs. Ltd.*	2,087	85,588
Golden Entertainment, Inc.*	1,754	69,371
Marriott Vacations Worldwide Corp.	1,230	142,926
Sonic Automotive, Inc. Cl A	3,267	119,670
Steven Madden Ltd.	4,783	154,060
Taylor Morrison Home Corp. Cl A*	3,892	90,917

		776,961

CONSUMER STAPLES (3.5%)
Crimson Wine Group Ltd.*	11,440	81,682
TreeHouse Foods, Inc.*	6,558	274,255

		355,937

ENERGY (7.7%)
ChampionX Corp.	10,342	205,289
EQT Corp.	6,643	228,519
Ovintiv, Inc.	3,179	140,480
PDC Energy, Inc.	3,612	222,535

		796,823

FINANCIALS (24.3%)
American Equity Investment Life Hldg. Co.	2,874	105,102
Argo Group International Hldgs. Ltd.	1,781	65,648
Bank of Marin Bancorp	1,285	40,837
Banner Corp.	2,677	150,474
Brookline Bancorp, Inc.	8,072	107,438
Dime Community Bancshares, Inc.	1,898	56,276
Eastern Bankshares, Inc.	12,018	221,852
Ellington Financial, Inc.	7,721	113,267
Enterprise Financial Svcs. Corp.	3,326	138,029
Essent Group Ltd.	3,574	139,029
First Interstate BancSystem, Inc. Cl A	4,716	179,727
Green Dot Corp. Cl A*	5,920	148,651
Hancock Whitney Corp.	3,472	153,914
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	769	29,114
Home BancShares, Inc.	5,802	120,507
Metropolitan Bank Hldg. Corp.*	1,149	79,763
Moelis & Co. Cl A	1,302	51,234
Selective Insurance Group, Inc.	1,823	158,492
Stifel Financial Corp.	831	46,553
Stock Yards Bancorp, Inc.	3,089	184,784
TriCo Bancshares	2,015	91,965
UMB Financial Corp.	1,424	122,606

		2,505,262

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (5.3%)
BioCryst Pharmaceuticals, Inc.*	3,957	$41,865
NanoString Technologies, Inc.*	2,526	32,080
NextGen Healthcare, Inc.*	7,655	133,503
SeaSpine Hldgs. Corp.*	7,540	42,601
Sientra, Inc.*	24,903	20,861
Supernus Pharmaceuticals, Inc.*	4,576	132,338
Syneos Health, Inc. Cl A*	1,410	101,069
Vericel Corp.*	1,788	45,022

		549,339

INDUSTRIALS (18.7%)
Arcosa, Inc.	2,215	102,842
Builders FirstSource, Inc.*	2,185	117,335
Deluxe Corp.	6,964	150,910
Encore Wire Corp.	1,201	124,808
EnPro Industries, Inc.	2,371	194,256
ICF International, Inc.	1,143	108,585
KBR, Inc.	2,715	131,379
ManTech International Corp. Cl A	877	83,710
Miller Industries, Inc.	6,126	138,876
Mueller Industries, Inc.	6,179	329,279
UFP Industries, Inc.	2,924	199,241
VSE Corp.	3,981	149,606
Werner Enterprises, Inc.	2,592	99,896

		1,930,723

INFORMATION TECHNOLOGY (7.4%)
Belden, Inc.	2,340	124,652
CMC Materials, Inc.	876	152,853
Cohu, Inc.*	4,172	115,773
Digi International, Inc.*	1,139	27,587
II-VI, Inc.*	963	49,065
Perficient, Inc.*	512	46,945
Richardson Electronics Ltd.*	1,349	19,776
Sequans Communications S.A.*	2,982	8,022
Viasat, Inc.*	1,665	50,999
Xperi Hldg. Corp.	7,663	110,577
Zuora, Inc. Cl A*	6,438	57,620

		763,869

MATERIALS (5.3%)
Avient Corp.	1,895	75,952
Coeur Mining, Inc.*	10,720	32,589
Kaiser Aluminum Corp.	1,819	143,865
Materion Corp.	3,154	232,544
Stepan Co.	578	58,580

		543,530

REAL ESTATE (8.1%)
Alexander’s, Inc.	126	27,992
Apartment Investment & Management Co. Cl A*	8,015	51,296
Cousins Properties, Inc.	2,777	81,172

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
CTO Realty Growth, Inc.	758	$46,329
Easterly Government Properties, Inc. Cl A	5,483	104,396
Equity Commonwealth*	3,835	105,578
Highwoods Properties, Inc.	2,197	75,115
Industrial Logistics Properties Trust	547	7,702
LXP Industrial Trust	6,828	73,333
PotlatchDeltic Corp.	3,054	134,956
Sabra Health Care REIT, Inc.	9,078	126,820

		834,689

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (4.9%)
Avista Corp.	2,323	$101,074
Black Hills Corp.	2,008	146,122
NorthWestern Corp.	1,519	89,514
Portland General Electric Co.	1,866	90,184
Spire, Inc.	1,067	79,353
		506,247

TOTAL COMMON STOCKS
(Cost: $11,318,467) 96.4%		9,942,377

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.6%)
Citibank, New York Time Deposit	0.91	07/01/22	$373,061	$373,061

TOTAL TEMPORARY CASH INVESTMENT (Cost: $373,061) 3.6%				373,061

TOTAL INVESTMENTS (Cost: $11,691,528) 100.0%				10,315,438

OTHER NET ASSETS 0.0% (2)				20

NET ASSETS 100.0%				$10,315,458

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.4%)
Cardlytics, Inc.*	2,061	$45,981

CONSUMER DISCRETIONARY (12.2%)
Bloomin’ Brands, Inc.	8,810	146,422
Everi Hldgs., Inc.*	4,727	77,097
Five Below, Inc.*	686	77,813
Fox Factory Hldg. Corp.*	822	66,204
Golden Entertainment, Inc.*	2,967	117,345
Marriott Vacations Worldwide Corp.	776	90,171
Murphy USA, Inc.	367	85,463
Ollie’s Bargain Outlet Hldgs., Inc.*	1,549	91,004
Skyline Champion Corp.*	1,666	79,002
Sonic Automotive, Inc. Cl A	2,860	104,762
Sonos, Inc.*	6,063	109,376
Steven Madden Ltd.	1,817	58,526
Taylor Morrison Home Corp. Cl A*	2,066	48,262
XPEL, Inc.*	2,626	120,612

		1,272,059

CONSUMER STAPLES (2.5%)
BJ’s Wholesale Club Hldgs., Inc.*	1,311	81,702
Boston Beer Co., Inc. Cl A*	222	67,259
Freshpet, Inc.*	1,015	52,668
TreeHouse Foods, Inc.*	1,460	61,057

		262,686

ENERGY (5.9%)
ChampionX Corp.	2,662	52,841
Chesapeake Energy Corp.	1,908	154,739
Magnolia Oil & Gas Corp. Cl A	4,880	102,431
Northern Oil & Gas, Inc.	6,077	153,505
Southwestern Energy Co.*	23,850	149,062

		612,578

FINANCIALS (6.3%)
First Financial Bankshares, Inc.	1,457	57,216
First Foundation, Inc.	3,544	72,581
Glacier Bancorp, Inc.	1,815	86,067
Goosehead Insurance, Inc. Cl A	953	43,523
Houlihan Lokey, Inc. Cl A	848	66,933
iShares Micro-Cap ETF	457	47,510
iShares Russell 2000 Growth ETF	345	71,177
Primerica, Inc.	791	94,675
RLI Corp.	756	88,142
Silvergate Capital Corp. Cl A*	637	34,099

		661,923

HEALTH CARE (21.3%)
Addus HomeCare Corp.*	1,679	139,827
Amicus Therapeutics, Inc.*	4,096	43,991

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
AMN Healthcare Svcs., Inc.*	929	$101,921
Arrowhead Pharmaceuticals, Inc.*	950	33,450
Biohaven Pharmaceutical Hldg. Co. Ltd.*	752	109,574
Blueprint Medicines Corp.*	822	41,519
CareDx, Inc.*	1,478	31,747
ChemoCentryx, Inc.*	2,046	50,700
CONMED Corp.	1,013	97,005
Emergent BioSolutions, Inc.*	1,671	51,868
Fate Therapeutics, Inc.*	1,281	31,743
Halozyme Therapeutics, Inc.*	1,929	84,876
Inmode Ltd.*	1,882	42,176
Insmed, Inc.*	1,858	36,640
Inspire Medical Systems, Inc.*	378	69,049
iRhythm Technologies, Inc.*	564	60,929
Krystal Biotech, Inc.*	563	36,967
LHC Group, Inc.*	612	95,313
Madrigal Pharmaceuticals, Inc.*	373	26,699
Medpace Hldgs., Inc.*	511	76,481
Neogen Corp.*	1,761	42,423
NextGen Healthcare, Inc.*	5,105	89,031
Omnicell, Inc.*	1,336	151,970
OrthoPediatrics Corp.*	1,475	63,646
QuidelOrtho Corp.*	826	80,271
Silk Road Medical, Inc.*	1,037	37,736
Simulations Plus, Inc.	1,671	82,430
STAAR Surgical Co.*	1,045	74,122
Supernus Pharmaceuticals, Inc.*	2,976	86,066
Tactile Systems Technology, Inc.*	3,747	27,353
Tandem Diabetes Care, Inc.*	650	38,474
Tenet Healthcare Corp.*	1,854	97,446
Vericel Corp.*	2,056	51,770
Xencor, Inc.*	1,252	34,267

		2,219,480

INDUSTRIALS (16.2%)
Atkore, Inc.*	1,396	115,882
AZEK Co., Inc. Cl A*	2,213	37,045
Bloom Energy Corp. Cl A*	3,098	51,117
Casella Waste Systems, Inc. Cl A*	1,204	87,507
Chart Industries, Inc.*	998	167,045
Ducommun, Inc.*	3,119	134,242
EMCOR Group, Inc.	1,537	158,249
ESCO Technologies, Inc.	2,113	144,466
Federal Signal Corp.	4,705	167,498
Franklin Electric Co., Inc.	1,311	96,044

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
ICF International, Inc.	759	$72,105
KBR, Inc.	1,587	76,795
Masonite International Corp.*	661	50,785
Saia, Inc.*	311	58,468
Simpson Manufacturing Co., Inc.	622	62,579
Tetra Tech, Inc.	424	57,897
UFP Industries, Inc.	835	56,897
Vicor Corp.*	834	45,645
Willdan Group, Inc.*	1,940	53,505

		1,693,771

INFORMATION TECHNOLOGY (23.0%)
Altair Engineering, Inc. Cl A*	1,194	62,685
Ambarella, Inc.*	1,030	67,424
Arteris, Inc.*	4,839	33,728
Blackline, Inc.*	842	56,077
Cambium Networks Corp.*	3,537	51,817
CMC Materials, Inc.	188	32,804
Cohu, Inc.*	2,373	65,851
Credo Technology Group Hldg. Ltd.*	3,356	39,198
Domo, Inc. Cl B*	2,725	75,755
Fabrinet*	647	52,472
Five9, Inc.*	1,335	121,672
ForgeRock, Inc. Cl A*	2,075	44,446
Globant S.A.*	480	83,520
II-VI, Inc.*	1,621	82,590
LivePerson, Inc.*	3,204	45,304
Lumentum Hldgs., Inc.*	945	75,052
Maximus, Inc.	1,013	63,323
MaxLinear, Inc. Cl A*	3,910	132,862
Novanta, Inc.*	665	80,644
PDF Solutions, Inc.*	2,464	53,001
Perficient, Inc.*	2,487	228,033
Ping Identity Hldg. Corp.*	5,485	99,498
Q2 Hldgs., Inc.*	1,164	44,895
Qualys, Inc.*	128	16,146
Rapid7, Inc.*	2,581	172,411

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Sailpoint Technologies Hldgs., Inc.*	2,935	$183,966
Silicon Laboratories, Inc.*	548	76,841
Synaptics, Inc.*	629	74,253
Tenable Hldgs., Inc.*	371	16,847
Varonis Systems, Inc. Cl B*	714	20,934
Viasat, Inc.*	2,141	65,579
Zuora, Inc. Cl A*	8,468	75,789

		2,395,417

MATERIALS (4.2%)
Innospec, Inc.	960	91,958
Kaiser Aluminum Corp.	1,140	90,163
Livent Corp.*	2,289	51,937
Materion Corp.	828	61,049
Orion Engineered Carbons S.A.	5,986	92,963
Valvoline, Inc.	1,574	45,378

		433,448

REAL ESTATE (3.0%)
Easterly Government Properties, Inc. Cl A	3,586	68,278
EastGroup Properties, Inc.	654	100,932
Essential Properties Realty Trust, Inc.	2,081	44,721
Innovative Industrial Properties, Inc. Cl A	328	36,037
Xenia Hotels & Resorts, Inc.*	4,129	59,994

		309,962

UTILITIES (2.1%)
Chesapeake Utilities Corp.	903	116,984
IDACORP, Inc.	457	48,405
ONE Gas, Inc.	640	51,962

		217,351

TOTAL COMMON STOCKS
(Cost: $11,118,302) 97.1%		10,124,656

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.7%)
Citibank, New York Time Deposit	0.91	07/01/22	$277,846	$277,846

TOTAL TEMPORARY CASH INVESTMENT (Cost: $277,846) 2.7%				277,846

TOTAL INVESTMENTS (Cost: $11,396,148) 99.8%				10,402,502

OTHER NET ASSETS 0.2%				18,246

NET ASSETS 100.0%				$10,420,748

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
AMC Networks, Inc. Cl A*	222	$6,465
ATN International, Inc.	81	3,800
Cars.com, Inc.*	485	4,574
Cinemark Hldgs., Inc.*	795	11,941
Cogent Communications Hldgs., Inc.	316	19,200
Consolidated Communications Hldgs., Inc.*	539	3,773
EW Scripps Co. Cl A*	429	5,350
Gannett Co., Inc.*	1,088	3,155
Gogo, Inc.*	507	8,208
Loyalty Ventures, Inc.*	148	528
Marcus Corp.*	163	2,408
QuinStreet, Inc.*	374	3,762
Scholastic Corp.	226	8,129
Shenandoah Telecommunications Co.	371	8,236
TechTarget, Inc.*	197	12,947
Telephone & Data Systems, Inc.	732	11,558
Thryv Hldgs., Inc.*	127	2,844
Yelp, Inc. Cl A*	494	13,718

		130,596

CONSUMER DISCRETIONARY (11.2%)
Aaron’s Co., Inc.	228	3,317
Abercrombie & Fitch Co. Cl A*	374	6,328
Academy Sports & Outdoors, Inc.	634	22,532
Adtalem Global Education, Inc.*	334	12,014
American Axle & Manufacturing Hldgs., Inc.*	849	6,393
American Public Education, Inc.*	139	2,246
America’s Car-Mart, Inc.*	45	4,527
Asbury Automotive Group, Inc.*	164	27,772
Bed Bath & Beyond, Inc.*	592	2,942
Big Lots, Inc.	212	4,446
BJ’s Restaurants, Inc.*	173	3,751
Bloomin’ Brands, Inc.	599	9,955
Boot Barn Hldgs., Inc.*	220	15,160
Brinker International, Inc.*	325	7,160
Buckle, Inc.	219	6,064
Caleres, Inc.	281	7,373
Cato Corp. Cl A	130	1,509
Cavco Industries, Inc.*	63	12,347
Century Communities, Inc.	215	9,669
Cheesecake Factory, Inc.	364	9,617
Chico’s FAS, Inc.*	928	4,612
Children’s Place, Inc.*	96	3,736
Chuy’s Hldgs., Inc.*	141	2,809

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Conn’s, Inc.*	115	$922
Dave & Buster’s Entertainment, Inc.*	288	9,441
Designer Brands, Inc. Cl A	450	5,877
Dine Brands Global, Inc.	124	8,070
Dorman Products, Inc.*	210	23,039
El Pollo Loco Hldgs., Inc.*	144	1,417
Ethan Allen Interiors, Inc.	164	3,314
Fossil Group, Inc.*	349	1,804
Genesco, Inc.*	96	4,791
Gentherm, Inc.*	246	15,353
G-III Apparel Group Ltd.*	320	6,474
Golden Entertainment, Inc.*	151	5,972
Group 1 Automotive, Inc.	123	20,885
Guess?, Inc.	266	4,535
Haverty Furniture Cos., Inc.	103	2,388
Hibbett, Inc.	91	3,978
Installed Building Products, Inc.	172	14,304
iRobot Corp.*	201	7,387
Jack in the Box, Inc.	156	8,745
Kontoor Brands, Inc.	344	11,479
La-Z-Boy, Inc.	320	7,587
LCI Industries	188	21,033
LGI Homes, Inc.*	155	13,470
Liquidity Svcs., Inc.*	198	2,661
LL Flooring Hldgs., Inc.*	220	2,061
M/I Homes, Inc.*	210	8,329
MarineMax, Inc.*	160	5,779
MDC Hldgs., Inc.	422	13,635
Meritage Homes Corp.*	272	19,720
Monarch Casino & Resort, Inc.*	98	5,750
Monro, Inc.	249	10,677
Motorcar Parts of America, Inc.*	142	1,863
Movado Group, Inc.	120	3,712
National Vision Hldgs., Inc.*	604	16,610
ODP Corp.*	324	9,798
Oxford Industries, Inc.	114	10,116
Patrick Industries, Inc.	162	8,398
Perdoceo Education Corp.*	510	6,008
PetMed Express, Inc.	156	3,104
Rent-A-Center, Inc.	399	7,761
Ruth’s Hospitality Group, Inc.	232	3,772
Sally Beauty Hldgs., Inc.*	794	9,465
Shake Shack, Inc. Cl A*	291	11,489
Shoe Carnival, Inc.	127	2,745
Shutterstock, Inc.	172	9,857
Signet Jewelers Ltd.	351	18,765
Sleep Number Corp.*	165	5,107
Sonic Automotive, Inc. Cl A	145	5,311
Sonos, Inc.*	949	17,120
Standard Motor Products, Inc.	141	6,344
Steven Madden Ltd.	556	17,909

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Strategic Education, Inc.	170	$11,999
Sturm Ruger & Co., Inc.	131	8,338
Tri Pointe Homes, Inc.*	767	12,939
Tupperware Brands Corp.*	340	2,156
Unifi, Inc.*	103	1,448
Universal Electronics, Inc.*	94	2,404
Urban Outfitters, Inc.*	476	8,882
Vista Outdoor, Inc.*	416	11,606
Winnebago Industries, Inc.	243	11,800
Wolverine World Wide, Inc.	598	12,056
WW International, Inc.*	396	2,530
XPEL, Inc.*	123	5,649
Zumiez, Inc.*	123	3,198

		727,415

CONSUMER STAPLES (5.4%)
Andersons, Inc.	233	7,687
B&G Foods, Inc.	511	12,152
Calavo Growers, Inc.	132	5,507
Cal-Maine Foods, Inc.	278	13,736
Celsius Hldgs., Inc.*	285	18,599
Central Garden & Pet Co.*	72	3,054
Central Garden & Pet Co. Cl A*	293	11,723
Chefs’ Warehouse, Inc.*	243	9,450
Coca-Cola Consolidated, Inc.	34	19,173
Edgewell Personal Care Co.	391	13,497
elf Beauty, Inc.*	355	10,891
Fresh Del Monte Produce, Inc.	248	7,323
Hostess Brands, Inc. Cl A*	1,026	21,762
Inter Parfums, Inc.	132	9,644
J&J Snack Foods Corp.	111	15,502
John B Sanfilippo & Son, Inc.	66	4,784
Medifast, Inc.	86	15,524
MGP Ingredients, Inc.	93	9,308
National Beverage Corp.	173	8,467
PriceSmart, Inc.	179	12,822
Seneca Foods Corp. Cl A*	45	2,499
Simply Good Foods Co.*	655	24,739
SpartanNash Co.	268	8,086
Tootsie Roll Industries, Inc.	132	4,666
TreeHouse Foods, Inc.*	415	17,355
United Natural Foods, Inc.*	432	17,021
Universal Corp.	182	11,011
USANA Health Sciences, Inc.*	86	6,223
Vector Group Ltd.	977	10,259
WD-40 Co.	102	20,539

		353,003

ENERGY (5.1%)
Archrock, Inc.	1,002	8,286
Bristow Group, Inc.*	172	4,025
Callon Petroleum Co.*	352	13,798

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Civitas Resources, Inc.	535	$27,975
CONSOL Energy, Inc.*	237	11,703
Core Laboratories N.V.	343	6,795
DMC Global, Inc.*	144	2,596
Dorian LPG Ltd.	205	3,116
Dril-Quip, Inc.*	256	6,605
Green Plains, Inc.*	399	10,841
Helix Energy Solutions Group, Inc.*	1,058	3,280
Helmerich & Payne, Inc.	781	33,630
Laredo Petroleum, Inc.*	107	7,377
Nabors Industries Ltd.*	65	8,703
Oceaneering International, Inc.*	744	7,946
Oil States International, Inc.*	459	2,488
Par Pacific Hldgs., Inc.*	338	5,269
Patterson-UTI Energy, Inc.	1,605	25,295
PBF Energy, Inc. Cl A*	708	20,546
ProPetro Hldg. Corp.*	634	6,340
Ranger Oil Corp.*	157	5,161
REX American Resources Corp.*	38	3,222
RPC, Inc.*	522	3,607
SM Energy Co.	904	30,908
Southwestern Energy Co.*	8,281	51,756
Talos Energy, Inc.*	306	4,734
US Silica Hldgs., Inc.*	560	6,395
World Fuel Svcs. Corp.	467	9,555

		331,952

FINANCIALS (19.9%)
Allegiance Bancshares, Inc.	141	5,324
Ambac Financial Group, Inc.*	334	3,791
American Equity Investment Life Hldg. Co.	573	20,955
Ameris Bancorp	489	19,648
AMERISAFE, Inc.	143	7,437
Apollo Commercial Real Estate Finance, Inc.	980	10,231
ARMOUR Residential REIT, Inc.	765	5,386
Assured Guaranty Ltd.	475	26,500
Axos Financial, Inc.*	398	14,268
B Riley Financial, Inc.	120	5,070
Banc of California, Inc.	393	6,925
BancFirst Corp.	141	13,495
Bancorp, Inc.*	419	8,179
BankUnited, Inc.	607	21,591
Banner Corp.	255	14,334
Berkshire Hills Bancorp, Inc.	351	8,694
Blucora, Inc.*	350	6,461
Brightsphere Investment Group, Inc.	239	4,304
Brookline Bancorp, Inc.	575	7,653

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Capitol Federal Financial, Inc.	958	$8,794
Central Pacific Financial Corp.	204	4,376
City Hldg. Co.	111	8,867
Columbia Banking System, Inc.	578	16,560
Community Bank System, Inc.	399	25,249
Customers Bancorp, Inc.*	225	7,628
CVB Financial Corp.	984	24,413
Dime Community Bancshares, Inc.	238	7,057
Donnelley Financial Solutions, Inc.*	207	6,063
Eagle Bancorp, Inc.	238	11,284
eHealth, Inc.*	179	1,670
Ellington Financial, Inc.	420	6,161
Employers Hldgs., Inc.	206	8,629
Encore Capital Group, Inc.*	180	10,399
Enova International, Inc.*	241	6,946
EZCORP, Inc. Cl A*	398	2,989
FB Financial Corp.	263	10,315
First BanCorp.	1,465	18,913
First Bancorp/Southern Pines NC	256	8,934
First Commonwealth Financial Corp.	700	9,394
First Financial Bancorp	701	13,599
First Hawaiian, Inc.	950	21,575
Flagstar Bancorp, Inc.	395	14,003
Franklin BSP Realty Trust, Inc.	621	8,371
Genworth Financial, Inc. Cl A*	3,787	13,368
Granite Point Mortgage Trust, Inc.	400	3,828
Green Dot Corp. Cl A*	402	10,094
Hanmi Financial Corp.	226	5,071
HCI Group, Inc.	59	3,998
Heritage Financial Corp.	260	6,542
Hilltop Hldgs., Inc.	368	9,811
HomeStreet, Inc.	139	4,819
Hope Bancorp, Inc.	893	12,359
Horace Mann Educators Corp.	307	11,783
Independent Bank Corp.	347	27,562
Independent Bank Group, Inc.	269	18,268
Invesco Mortgage Capital, Inc.	245	3,597
iShares Core S&P Small-Cap ETF	1,468	135,658
James River Group Hldgs. Ltd.	277	6,864

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
KKR Real Estate Finance Trust, Inc.	368	$6,422
Lakeland Financial Corp.	188	12,487
LendingTree, Inc.*	82	3,593
Meta Financial Group, Inc.	218	8,430
Mr Cooper Group, Inc.*	548	20,134
National Bank Hldgs. Corp. Cl A	223	8,534
NBT Bancorp, Inc.	317	11,916
New York Mortgage Trust, Inc.	2,828	7,805
NMI Hldgs., Inc. Cl A*	639	10,639
Northfield Bancorp, Inc.	319	4,157
Northwest Bancshares, Inc.	940	12,032
OFG Bancorp	360	9,144
Pacific Premier Bancorp, Inc.	704	20,585
Palomar Hldgs., Inc.*	177	11,399
Park National Corp.	107	12,974
PennyMac Mortgage Investment Trust	682	9,432
Piper Sandler Cos.	105	11,903
PRA Group, Inc.*	295	10,726
Preferred Bank	101	6,870
ProAssurance Corp.	400	9,452
PROG Hldgs., Inc.*	400	6,600
Provident Financial Svcs., Inc.	558	12,421
Ready Capital Corp.	499	5,948
Redwood Trust, Inc.	892	6,877
Renasant Corp.	414	11,927
S&T Bancorp, Inc.	291	7,982
Safety Insurance Group, Inc.	104	10,098
Seacoast Banking Corp. of Florida	454	15,000
Selectquote, Inc.*	927	2,299
ServisFirst Bancshares, Inc.	362	28,569
Simmons First National Corp. Cl A	940	19,984
SiriusPoint Ltd.*	641	3,474
Southside Bancshares, Inc.	238	8,906
Stewart Information Svcs. Corp.	200	9,950
StoneX Group, Inc.*	127	9,915
Tompkins Financial Corp.	87	6,273
Triumph Bancorp, Inc.*	175	10,948
Trupanion, Inc.*	256	15,427
TrustCo Bank Corp.	142	4,379
Trustmark Corp.	455	13,281
Two Harbors Investment Corp.	2,553	12,714
United Community Banks, Inc.	779	23,518
United Fire Group, Inc.	160	5,477
Universal Insurance Hldgs., Inc.	206	2,684
Veritex Hldgs., Inc.	400	11,704

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Virtus Investment Partners, Inc.	52	$8,893
Walker & Dunlop, Inc.	226	21,773
Westamerica BanCorp	199	11,076
WisdomTree Investments, Inc.	815	4,132
World Acceptance Corp.*	28	3,143
WSFS Financial Corp.	480	19,243

		1,289,306

HEALTH CARE (12.2%)
Addus HomeCare Corp.*	119	9,910
Allscripts Healthcare Solutions, Inc.*	861	12,769
AMN Healthcare Svcs., Inc.*	331	36,314
Amphastar Pharmaceuticals, Inc.*	278	9,672
AngioDynamics, Inc.*	287	5,553
ANI Pharmaceuticals, Inc.*	97	2,878
Anika Therapeutics, Inc.*	108	2,411
Apollo Medical Hldgs., Inc.*	282	10,882
Arcus Biosciences, Inc.*	346	8,768
Artivion, Inc.*	298	5,626
Avanos Medical, Inc.*	351	9,596
Avid Bioservices, Inc.*	458	6,989
BioLife Solutions, Inc.*	226	3,121
Cara Therapeutics, Inc.*	314	2,867
Cardiovascular Systems, Inc.*	302	4,337
Coherus Biosciences, Inc.*	477	3,453
Collegium Pharmaceutical, Inc.*	252	4,465
Community Health Systems, Inc.*	939	3,521
Computer Programs & Systems, Inc.*	109	3,485
CONMED Corp.	219	20,971
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	709	16,860
CorVel Corp.*	70	10,309
Covetrus, Inc.*	776	16,102
Cross Country Healthcare, Inc.*	263	5,478
Cutera, Inc.*	122	4,575
Cytokinetics, Inc.*	635	24,949
Dynavax Technologies Corp.*	871	10,966
Eagle Pharmaceuticals, Inc.*	83	3,688
Embecta Corp.*	429	10,862
Emergent BioSolutions, Inc.*	331	10,274
Enanta Pharmaceuticals, Inc.*	136	6,429
Ensign Group, Inc.	390	28,653
Fulgent Genetics, Inc.*	146	7,961

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Glaukos Corp.*	351	$15,942
Hanger, Inc.*	275	3,938
Harmony Biosciences Hldgs., Inc.*	170	8,291
HealthStream, Inc.*	180	3,908
Heska Corp.*	80	7,561
Innoviva, Inc.*	465	6,863
Inogen, Inc.*	153	3,700
Integer Hldgs. Corp.*	245	17,312
Ironwood Pharmaceuticals, Inc. Cl A*	1,141	13,156
iTeos Therapeutics, Inc.*	150	3,090
Joint Corp.*	107	1,638
Lantheus Hldgs., Inc.*	509	33,609
LeMaitre Vascular, Inc.	143	6,514
Ligand Pharmaceuticals, Inc.*	125	11,152
MEDNAX, Inc.*	639	13,425
Meridian Bioscience, Inc.*	323	9,826
Merit Medical Systems, Inc.*	378	20,514
Mesa Laboratories, Inc.	39	7,954
ModivCare, Inc.*	91	7,690
Myriad Genetics, Inc.*	596	10,829
Natus Medical, Inc.*	257	8,422
Nektar Therapeutics Cl A*	1,382	5,252
NeoGenomics, Inc.*	926	7,547
NextGen Healthcare, Inc.*	416	7,255
Omnicell, Inc.*	327	37,196
OptimizeRx Corp.*	134	3,670
OraSure Technologies, Inc.*	537	1,455
Organogenesis Hldgs., Inc. Cl A*	469	2,289
Orthofix Medical, Inc.*	147	3,460
Owens & Minor, Inc.	565	17,769
Pacira BioSciences, Inc.*	337	19,647
Pennant Group, Inc.*	201	2,575
Phibro Animal Health Corp. Cl A	151	2,889
Prestige Consumer Healthcare, Inc.*	373	21,932
RadNet, Inc.*	346	5,979
REGENXBIO, Inc.*	281	6,941
Select Medical Hldgs. Corp.	766	18,093
Simulations Plus, Inc.	117	5,772
Supernus Pharmaceuticals, Inc.*	396	11,452
Surmodics, Inc.*	104	3,872
uniQure N.V.*	269	5,014
US Physical Therapy, Inc.	96	10,483
Vanda Pharmaceuticals, Inc.*	419	4,567
Varex Imaging Corp.*	295	6,310
Vericel Corp.*	349	8,788
Vir Biotechnology, Inc.*	550	14,009
Xencor, Inc.*	442	12,098

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Zimvie, Inc.*	155	$2,482
Zynex, Inc.	165	1,317

		790,141

INDUSTRIALS (15.9%)
AAON, Inc.	311	17,030
AAR Corp.*	245	10,251
ABM Industries, Inc.	496	21,536
Aerojet Rocketdyne Hldgs., Inc.*	555	22,533
AeroVironment, Inc.*	172	14,138
Alamo Group, Inc.	73	8,499
Albany International Corp. Cl A	234	18,437
Allegiant Travel Co.*	113	12,779
American Woodmark Corp.*	123	5,536
Apogee Enterprises, Inc.	165	6,471
Applied Industrial Technologies, Inc.	285	27,409
ArcBest Corp.	182	12,807
Arcosa, Inc.	358	16,622
Astec Industries, Inc.	169	6,892
Atlas Air Worldwide Hldgs., Inc.*	194	11,972
AZZ, Inc.	183	7,470
Barnes Group, Inc.	346	10,774
Boise Cascade Co.	292	17,371
Brady Corp. Cl A	356	16,817
CIRCOR International, Inc.*	150	2,459
Comfort Systems USA, Inc.	267	22,201
CoreCivic, Inc.*	902	10,021
Deluxe Corp.	318	6,891
DXP Enterprises, Inc.*	127	3,890
Encore Wire Corp.	146	15,172
Enerpac Tool Group Corp. Cl A	449	8,540
EnPro Industries, Inc.	154	12,617
ESCO Technologies, Inc.	192	13,127
Exponent, Inc.	384	35,125
Federal Signal Corp.	449	15,984
Forrester Research, Inc.*	81	3,875
Forward Air Corp.	199	18,300
Franklin Electric Co., Inc.	288	21,099
GEO Group, Inc.*	921	6,079
Gibraltar Industries, Inc.*	243	9,416
GMS, Inc.*	319	14,196
Granite Construction, Inc.	336	9,791
Greenbrier Cos., Inc.	242	8,710
Griffon Corp.	355	9,951
Harsco Corp.*	589	4,188
Hawaiian Hldgs., Inc.*	380	5,438
Healthcare Svcs. Group, Inc.	549	9,558
Heartland Express, Inc.	345	4,799
Heidrick & Struggles International, Inc.	146	4,725
Hillenbrand, Inc.	532	21,791

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
HNI Corp.	314	$10,893
Hub Group, Inc. Cl A*	252	17,877
Insteel Industries, Inc.	144	4,849
Interface, Inc. Cl A	441	5,530
John Bean Technologies Corp.	236	26,059
Kaman Corp.	208	6,500
KAR Auction Svcs., Inc.*	902	13,323
Kelly Svcs., Inc. Cl A	256	5,077
Korn Ferry	399	23,150
Lindsay Corp.	81	10,758
ManTech International Corp. Cl A	204	19,472
Marten Transport Ltd.	437	7,350
Matson, Inc.	300	21,864
Matthews International Corp. Cl A	232	6,651
Meritor, Inc.*	525	19,073
Moog, Inc. Cl A	215	17,069
Mueller Industries, Inc.	422	22,488
MYR Group, Inc.*	126	11,104
National Presto Industries, Inc.	37	2,429
NOW, Inc.*	821	8,029
NV5 Global, Inc.*	88	10,273
Park Aerospace Corp.	144	1,837
PGT Innovations, Inc.*	444	7,388
Pitney Bowes, Inc.	1,209	4,377
Powell Industries, Inc.	67	1,566
Proto Labs, Inc.*	204	9,759
Quanex Building Products Corp.	248	5,642
Resideo Technologies, Inc.*	1,079	20,954
Resources Connection, Inc.	230	4,685
SkyWest, Inc.*	374	7,948
SPX Corp.*	339	17,913
Standex International Corp.	90	7,630
Tennant Co.	138	8,177
Titan International, Inc.*	381	5,753
Trinity Industries, Inc.	519	12,570
Triumph Group, Inc.*	479	6,366
TrueBlue, Inc.*	247	4,421
UFP Industries, Inc.	465	31,685
UniFirst Corp.	113	19,456
Veritiv Corp.*	103	11,181
Viad Corp.*	153	4,224
Wabash National Corp.	363	4,930

		1,031,567

INFORMATION TECHNOLOGY (13.2%)
3D Systems Corp.*	967	9,380
8x8, Inc.*	878	4,522
A10 Networks, Inc.	433	6,227
ADTRAN, Inc.	364	6,381
Advanced Energy Industries, Inc.	278	20,288

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Agilysys, Inc.*	145	$6,854
Alarm.com Hldgs., Inc.*	341	21,094
Alpha & Omega Semiconductor Ltd.*	160	5,334
Arlo Technologies, Inc.*	644	4,038
Axcelis Technologies, Inc.*	245	13,436
Badger Meter, Inc.	217	17,553
Benchmark Electronics, Inc.	260	5,866
BM Technologies, Inc.*	25	147
CalAmp Corp.*	267	1,113
Cerence, Inc.*	291	7,342
CEVA, Inc.*	172	5,772
Cohu, Inc.*	360	9,990
Comtech Telecommunications Corp.	197	1,787
Consensus Cloud Solutions, Inc.*	119	5,198
Corsair Gaming, Inc.*	247	3,243
CSG Systems International, Inc.	231	13,786
CTS Corp.	238	8,104
Diebold Nixdorf, Inc.*	544	1,235
Digi International, Inc.*	260	6,297
Digital Turbine, Inc.*	653	11,408
Diodes, Inc.*	335	21,631
Ebix, Inc.	177	2,991
ePlus, Inc.*	199	10,571
EVERTEC, Inc.	440	16,227
ExlService Hldgs., Inc.*	247	36,391
Extreme Networks, Inc.*	971	8,661
Fabrinet*	273	22,140
FARO Technologies, Inc.*	135	4,162
FormFactor, Inc.*	579	22,425
Harmonic, Inc.*	775	6,719
Ichor Hldgs. Ltd.*	212	5,508
Insight Enterprises, Inc.*	260	22,433
InterDigital, Inc.	229	13,923
Itron, Inc.*	334	16,510
Knowles Corp.*	681	11,802
Kulicke & Soffa Industries, Inc.	438	18,751
LivePerson, Inc.*	514	7,268
LiveRamp Hldgs., Inc.*	506	13,060
MaxLinear, Inc. Cl A*	527	17,907
Methode Electronics, Inc.	274	10,149
NETGEAR, Inc.*	213	3,945
NetScout Systems, Inc.*	547	18,516
OneSpan, Inc.*	255	3,034
Onto Innovation, Inc.*	367	25,595
OSI Systems, Inc.*	118	10,082
PC Connection, Inc.	82	3,612
PDF Solutions, Inc.*	219	4,711
Perficient, Inc.*	257	23,564
Photronics, Inc.*	457	8,902
Plantronics, Inc.*	317	12,579

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Plexus Corp.*	206	$16,171
Progress Software Corp.	324	14,677
Rambus, Inc.*	818	17,579
Rogers Corp.*	139	36,431
Sanmina Corp.*	451	18,369
ScanSource, Inc.*	187	5,823
SMART Global Hldgs., Inc.*	350	5,730
SPS Commerce, Inc.*	267	30,184
TTEC Hldgs., Inc.	136	9,233
TTM Technologies, Inc.*	749	9,362
Ultra Clean Hldgs., Inc.*	334	9,943
Unisys Corp.*	501	6,027
Veeco Instruments, Inc.*	380	7,372
Viavi Solutions, Inc.*	1,690	22,359
Vonage Hldgs. Corp.*	1,873	35,287
Xperi Hldg. Corp.	771	11,126

		855,837

MATERIALS (5.2%)
AdvanSix, Inc.	208	6,956
Allegheny Technologies, Inc.*	921	20,916
American Vanguard Corp.	199	4,448
Arconic Corp.*	785	22,019
Balchem Corp.	238	30,878
Carpenter Technology Corp.	358	9,992
Century Aluminum Co.*	379	2,793
Clearwater Paper Corp.*	125	4,204
Compass Minerals International, Inc.	253	8,954
FutureFuel Corp.	192	1,398
GCP Applied Technologies, Inc.*	400	12,512
Glatfelter Corp.	331	2,277
Hawkins, Inc.	139	5,008
Haynes International, Inc.	92	3,015
HB Fuller Co.	393	23,663
Innospec, Inc.	184	17,625
Kaiser Aluminum Corp.	118	9,333
Koppers Hldgs., Inc.	157	3,554
Livent Corp.*	1,200	27,228
Materion Corp.	152	11,207
Mercer International, Inc.*	299	3,932
Myers Industries, Inc.	269	6,114
Neenah, Inc.	125	4,267
O-I Glass, Inc.*	1,159	16,226
Olympic Steel, Inc.	69	1,777
Quaker Chemical Corp.	100	14,952
Rayonier Advanced Materials, Inc.*	474	1,242
Schweitzer-Mauduit International, Inc.	236	5,928
Stepan Co.	158	16,013
SunCoke Energy, Inc.	619	4,215
Sylvamo Corp.	261	8,529

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
TimkenSteel Corp.*	307	$5,744
Tredegar Corp.	191	1,910
Trinseo PLC	268	10,307
Warrior Met Coal, Inc.	383	11,724

		340,860

REAL ESTATE (7.5%)
Acadia Realty Trust	704	10,996
Agree Realty Corp.	558	40,249
Alexander & Baldwin, Inc.	539	9,675
American Assets Trust, Inc.	390	11,583
Anywhere Real Estate, Inc.*	877	8,621
Armada Hoffler Properties, Inc.	502	6,446
Brandywine Realty Trust	1,271	12,252
CareTrust REIT, Inc.	729	13,443
Centerspace	113	9,215
Chatham Lodging Trust*	362	3,783
Community Healthcare Trust, Inc.	175	6,337
DiamondRock Hospitality Co.*	1,564	12,840
Diversified Healthcare Trust	1,773	3,227
Douglas Elliman, Inc.	512	2,452
Easterly Government Properties, Inc. Cl A	673	12,814
Essential Properties Realty Trust, Inc.	973	20,910
Four Corners Property Trust, Inc.	596	15,848
Franklin Street Properties Corp.	689	2,873
Getty Realty Corp.	302	8,003
Global Net Lease, Inc.	769	10,889
Hersha Hospitality Trust Cl A*	245	2,403
Industrial Logistics Properties Trust	485	6,829
Innovative Industrial Properties, Inc. Cl A	208	22,853
iStar, Inc.	615	8,432
LTC Properties, Inc.	292	11,210
LXP Industrial Trust	2,127	22,844
Marcus & Millichap, Inc.	182	6,732
NexPoint Residential Trust, Inc.	171	10,689
Office Properties Income Trust	359	7,162
Orion Office REIT, Inc.	420	4,603
RE/MAX Hldgs., Inc. Cl A	142	3,482
Retail Opportunity Investments Corp.	921	14,533
RPT Realty	631	6,203
Safehold, Inc.	114	4,032
Saul Centers, Inc.	97	4,570
Service Properties Trust	1,225	6,407

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
SITE Centers Corp.	1,348	$18,158
St Joe Co.	244	9,653
Summit Hotel Properties, Inc.*	794	5,772
Tanger Factory Outlet Centers, Inc.	774	11,006
Uniti Group, Inc.	1,759	16,570
Universal Health Realty Income Trust	95	5,055
Urban Edge Properties	819	12,457
Urstadt Biddle Properties, Inc. Cl A	224	3,629
Veris Residential, Inc.*	594	7,865
Washington Real Estate Investment Trust	649	13,830
Whitestone REIT Cl B	342	3,676
Xenia Hotels & Resorts, Inc.*	848	12,321

		485,432

UTILITIES (2.3%)
American States Water Co.	274	22,334
Avista Corp.	537	23,365
California Water Svcs. Group	399	22,165
Chesapeake Utilities Corp.	131	16,971
Middlesex Water Co.	130	11,398
Northwest Natural Hldg. Co.	254	13,487
South Jersey Industries, Inc.	908	30,999
Unitil Corp.	119	6,988

		147,707

TOTAL INDEXED ASSETS - COMMON STOCKS
(Cost: $7,219,528) 99.9%		6,483,816

WARRANTS
ENERGY (0.0%) (2)
Nabors Industries Ltd. - expiring 06/11/2026*	20	640

TOTAL WARRANTS
(Cost: $210) 0.0% (2)		640

TOTAL INVESTMENTS
(Cost: $7,219,738) 99.9%		6,484,456

OTHER NET ASSETS 0.1%		5,990

NET ASSETS 100.0%		$6,490,446

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
Take-Two Interactive Software, Inc.*	375	$45,949
Warner Bros Discovery, Inc.*	2,091	28,061

		74,010

CONSUMER DISCRETIONARY (6.6%)
Burlington Stores, Inc.*	150	20,435
Capri Hldgs. Ltd.*	1,210	49,622
Hanesbrands, Inc.	3,584	36,879
Marriott Vacations Worldwide Corp.	610	70,882
Ollie’s Bargain Outlet Hldgs., Inc.*	556	32,665
Steven Madden Ltd.	1,772	57,076
Taylor Morrison Home Corp. Cl A*	1,185	27,682
Williams-Sonoma, Inc.	154	17,086

		312,327

CONSUMER STAPLES (3.6%)
Boston Beer Co., Inc. Cl A*	160	48,475
Constellation Brands, Inc. Cl A	184	42,883
TreeHouse Foods, Inc.*	1,856	77,618

		168,976

ENERGY (7.9%)
Baker Hughes Co. Cl A	4,103	118,453
Cheniere Energy, Inc.	433	57,602
Devon Energy Corp.	1,871	103,111
Hess Corp.	323	34,219
MPLX LP	890	25,943
Williams Cos., Inc.	1,113	34,737

		374,065

FINANCIALS (13.7%)
American Financial Group, Inc.	768	106,606
Ameriprise Financial, Inc.	433	102,915
Discover Financial Svcs.	362	34,238
Everest Re Group Ltd.	183	51,291
Fifth Third Bancorp	1,442	48,451
Hartford Financial Svcs. Group, Inc.	597	39,062
KeyCorp.	2,717	46,814
Reinsurance Group of America, Inc.	319	37,416
Signature Bank	213	38,172
Starwood Property Trust, Inc.	1,478	30,875
SVB Financial Group*	107	42,264
Synchrony Financial	766	21,157
Voya Financial, Inc.	444	26,431
Zions Bancorporation	433	22,040

		647,732

HEALTH CARE (7.6%)
Agilent Technologies, Inc.	572	67,937
Centene Corp.*	610	51,612
Envista Hldgs. Corp.*	1,373	52,915
Horizon Therapeutics PLC*	357	28,474

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Humana, Inc.	70	$32,765
Syneos Health, Inc. Cl A*	778	55,767
Zimmer Biomet Hldgs., Inc.	649	68,184
Zimvie, Inc.*	63	1,009

		358,663

INDUSTRIALS (18.1%)
Alaska Air Group, Inc.*	942	37,727
Builders FirstSource, Inc.*	1,524	81,839
Carlisle Cos., Inc.	316	75,401
Clean Harbors, Inc.*	533	46,728
Crane Hldgs. Co.	929	81,343
Dover Corp.	280	33,970
Jacobs Engineering Group, Inc.	619	78,693
KBR, Inc.	1,165	56,374
L-3 Harris Technologies, Inc.	265	64,050
Mueller Industries, Inc.	1,588	84,625
Old Dominion Freight Line, Inc.	225	57,663
Oshkosh Corp.	463	38,031
Stanley Black & Decker, Inc.	371	38,903
Univar Solutions, Inc.*	3,151	78,365

		853,712

INFORMATION TECHNOLOGY (9.2%)
Ciena Corp.*	996	45,517
DXC Technology Co.*	3,787	114,784
Euronet Worldwide, Inc.*	920	92,543
MKS Instruments, Inc.	326	33,457
PTC, Inc.*	302	32,115
Teledyne Technologies, Inc.*	153	57,392
Teradyne, Inc.	379	33,939
Viasat, Inc.*	757	23,187

		432,934

MATERIALS (9.8%)
Ashland Global Hldgs., Inc.	1,153	118,817
Crown Hldgs., Inc.	1,441	132,817
FMC Corp.	242	25,896
Freeport-McMoRan, Inc.	676	19,780
Newmont Corp.	616	36,757
Packaging Corp. of America	377	51,837
PPG Industries, Inc.	299	34,188
Steel Dynamics, Inc.	661	43,725

		463,817

REAL ESTATE (8.6%)
Alexander’s, Inc.	35	7,776
American Campus Communities, Inc.	593	38,231
Apartment Income REIT Corp.	794	33,030
AvalonBay Communities, Inc.	226	43,901
Brandywine Realty Trust	2,396	23,097
Duke Realty Corp.	1,677	92,151
Gaming & Leisure Properties, Inc.	846	38,798
Kilroy Realty Corp.	358	18,734
Welltower, Inc.	575	47,351
Weyerhaeuser Co.	1,825	60,444

		403,513

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (8.6%)
AES Corp.	1,799	$37,797
Ameren Corp.	790	71,384
Atmos Energy Corp.	298	33,406
Entergy Corp.	456	51,364
Evergy, Inc.	1,603	104,596
PPL Corp.	1,239	33,614
Public Svc. Enterprise Group, Inc.	1,197	75,746

		407,907

TOTAL COMMON STOCKS
(Cost: $4,825,059) 95.3%		4,497,656

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.6%)
Citibank, New York Time Deposit	0.91	07/01/22	$215,564	$215,564

TOTAL TEMPORARY CASH INVESTMENT (Cost: $215,564) 4.6%				215,564

TOTAL INVESTMENTS (Cost: $5,040,623) 99.9%				4,713,220

OTHER NET ASSETS 0.1%				3,015

NET ASSETS 100.0%				$4,716,235

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.5%)
Cable One, Inc.	116	$149,561
Iridium Communications, Inc.*	3,023	113,544
John Wiley & Sons, Inc. Cl A	1,025	48,954
New York Times Co. Cl A	3,937	109,842
TEGNA, Inc.	5,226	109,589
TripAdvisor, Inc.*	2,364	42,079
World Wrestling Entertainment, Inc. Cl A	1,022	63,865
Ziff Davis, Inc.*	1,118	83,325

		720,759

CONSUMER DISCRETIONARY (13.3%)
Adient PLC*	2,238	66,312
American Eagle Outfitters, Inc.	3,639	40,684
AutoNation, Inc.*	841	93,990
Boyd Gaming Corp.	1,890	94,028
Brunswick Corp.	1,789	116,965
Callaway Golf Co.*	2,749	56,080
Capri Hldgs. Ltd.*	3,486	142,961
Carter’s, Inc.	952	67,097
Choice Hotels International, Inc.	777	86,737
Churchill Downs, Inc.	809	154,948
Columbia Sportswear Co.	788	56,405
Cracker Barrel Old Country Store, Inc.	549	45,836
Crocs, Inc.*	1,454	70,766
Dana, Inc.	3,386	47,641
Deckers Outdoor Corp.*	643	164,190
Dick’s Sporting Goods, Inc.	1,371	103,332
Five Below, Inc.*	1,312	148,820
Foot Locker, Inc.	1,975	49,869
Fox Factory Hldg. Corp.*	995	80,137
GameStop Corp. Cl A*	1,460	178,558
Gap, Inc.	4,980	41,035
Gentex Corp.	5,537	154,870
Goodyear Tire & Rubber Co.*	6,671	71,446
Graham Hldgs. Co. Cl B	93	52,716
Grand Canyon Education, Inc.*	764	71,961
H&R Block, Inc.	3,769	133,121
Hanesbrands, Inc.	8,236	84,748
Harley-Davidson, Inc.	3,481	110,208
Helen of Troy Ltd.*	564	91,599
KB Home	2,048	58,286
Kohl’s Corp.	3,037	108,391
Lear Corp.	1,411	177,631
Leggett & Platt, Inc.	3,154	109,065
Light & Wonder, Inc.*	2,260	106,197
Lithia Motors, Inc. Cl A	684	187,970
Macy’s, Inc.	6,727	123,239
Marriott Vacations Worldwide Corp.	979	113,760
Mattel, Inc.*	8,324	185,875
Murphy USA, Inc.	526	122,490
Nordstrom, Inc.	2,634	55,656

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Ollie’s Bargain Outlet Hldgs., Inc.*	1,378	$80,958
Papa John’s International, Inc.	753	62,891
Polaris, Inc.	1,322	131,248
RH*	415	88,088
Service Corp. International	3,750	259,200
Six Flags Entertainment Corp.*	1,837	39,863
Skechers U.S.A., Inc. Cl A*	3,185	113,322
Taylor Morrison Home Corp. Cl A*	2,826	66,015
Tempur Sealy International, Inc.	4,145	88,579
Texas Roadhouse, Inc. Cl A	1,610	117,852
Thor Industries, Inc.	1,300	97,149
Toll Brothers, Inc.	2,605	116,183
TopBuild Corp.*	774	129,382
Travel + Leisure Co.	2,018	78,339
Under Armour, Inc. Cl A*	4,456	37,118
Under Armour, Inc. Cl C*	4,785	36,270
Victoria’s Secret & Co.*	1,605	44,892
Visteon Corp.*	664	68,777
Wendy’s Co.	4,048	76,426
Williams-Sonoma, Inc.	1,654	183,511
Wingstop, Inc.	705	52,713
Wyndham Hotels & Resorts, Inc.	2,176	143,007
YETI Hldgs., Inc.*	2,036	88,098

		6,225,501

CONSUMER STAPLES (3.9%)
BellRing Brands, Inc.*	2,577	64,142
BJ’s Wholesale Club Hldgs., Inc.*	3,187	198,614
Boston Beer Co., Inc. Cl A*	222	67,259
Casey’s General Stores, Inc.	876	162,042
Coty, Inc. Cl A*	8,128	65,105
Darling Ingredients, Inc.*	3,814	228,077
Energizer Hldgs., Inc.	1,548	43,886
Flowers Foods, Inc.	4,706	123,862
Grocery Outlet Hldg. Corp.*	2,070	88,244
Hain Celestial Group, Inc.*	2,121	50,353
Ingredion, Inc.	1,564	137,882
Lancaster Colony Corp.	467	60,140
Nu Skin Enterprises, Inc. Cl A	1,185	51,311
Performance Food Group Co.*	3,660	168,287
Pilgrim’s Pride Corp.*	1,136	35,477
Post Hldgs., Inc.*	1,320	108,702
Sanderson Farms, Inc.	500	107,765
Sprouts Farmers Market, Inc.*	2,590	65,579

		1,826,727

ENERGY (3.9%)
Antero Midstream Corp.	7,682	69,522
ChampionX Corp.	4,802	95,320

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
CNX Resources Corp.*	4,607	$75,831
DT Midstream, Inc.	2,284	111,962
EQT Corp.	6,984	240,250
Equitrans Midstream Corp.	9,607	61,100
HF Sinclair Corp.	3,531	159,460
Matador Resources Co.	2,621	122,112
Murphy Oil Corp.	3,448	104,095
NOV, Inc.	9,277	156,874
PDC Energy, Inc.	2,254	138,869
Range Resources Corp.*	6,121	151,495
Targa Resources Corp.	5,385	321,323

		1,808,213

FINANCIALS (14.9%)
Affiliated Managers Group, Inc.	914	106,572
Alleghany Corp.*	318	264,926
American Financial Group, Inc.	1,567	217,515
Associated Banc-Corp.	3,543	64,695
Bank of Hawaii Corp.	951	70,754
Bank OZK	2,666	100,055
Brighthouse Financial, Inc.*	1,770	72,605
Cadence Bank	4,333	101,739
Cathay General Bancorp	1,775	69,491
CNO Financial Group, Inc.	2,736	49,494
Commerce Bancshares, Inc.	2,595	170,362
Cullen/Frost Bankers, Inc.	1,347	156,858
East West Bancorp, Inc.	3,351	217,145
Essent Group Ltd.	2,541	98,845
Evercore, Inc. Cl A	958	89,678
Federated Hermes, Inc. Cl B	2,165	68,825
First American Financial Corp.	2,537	134,258
First Financial Bankshares, Inc.	3,032	119,067
First Horizon Corp.	12,634	276,179
FirstCash Hldgs., Inc.	931	64,714
FNB Corp.	7,968	86,533
Fulton Financial Corp.	3,797	54,867
Glacier Bancorp, Inc.	2,563	121,538
Hancock Whitney Corp.	2,040	90,433
Hanover Insurance Group, Inc.	840	122,850
Home BancShares, Inc.	4,468	92,800
Interactive Brokers Group, Inc. Cl A	2,065	113,596
International Bancshares Corp.	1,253	50,220
iShares Core S&P Mid-Cap ETF	613	138,679
Janus Henderson Group PLC	3,962	93,147
Jefferies Financial Group, Inc.	4,525	124,981
Kemper Corp.	1,416	67,826
Kinsale Capital Group, Inc.	508	116,657
Mercury General Corp.	627	27,776
MGIC Investment Corp.	7,312	92,131

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Navient Corp.	3,492	$48,853
New York Community Bancorp, Inc.	11,029	100,695
Old National Bancorp	6,918	102,317
Old Republic International Corp.	6,770	151,377
PacWest Bancorp	2,775	73,982
Pinnacle Financial Partners, Inc.	1,803	130,375
Primerica, Inc.	909	108,798
Prosperity Bancshares, Inc.	2,176	148,556
Reinsurance Group of America, Inc.	1,581	185,436
RenaissanceRe Hldgs. Ltd.	1,043	163,094
RLI Corp.	941	109,711
SEI Investments Co.	2,464	133,105
Selective Insurance Group, Inc.	1,425	123,890
SLM Corp.	6,357	101,331
Stifel Financial Corp.	2,516	140,946
Synovus Financial Corp.	3,432	123,724
Texas Capital Bancshares, Inc.*	1,198	63,063
UMB Financial Corp.	1,017	87,564
Umpqua Hldgs. Corp.	5,126	85,963
United Bankshares, Inc.	3,206	112,434
Unum Group	4,750	161,595
Valley National Bancorp	9,924	103,309
Voya Financial, Inc.	2,414	143,705
Washington Federal, Inc.	1,541	46,261
Webster Financial Corp.	4,207	177,325
Wintrust Financial Corp.	1,423	114,053

		6,949,273

HEALTH CARE (10.1%)
Acadia Healthcare Co., Inc.*	2,137	144,525
Amedisys, Inc.*	769	80,837
Arrowhead Pharmaceuticals, Inc.*	2,496	87,884
Azenta, Inc.	1,770	127,617
Bruker Corp.	2,362	148,239
Chemed Corp.	354	166,164
Encompass Health Corp.	2,357	132,110
Enovis Corp.*	1,109	60,995
Envista Hldgs. Corp.*	3,840	147,994
Exelixis, Inc.*	7,574	157,691
Globus Medical, Inc. Cl A*	1,872	105,094
Haemonetics Corp.*	1,206	78,607
Halozyme Therapeutics, Inc.*	3,258	143,352
HealthEquity, Inc.*	1,992	122,289
ICU Medical, Inc.*	473	77,756
Inari Medical, Inc.*	802	54,528
Integra LifeSciences Hldgs. Corp.*	1,689	91,257
Jazz Pharmaceuticals PLC*	1,471	229,491
LHC Group, Inc.*	733	114,157

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
LivaNova PLC*	1,262	$78,837
Masimo Corp.*	1,206	157,588
Medpace Hldgs., Inc.*	636	95,190
Neogen Corp.*	2,546	61,333
Neurocrine Biosciences, Inc.*	2,257	220,012
NuVasive, Inc.*	1,228	60,368
Option Care Health, Inc.*	3,274	90,984
Patterson Cos., Inc.	2,052	62,176
Penumbra, Inc.*	836	104,099
Perrigo Co. PLC	3,177	128,891
Progyny, Inc.*	1,671	48,542
QuidelOrtho Corp.*	1,182	114,867
R1 RCM, Inc.*	3,170	66,443
Repligen Corp.*	1,217	197,641
Shockwave Medical, Inc.*	845	161,539
Sotera Health Co.*	2,337	45,782
STAAR Surgical Co.*	1,129	80,080
Syneos Health, Inc. Cl A*	2,423	173,681
Tandem Diabetes Care, Inc.*	1,510	89,377
Tenet Healthcare Corp.*	2,544	133,713
United Therapeutics Corp.*	1,070	252,135

		4,693,865

INDUSTRIALS (17.9%)
Acuity Brands, Inc.	817	125,851
AECOM	3,338	217,704
AGCO Corp.	1,443	142,424
ASGN, Inc.*	1,207	108,932
Avis Budget Group, Inc.*	810	119,135
Axon Enterprise, Inc.*	1,676	156,153
Brink’s Co.	1,111	67,449
Builders FirstSource, Inc.*	4,080	219,096
CACI International, Inc. Cl A*	552	155,543
Carlisle Cos., Inc.	1,222	291,581
Chart Industries, Inc.*	846	141,603
Clean Harbors, Inc.*	1,182	103,626
Crane Hldgs. Co.	1,126	98,593
Curtiss-Wright Corp.	908	119,910
Donaldson Co., Inc.	2,918	140,472
Dycom Industries, Inc.*	700	65,128
EMCOR Group, Inc.	1,208	124,376
EnerSys	973	57,368
Esab Corp.	1,077	47,119
Flowserve Corp.	3,084	88,295
Fluor Corp.*	3,353	81,612
FTI Consulting, Inc.*	813	147,031
GATX Corp.	840	79,094
Graco, Inc.	3,997	237,462
GXO Logistics, Inc.*	2,403	103,978
Hexcel Corp.	1,985	103,835
Hubbell, Inc. Cl B	1,268	226,439
IAA, Inc.*	3,165	103,717
Insperity, Inc.	841	83,957
ITT, Inc.	1,973	132,665
JetBlue Airways Corp.*	7,576	63,411
KBR, Inc.	3,297	159,542

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Kennametal, Inc.	1,953	$45,368
Kirby Corp.*	1,424	86,636
Knight-Swift Transportation Hldgs., Inc. Cl A	3,864	178,865
Landstar System, Inc.	877	127,533
Lennox International, Inc.	781	161,347
Lincoln Electric Hldgs., Inc.	1,373	169,373
ManpowerGroup, Inc.	1,246	95,207
MasTec, Inc.*	1,350	96,741
MDU Resources Group, Inc.	4,802	129,606
Mercury Systems, Inc.*	1,362	87,617
Middleby Corp.*	1,285	161,088
MillerKnoll, Inc.	1,790	47,023
MSA Safety, Inc.	863	104,483
MSC Industrial Direct Co., Inc. Cl A	1,114	83,673
nVent Electric PLC	3,929	123,096
Oshkosh Corp.	1,554	127,646
Owens Corning	2,293	170,393
Regal Rexnord Corp.	1,583	179,702
Ryder System, Inc.	1,208	85,840
Saia, Inc.*	623	117,124
Science Applications International Corp.	1,319	122,799
Simpson Manufacturing Co., Inc.	1,020	102,622
Stericycle, Inc.*	2,174	95,330
Sunrun, Inc.*	4,961	115,889
Terex Corp.	1,638	44,832
Tetra Tech, Inc.	1,268	173,145
Timken Co.	1,594	84,562
Toro Co.	2,468	187,050
Trex Co., Inc.*	2,673	145,465
Univar Solutions, Inc.*	3,998	99,430
Valmont Industries, Inc.	503	112,989
Vicor Corp.*	509	27,858
Watsco, Inc.	783	186,996
Watts Water Technologies, Inc. Cl A	648	79,600
Werner Enterprises, Inc.	1,399	53,917
Woodward, Inc.	1,433	132,538
XPO Logistics, Inc.*	2,336	112,502

		8,368,986

INFORMATION TECHNOLOGY (12.8%)
ACI Worldwide, Inc.*	2,710	70,162
Amkor Technology, Inc.	2,368	40,138
Arrow Electronics, Inc.*	1,560	174,860
Aspen Technology, Inc.*	661	121,412
Avnet, Inc.	2,308	98,967
Belden, Inc.	1,046	55,720
Blackbaud, Inc.*	1,075	62,425
Bread Financial Hldgs., Inc.	1,175	43,545
Calix, Inc.*	1,312	44,792
CDK Global, Inc.	2,758	151,056
Ciena Corp.*	3,594	164,246

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cirrus Logic, Inc.*	1,352	$98,074
CMC Materials, Inc.	675	117,781
Cognex Corp.	4,104	174,502
Coherent, Inc.*	586	156,005
CommVault Systems, Inc.*	1,053	66,234
Concentrix Corp.	1,016	137,810
Envestnet, Inc.*	1,303	68,759
Euronet Worldwide, Inc.*	1,194	120,104
Fair Isaac Corp.*	613	245,752
First Solar, Inc.*	2,341	159,492
Genpact Ltd.	4,022	170,372
II-VI, Inc.*	2,514	128,088
IPG Photonics Corp.*	820	77,187
Jabil, Inc.	3,335	170,785
Kyndryl Hldgs., Inc.*	4,244	41,506
Lattice Semiconductor Corp.*	3,250	157,625
Littelfuse, Inc.	584	148,359
Lumentum Hldgs., Inc.*	1,630	129,455
Manhattan Associates, Inc.*	1,490	170,754
Maximus, Inc.	1,451	90,702
MKS Instruments, Inc.	1,314	134,856
National Instruments Corp.	3,099	96,782
NCR Corp.*	3,226	100,361
Paylocity Hldg. Corp.*	937	163,432
Power Integrations, Inc.	1,377	103,289
Qualys, Inc.*	788	99,398
Sabre Corp.*	7,705	44,920
Sailpoint Technologies Hldgs., Inc.*	2,226	139,526
Semtech Corp.*	1,499	82,400
Silicon Laboratories, Inc.*	864	121,150
SiTime Corp.*	367	59,832
SunPower Corp. Cl A*	1,969	31,130
Synaptics, Inc.*	935	110,377
TD SYNNEX Corp.	975	88,822
Teradata Corp.*	2,473	91,526
Universal Display Corp.	1,025	103,669
Viasat, Inc.*	1,758	53,848
Vishay Intertechnology, Inc.	3,116	55,527
Vontier Corp.	3,802	87,408
Western Union Co.	9,118	150,173
WEX, Inc.*	1,062	165,205
Wolfspeed, Inc.*	2,919	185,211
Xerox Hldgs. Corp.	2,818	41,847

		5,967,358

MATERIALS (6.8%)
Alcoa Corp.	4,355	198,501
AptarGroup, Inc.	1,548	159,769
Ashland Global Hldgs., Inc.	1,198	123,454
Avient Corp.	2,159	86,533
Cabot Corp.	1,332	84,968
Chemours Co.	3,672	117,577
Cleveland-Cliffs, Inc.*	11,275	173,297
Commercial Metals Co.	2,869	94,964

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Eagle Materials, Inc.	932	$102,464
Greif, Inc. Cl A	628	39,175
Ingevity Corp.*	916	57,836
Louisiana-Pacific Corp.	1,940	101,675
Minerals Technologies, Inc.	779	47,784
NewMarket Corp.	160	48,154
Olin Corp.	3,278	151,706
Reliance Steel & Aluminum Co.	1,464	248,675
Royal Gold, Inc.	1,550	165,509
RPM International, Inc.	3,058	240,726
Scotts Miracle-Gro Co.	955	75,435
Sensient Technologies Corp.	992	79,915
Silgan Hldgs., Inc.	1,988	82,204
Sonoco Products Co.	2,303	131,363
Steel Dynamics, Inc.	4,234	280,079
United States Steel Corp.	6,154	110,218
Valvoline, Inc.	4,208	121,317
Worthington Industries, Inc.	758	33,428

		3,156,726

REAL ESTATE (9.1%)
American Campus Communities, Inc.	3,293	212,300
Apartment Income REIT Corp.	3,709	154,294
Brixmor Property Group, Inc.	7,074	142,966
Corporate Office Properties Trust	2,654	69,508
Cousins Properties, Inc.	3,513	102,685
Douglas Emmett, Inc.	4,151	92,899
EastGroup Properties, Inc.	984	151,861
EPR Properties	1,770	83,066
First Industrial Realty Trust, Inc.	3,117	147,995
Healthcare Realty Trust, Inc.	3,580	97,376
Highwoods Properties, Inc.	2,482	84,860
Hudson Pacific Properties, Inc.	3,415	50,679
Independence Realty Trust, Inc.	5,216	108,128
JBG SMITH Properties	2,568	60,708
Jones Lang LaSalle, Inc.*	1,154	201,788
Kilroy Realty Corp.	2,480	129,778
Kite Realty Group Trust	5,174	89,459
Lamar Advertising Co. Cl A	2,055	180,778
Life Storage, Inc.	1,992	222,427
Macerich Co.	5,068	44,142
Medical Properties Trust, Inc.	14,173	216,422
National Retail Properties, Inc.	4,154	178,622
National Storage Affiliates Trust	1,987	99,489
Omega Healthcare Investors, Inc.	5,555	156,595
Park Hotels & Resorts, Inc.	5,511	74,784
Pebblebrook Hotel Trust	3,103	51,417
Physicians Realty Trust	5,319	92,817

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
PotlatchDeltic Corp.	1,638	$72,383
PS Business Parks, Inc.	476	89,083
Rayonier, Inc.	3,455	129,148
Rexford Industrial Realty, Inc.	3,896	224,371
Sabra Health Care REIT, Inc.	5,453	76,178
SL Green Realty Corp.	1,514	69,871
Spirit Realty Capital, Inc.	3,172	119,838
STORE Capital Corp.	5,963	155,515

		4,234,230

UTILITIES (4.1%)
ALLETE, Inc.	1,346	79,118
Black Hills Corp.	1,531	111,411
Essential Utilities, Inc.	5,437	249,286
Hawaiian Electric Industries, Inc.	2,583	105,645

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
IDACORP, Inc.	1,194	$126,468
National Fuel Gas Co.	2,159	142,602
New Jersey Resources Corp.	2,270	101,083
NorthWestern Corp.	1,278	75,313
OGE Energy Corp.	4,727	182,273
ONE Gas, Inc.	1,277	103,680
PNM Resources, Inc.	2,027	96,850
Portland General Electric Co.	2,103	101,638
Southwest Gas Hldgs., Inc.	1,579	137,499
Spire, Inc.	1,230	91,475
UGI Corp.	4,959	191,467

		1,895,808

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $46,684,440) 98.3%		45,847,446

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.82	08/02/22	$200,000	$199,855

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,855) 0.4%					199,855

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.3%)
Citibank, New York Time Deposit		0.91	07/01/22	$605,410	$605,410

TOTAL TEMPORARY CASH INVESTMENT (Cost: $605,410) 1.3%					605,410

TOTAL INVESTMENTS (Cost: $47,489,705) 100.0%					46,652,711

OTHER NET ASSETS -0.0% (2)					(21,324)

NET ASSETS 100.0%					$46,631,387

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (5.1%)
CONSUMER STAPLES (0.3%)
Woolworths Group Ltd.	1,494	$36,691

ENERGY (0.3%)
Woodside Energy Group Ltd.	874	19,206
Woodside Energy Group Ltd.*	906	19,187

		38,393

FINANCIALS (0.8%)
National Australia Bank Ltd.	305	5,783
Suncorp Group Ltd.	13,493	102,879

		108,662

HEALTH CARE (0.6%)
Sonic Healthcare Ltd.	3,736	85,143

INDUSTRIALS (0.9%)
Aurizon Hldgs. Ltd.	41,974	110,377

INFORMATION TECHNOLOGY (0.1%)
WiseTech Global Ltd.	617	16,177

MATERIALS (2.1%)
BHP Group Ltd.	9,858	282,229

TOTAL AUSTRALIA		677,672

AUSTRIA (1.0%)
ENERGY (0.7%)
OMV AG	1,840	86,536

FINANCIALS (0.1%)
Raiffeisen Bank International AG	1,525	16,661

MATERIALS (0.2%)
voestalpine AG	1,044	22,313

TOTAL AUSTRIA		125,510

DENMARK (3.8%)
CONSUMER DISCRETIONARY (0.4%)
Pandora A/S	828	52,605

FINANCIALS (0.3%)
Danske Bank A/S	2,977	42,371

HEALTH CARE (2.4%)
Novo Nordisk A/S Cl B	2,861	317,294

INDUSTRIALS (0.7%)
AP Moller - Maersk A/S Cl B	39	91,557

TOTAL DENMARK		503,827

FINLAND (1.9%)
FINANCIALS (0.7%)
Nordea Bank Abp	10,791	95,309

INFORMATION TECHNOLOGY (0.7%)
Nokia OYJ	21,157	98,064

UTILITIES (0.5%)
Fortum OYJ	4,120	62,273

TOTAL FINLAND		255,646

	Shares	Value
COMMON STOCKS (CONTINUED):
FRANCE (10.6%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	7,822	$92,171
Publicis Groupe S.A.*	1,707	83,951

		176,122

CONSUMER DISCRETIONARY (3.0%)
EssilorLuxottica S.A.	606	91,877
Faurecia SE*	2,166	43,408
Hermes International	30	33,763
La Francaise des Jeux SAEM†	1,094	37,988
LVMH Moet Hennessy Louis Vuitton SE	301	184,476

		391,512

CONSUMER STAPLES (1.7%)
Carrefour S.A.	6,241	110,786
L’Oreal S.A.	332	115,272

		226,058

FINANCIALS (1.7%)
AXA S.A.	1,188	27,136
BNP Paribas S.A.	2,335	111,688
Societe Generale S.A.	3,672	81,187

		220,011

INDUSTRIALS (2.1%)
Bouygues S.A.	2,976	91,850
Cie de Saint-Gobain	1,914	82,702
Eiffage S.A.	1,083	97,968

		272,520

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	749	27,743

UTILITIES (0.6%)
Engie S.A.	6,410	74,221

TOTAL FRANCE		1,388,187

GERMANY (6.3%)
COMMUNICATION SERVICES (0.7%)
Deutsche Telekom AG	4,630	92,087

CONSUMER DISCRETIONARY (1.4%)
Bayerische Motoren Werke AG	1,229	95,273
Mercedes-Benz Group AG	1,672	97,107

		192,380

HEALTH CARE (0.7%)
Merck KGaA	515	87,355

INDUSTRIALS (0.8%)
Daimler Truck Hldg. AG*	687	18,093
Deutsche Post AG	2,514	94,919

		113,012

INFORMATION TECHNOLOGY (1.0%)
SAP SE	1,387	126,426

MATERIALS (0.6%)
Covestro AG†	1,791	62,235
HeidelbergCement AG	376	18,154

		80,389

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
GERMANY (CONTINUED)
REAL ESTATE (0.5%)
LEG Immobilien SE	766	$63,748

UTILITIES (0.6%)
E.ON SE	9,930	83,641

TOTAL GERMANY		839,038

HONG KONG (2.1%)
INDUSTRIALS (0.9%)
CK Hutchison Hldgs. Ltd.	17,500	118,724

REAL ESTATE (1.2%)
Henderson Land Development Co. Ltd.	25,000	93,962
Sun Hung Kai Properties Ltd.	5,500	65,122

		159,084

TOTAL HONG KONG		277,808

IRELAND (0.1%)
MATERIALS (0.1%)
CRH PLC	431	14,850

ISRAEL (0.9%)
INFORMATION TECHNOLOGY (0.9%)
Check Point Software Technologies Ltd.*	981	119,466

ITALY (1.1%)
COMMUNICATION SERVICES (0.3%)
Telecom Italia SpA*	150,451	39,450

FINANCIALS (0.8%)
Assicurazioni Generali SpA	1,528	24,406
Poste Italiane SpA†	7,861	73,551

		97,957

TOTAL ITALY		137,407

JAPAN (19.2%)
COMMUNICATION SERVICES (1.3%)
Nintendo Co. Ltd.	400	171,991

CONSUMER DISCRETIONARY (3.3%)
Aisin Corp.	2,800	86,647
Honda Motor Co. Ltd.	4,800	115,712
Iida Group Hldgs. Co. Ltd.	4,500	69,073
Toyota Motor Corp.	2,500	38,566
Yamaha Motor Co. Ltd.	3,900	71,602
ZOZO, Inc.	3,200	57,886

		439,486

CONSUMER STAPLES (1.5%)
Japan Tobacco, Inc.	5,800	100,489
Suntory Beverage & Food Ltd.	2,600	98,166

		198,655

ENERGY (0.9%)
ENEOS Hldgs., Inc.	28,100	105,715
Inpex Corp.	1,700	18,221

		123,936

	Shares	Value
COMMON STOCKS (CONTINUED):
JAPAN (CONTINUED)
FINANCIALS (2.1%)
Dai-ichi Life Hldgs., Inc.	4,900	$90,611
Daiwa Securities Group, Inc.	18,800	84,164
Japan Post Insurance Co. Ltd.	6,500	104,011

		278,786

HEALTH CARE (1.4%)
Otsuka Hldgs. Co. Ltd.	1,300	46,397
Takeda Pharmaceutical Co. Ltd.	5,100	143,224

		189,621

INDUSTRIALS (5.9%)
AGC, Inc.	2,100	73,776
ITOCHU Corp.	4,300	115,984
Marubeni Corp.	12,300	110,330
Mitsubishi Corp.	4,200	125,058
Mitsui & Co. Ltd.	5,600	123,035
Nippon Yusen KK	1,600	109,684
Sumitomo Corp.	7,900	107,368
Yamato Hldgs. Co. Ltd.	700	11,200

		776,435

INFORMATION TECHNOLOGY (2.2%)
Brother Industries Ltd.	5,200	91,474
Canon, Inc.	5,100	115,552
Seiko Epson Corp.	6,000	84,866

		291,892

MATERIALS (0.6%)
Sumitomo Chemical Co. Ltd.	21,700	84,912

TOTAL JAPAN		2,555,714

LUXEMBOURG (1.6%)
HEALTH CARE (0.6%)
Eurofins Scientific SE	961	75,898

MATERIALS (0.6%)
ArcelorMittal S.A.	3,316	74,362

REAL ESTATE (0.4%)
Aroundtown S.A.	16,173	51,728

TOTAL LUXEMBOURG		201,988

NETHERLANDS (4.0%)
CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize N.V.	3,852	100,264

FINANCIALS (0.5%)
ING Groep N.V.	6,913	68,104

INDUSTRIALS (1.0%)
Wolters Kluwer N.V.	1,408	136,460

INFORMATION TECHNOLOGY (1.7%)
ASML Hldg. N.V.	466	220,156

TOTAL NETHERLANDS		524,984

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
NORWAY (0.9%)
ENERGY (0.7%)
Aker BP ASA*	2,885	$91,981

FINANCIALS (0.2%)
Gjensidige Forsikring ASA	1,124	22,883

TOTAL NORWAY		114,864

PORTUGAL (0.8%)
CONSUMER STAPLES (0.8%)
Jeronimo Martins SGPS S.A.	4,663	101,086

SPAIN (2.5%)
COMMUNICATION SERVICES (1.1%)
Telefonica S.A.	28,540	145,712

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	1,141	25,930

FINANCIALS (0.3%)
Banco Bilbao Vizcaya Argentaria S.A.	7,628	34,651

UTILITIES (0.9%)
Red Electrica Corp. S.A.	6,523	123,478

TOTAL SPAIN		329,771

SWEDEN (1.1%)
CONSUMER DISCRETIONARY (0.5%)
H & M Hennes & Mauritz AB Cl B	6,013	72,162

ENERGY (0.0%) (2)
Lundin Energy AB	3,034	2,063

FINANCIALS (0.2%)
Svenska Handelsbanken AB Cl A	3,625	31,112

INDUSTRIALS (0.4%)
Securitas AB Cl B	5,442	47,044

TOTAL SWEDEN		152,381

SWITZERLAND (9.4%)
CONSUMER DISCRETIONARY (1.4%)
Cie Financiere Richemont S.A.	841	90,470
Swatch Group AG	371	88,136

		178,606

CONSUMER STAPLES (1.5%)
Nestle S.A.	1,675	195,782

FINANCIALS (1.4%)
Partners Group Hldg. AG	51	46,063
UBS Group AG	8,468	136,914

		182,977

HEALTH CARE (5.1%)
Novartis AG	3,225	273,446

	Shares	Value
COMMON STOCKS (CONTINUED):
SWITZERLAND (CONTINUED)
HEALTH CARE (CONTINUED)
Roche Hldg. AG	823	$275,158
Sonova Hldg. AG	383	122,413

		671,017

TOTAL SWITZERLAND		1,228,382

UNITED KINGDOM (11.9%)
COMMUNICATION SERVICES (1.6%)
Vodafone Group PLC	91,400	142,094
WPP PLC	6,054	61,143

		203,237

CONSUMER DISCRETIONARY (1.3%)
Barratt Developments PLC	3,798	21,241
Kingfisher PLC	24,324	72,680
Persimmon PLC	2,978	67,744

		161,665

CONSUMER STAPLES (3.0%)
British American Tobacco PLC	4,741	203,186
Imperial Brands PLC	5,647	126,403
J Sainsbury PLC	27,691	68,902

		398,491

FINANCIALS (3.0%)
3i Group PLC	4,322	58,570
Barclays PLC	52,921	98,944
Direct Line Insurance Group PLC	18,129	55,637
Lloyds Banking Group PLC	210,083	108,071
NatWest Group PLC	27,144	72,239

		393,461

HEALTH CARE (0.9%)
GSK PLC	5,488	118,256

INDUSTRIALS (1.2%)
BAE Systems PLC	16,109	163,061

MATERIALS (0.9%)
Anglo American PLC	3,190	114,019

TOTAL UNITED KINGDOM		1,552,190

UNITED STATES (7.2%)
FINANCIALS (7.2%)
iShares Core MSCI Emerging Markets ETF	8,207	402,635
iShares MSCI Emerging Markets ex China ETF	2,577	123,078
Vanguard FTSE Emerging Markets ETF	10,221	425,705

		951,418

TOTAL COMMON STOCKS
(Cost: $14,626,012) 91.5%		12,052,189

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (6.2%)
BBVA, Madrid Time Deposit	0.91	07/01/22	USD	811,862	$811,862
Sumitomo Mitsui Trust Bank, London Time Deposit	(0.36)	07/01/22	JPY	411,908	3,035
Sumitomo Mitsui Trust Bank, London Time Deposit	0.52	07/01/22	GBP	1	2

					814,899

TOTAL TEMPORARY CASH INVESTMENT (Cost: $814,899) 6.2%					814,899

TOTAL INVESTMENTS (Cost: $15,440,912) 97.7%					12,867,088

OTHER NET ASSETS 2.3%					308,226

NET ASSETS 100.0%					$13,175,314

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (34.3%)	121,464	$1,657,982
Equity Index Portfolio (19.9%)	16,668	961,233
International Portfolio (0.9%)	4,683	42,241
Mid-Cap Equity Index Portfolio (5.7%)	10,914	275,045
Mid-Term Bond Portfolio (27.2%)	130,314	1,318,773
Money Market Portfolio (11.9%)	46,883	577,594

TOTAL INVESTMENTS (Cost: $5,149,129) 99.9%		4,832,868

OTHER NET ASSETS 0.1%		6,348

NET ASSETS 100.0%		$4,839,216

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (33.6%)	132,287	$1,805,714
Equity Index Portfolio (21.8%)	20,333	1,172,627
International Portfolio (5.4%)	31,947	288,160
Mid-Cap Equity Index Portfolio (5.6%)	11,843	298,441
Mid-Term Bond Portfolio (24.3%)	129,280	1,308,316
Money Market Portfolio (9.2%)	40,304	496,540

TOTAL INVESTMENTS (Cost: $5,498,073) 99.9%		5,369,798

OTHER NET ASSETS 0.1%		6,234

NET ASSETS 100.0%		$5,376,032

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (32.2%)	337,260	$4,603,593
Equity Index Portfolio (23.5%)	58,447	3,370,645
International Portfolio (8.4%)	134,010	1,208,771
Mid-Cap Equity Index Portfolio (8.2%)	46,445	1,170,426
Mid-Term Bond Portfolio (21.0%)	296,601	3,001,606
Money Market Portfolio (4.1%)	47,323	583,014
Small Cap Growth Portfolio (1.1%)	9,578	154,491
Small Cap Value Portfolio (1.5%)	13,032	213,587

TOTAL INVESTMENTS (Cost: $14,542,785) 100.0%		14,306,133

OTHER NET ASSETS 0.0% (2)		2,422

NET ASSETS 100.0%		$14,308,555

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.8%)	450,655	$6,151,446
Equity Index Portfolio (27.8%)	106,935	6,166,954
International Portfolio (10.2%)	249,389	2,249,487
Mid-Cap Equity Index Portfolio (11.8%)	103,914	2,618,626
Mid-Term Bond Portfolio (16.2%)	354,359	3,586,112
Money Market Portfolio (1.3%)	23,384	288,095
Small Cap Equity Index Portfolio (0.2%)	4,599	43,923
Small Cap Growth Portfolio (2.0%)	27,067	436,592
Small Cap Value Portfolio (2.7%)	36,696	601,447

TOTAL INVESTMENTS (Cost: $22,266,553) 100.0%		22,142,682

OTHER NET ASSETS 0.0% (2)		4,381

NET ASSETS 100.0%		$22,147,063

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (21.3%)	219,941	$3,002,192
Equity Index Portfolio (34.1%)	83,214	4,798,945
International Portfolio (12.7%)	198,620	1,791,552
Mid-Cap Equity Index Portfolio (15.4%)	86,070	2,168,953
Mid-Term Bond Portfolio (8.0%)	111,646	1,129,858
Money Market Portfolio (1.6%)	18,272	225,115
Small Cap Equity Index Portfolio (0.5%)	6,430	61,408
Small Cap Growth Portfolio (2.7%)	23,211	374,392
Small Cap Value Portfolio (3.7%)	31,383	514,362

TOTAL INVESTMENTS (Cost: $14,166,744) 100.0%		14,066,777

OTHER NET ASSETS 0.0% (2)		5,986

NET ASSETS 100.0%		$14,072,763

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.7%)	126,565	$1,727,608
Equity Index Portfolio (37.6%)	49,608	2,860,909
International Portfolio (15.1%)	126,929	1,144,895
Mid-Cap Equity Index Portfolio (15.6%)	46,975	1,183,767
Mid-Term Bond Portfolio (0.6%)	4,914	49,725
Money Market Portfolio (0.7%)	4,055	49,960
Small Cap Equity Index Portfolio (1.1%)	8,915	85,140
Small Cap Growth Portfolio (3.0%)	13,981	225,513
Small Cap Value Portfolio (3.5%)	16,357	268,086

TOTAL INVESTMENTS (Cost: $7,685,555) 99.9%		7,595,603

OTHER NET ASSETS 0.1%		6,065

NET ASSETS 100.0%		$7,601,668

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (13.8%)	65,397	$892,665
Equity Index Portfolio (42.3%)	47,506	2,739,678
International Portfolio (17.8%)	127,832	1,153,044
Mid-Cap Equity Index Portfolio (16.7%)	42,979	1,083,078
Money Market Portfolio (0.8%)	4,234	52,162
Small Cap Equity Index Portfolio (2.2%)	14,919	142,472
Small Cap Growth Portfolio (2.9%)	11,854	191,205
Small Cap Value Portfolio (3.4%)	13,333	218,524

TOTAL INVESTMENTS (Cost: $6,675,069) 99.9%		6,472,828

OTHER NET ASSETS 0.1%		6,284

NET ASSETS 100.0%		$6,479,112

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (11.6%)	29,784	$406,549
Equity Index Portfolio (42.6%)	25,988	1,498,752
International Portfolio (18.4%)	71,578	645,632
Mid-Cap Equity Index Portfolio (16.2%)	22,630	570,273
Money Market Portfolio (0.8%)	2,335	28,769
Small Cap Equity Index Portfolio (1.5%)	5,683	54,276
Small Cap Growth Portfolio (4.0%)	8,691	140,187
Small Cap Value Portfolio (4.7%)	10,017	164,176

TOTAL INVESTMENTS (Cost: $3,516,924) 99.8%		3,508,614

OTHER NET ASSETS 0.2%		7,254

NET ASSETS 100.0%		$3,515,868

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (9.8%)	24,999	$341,230
Equity Index Portfolio (41.5%)	25,107	1,447,920
International Portfolio (19.2%)	74,434	671,391
Mid-Cap Equity Index Portfolio (17.2%)	23,837	600,695
Money Market Portfolio (0.8%)	2,347	28,920
Small Cap Equity Index Portfolio (2.5%)	9,303	88,842
Small Cap Growth Portfolio (4.0%)	8,585	138,475
Small Cap Value Portfolio (4.8%)	10,202	167,213

TOTAL INVESTMENTS (Cost: $3,544,389) 99.8%		3,484,686

OTHER NET ASSETS 0.2%		7,249

NET ASSETS 100.0%		$3,491,935

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.8%)	5,312	$72,511
Equity Index Portfolio (40.7%)	5,836	336,575
International Portfolio (19.0%)	17,435	157,261
Mid-Cap Equity Index Portfolio (18.4%)	6,059	152,684
Money Market Portfolio (0.2%)	173	2,131
Small Cap Equity Index Portfolio (1.8%)	1,549	14,791
Small Cap Growth Portfolio (4.5%)	2,312	37,298
Small Cap Value Portfolio (5.6%)	2,808	46,028

TOTAL INVESTMENTS (Cost: $856,186) 99.0%		819,279

OTHER NET ASSETS 1.0%		7,898

NET ASSETS 100.0%		$827,177

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.2%)	3,292	$44,934
Equity Index Portfolio (36.8%)	3,496	201,591
International Portfolio (19.8%)	11,984	108,097
Mid-Cap Equity Index Portfolio (20.6%)	4,477	112,828
Money Market Portfolio (0.1%)	29	362
Small Cap Equity Index Portfolio (2.1%)	1,223	11,675
Small Cap Growth Portfolio (4.9%)	1,670	26,938
Small Cap Value Portfolio (6.3%)	2,097	34,375

TOTAL INVESTMENTS (Cost: $886,771) 98.8%		540,800

OTHER NET ASSETS 1.2%		6,312

NET ASSETS 100.0%		$547,112

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.7%)	169,798	$2,317,747
Equity Index Portfolio (26.1%)	39,145	2,257,497
International Portfolio (5.4%)	52,304	471,779
Mid-Cap Equity Index Portfolio (5.6%)	19,142	482,391
Mid-Term Bond Portfolio (36.1%)	309,261	3,129,723

TOTAL INVESTMENTS (Cost: $9,069,006) 99.9%		8,659,137

OTHER NET ASSETS 0.1%		5,272

NET ASSETS 100.0%		$8,664,409

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.4%)	315,383	$4,304,984
Equity Index Portfolio (36.5%)	121,719	7,019,543
International Portfolio (10.1%)	214,694	1,936,537
Mid-Cap Equity Index Portfolio (15.1%)	114,978	2,897,443
Mid-Term Bond Portfolio (15.9%)	300,960	3,045,713

TOTAL INVESTMENTS (Cost: $19,381,678) 100.0%		19,204,220

OTHER NET ASSETS 0.0% (2)		2,550

NET ASSETS 100.0%		$19,206,770

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (16.7%)	49,580	$676,766
Equity Index Portfolio (37.6%)	26,403	1,522,648
International Portfolio (14.4%)	64,446	581,299
Mid-Cap Equity Index Portfolio (20.3%)	32,523	819,570
Small Cap Growth Portfolio (5.2%)	13,136	211,891
Small Cap Value Portfolio (5.6%)	13,710	224,708

TOTAL INVESTMENTS (Cost: $3,964,067) 99.8%		4,036,882

OTHER NET ASSETS 0.2%		6,942

NET ASSETS 100.0%		$4,043,824

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (23.8%)
U.S. Treasury Bill	A-1+	0.76	07/12/22	$570,000	$569,868
U.S. Treasury Bill	A-1+	0.84	07/19/22	1,125,000	1,124,530
U.S. Treasury Bill	A-1+	0.85	07/05/22	300,000	299,972

					1,994,370

U.S. GOVERNMENT AGENCIES (30.0%)
FHLB	A-1+	0.81	07/11/22	325,000	324,927
FHLB	A-1+	0.83	07/19/22	330,000	329,864
FHLB	A-1+	0.84	07/08/22	600,000	599,902
FHLB	A-1+	1.62	08/19/22	500,000	498,897
FHLB	A-1+	1.71	09/01/22	360,000	358,823
FHLMC	A-1+	1.62	08/29/22	400,000	398,938

					2,511,351

COMMERCIAL PAPER (46.2%)
Apple, Inc.†	A-1+	1.55	08/02/22	325,000	324,552
Eli Lilly & Co.†	A-1+	0.88	07/01/22	325,000	325,000
Emerson Electric Co.†	A-1	1.83	08/23/22	325,000	324,129
J.P. Morgan Securities LLC	A-1	1.08	07/18/22	325,000	324,834
Johnson & Johnson†	A-1+	1.62	08/29/22	325,000	324,137
Nestle Capital Corp.†	A-1+	0.95	07/25/22	330,000	329,791
Novartis Financial Corp.†	A-1+	1.58	07/11/22	325,000	324,858
PepsiCo, Inc.†	A-1	1.75	08/23/22	325,000	324,163
Qualcomm, Inc.†	A-1	0.95	07/20/22	300,000	299,850
Toyota Motor Credit Corp.	A-1+	1.14	07/14/22	325,000	324,866
Unilever Capital Corp.†	A-1	0.97	07/18/22	325,000	324,851
Walmart, Inc.†	A-1+	0.93	07/11/22	325,000	324,916

					3,875,947

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,381,792) 100.0%					8,381,668

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.3%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$360,312	$360,312

TOTAL TEMPORARY CASH INVESTMENT (Cost: $360,312) 4.3%					360,312

TOTAL INVESTMENTS (Cost: $8,742,104) 104.3%					8,741,980

OTHER NET ASSETS -4.3%					(363,581)

NET ASSETS 100.0%					$8,378,399

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.8%)
U.S. Treasury Note	AA+	0.38	09/30/27	$450,000	$391,430
U.S. Treasury Note	AA+	0.50	04/30/27	700,000	619,555
U.S. Treasury Note	AA+	0.50	10/31/27	450,000	393,152
U.S. Treasury Note	AA+	0.63	11/30/27	500,000	439,063
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	165,812
U.S. Treasury Note	AA+	0.75	05/31/26	150,000	137,244
U.S. Treasury Note	AA+	0.88	06/30/26	100,000	91,801
U.S. Treasury Note	AA+	1.13	02/15/31	550,000	472,613
U.S. Treasury Note	AA+	1.50	08/15/26	625,000	586,963
U.S. Treasury Note	AA+	1.50	11/30/28	1,300,000	1,180,461
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	781,849
U.S. Treasury Note	AA+	1.63	09/30/26	380,000	358,462
U.S. Treasury Note	AA+	1.75	01/31/29	200,000	184,398
U.S. Treasury Note	AA+	2.00	05/31/24	685,000	672,611
U.S. Treasury Note	AA+	2.00	06/30/24	685,000	672,076
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	507,528
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	526,904
U.S. Treasury Note	AA+	2.50	01/31/24	125,000	124,062
U.S. Treasury Note	AA+	2.50	02/28/26	450,000	441,352

					8,747,336

U.S. GOVERNMENT AGENCIES (28.4%)
NON-MORTGAGE-BACKED OBLIGATIONS (28.4%)
FHLB	AA+	0.50	04/14/25	840,000	783,056
FHLMC	AA+	0.25	06/26/23	1,500,000	1,459,922
FHLMC	AA+	1.50	02/12/25	400,000	384,499
FNMA	AA+	0.50	06/17/25	1,500,000	1,391,415
FNMA	AA+	0.50	11/07/25	100,000	91,810
FNMA	AA+	0.63	04/22/25	400,000	374,042
FNMA	AA+	0.83	02/10/27	1,200,000	1,069,008

					5,553,752

CORPORATE DEBT (25.8%)
COMMUNICATION SERVICES (1.1%)
AT&T, Inc.	BBB	2.75	06/01/31	50,000	43,175
Comcast Corp.	A-	2.35	01/15/27	100,000	93,216
Verizon Communications, Inc.	BBB+	4.02	12/03/29	78,000	75,545

					211,936

CONSUMER DISCRETIONARY (3.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	40,000	35,590
AutoZone, Inc.	BBB	3.25	04/15/25	55,000	53,957
Best Buy Co., Inc.	BBB+	1.95	10/01/30	100,000	79,427
Booking Hldgs., Inc.	A-	3.65	03/15/25	40,000	39,932
Brunswick Corp.	BBB-	0.85	08/18/24	100,000	92,413
Dollar General Corp.	BBB	3.25	04/15/23	30,000	29,852
Genuine Parts Co.	BBB	1.75	02/01/25	75,000	70,663
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	55,270
Kohl’s Corp.	BBB-	3.25	02/01/23	20,000	19,906
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	35,116
Marriott International, Inc.	BBB	3.13	02/15/23	55,000	54,854
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	68,775

					635,755

CONSUMER STAPLES (1.2%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	100,000	94,909
Kellogg Co.	BBB	2.65	12/01/23	55,000	54,468

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER STAPLES (CONTINUED)
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	$80,000	$79,965

					229,342

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.25	09/15/24	100,000	102,014
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	35,000	33,396

					135,410

FINANCIALS (7.9%)
Aflac, Inc.	A-	1.13	03/15/26	45,000	40,600
Allstate Corp.	A-	0.75	12/15/25	100,000	89,993
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	55,343
Bank of America Corp.	A-	3.37	01/23/26	80,000	77,479
Brown & Brown, Inc.	BBB-	4.20	09/15/24	60,000	59,793
Capital One Financial Corp.	BBB	4.93	05/10/28	35,000	34,663
Citigroup, Inc.	BBB+	4.14	05/24/25	50,000	49,796
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	60,000	56,100
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	20,000	19,947
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	70,310
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	65,000	58,993
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	70,024
JPMorgan Chase & Co.	A-	1.47	09/22/27	60,000	52,624
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	40,000	39,921
Legg Mason, Inc.	A	3.95	07/15/24	55,000	55,283
Lincoln National Corp.	A-	4.00	09/01/23	55,000	55,287
Mercury General Corp.	BBB	4.40	03/15/27	85,000	83,036
Morgan Stanley	A-	3.13	01/23/23	70,000	69,976
Progressive Corp.	A	2.50	03/15/27	50,000	47,261
Prospect Capital Corp.	BBB-	4.95	07/15/22	70,000	70,037
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	55,248
Signet UK Finance PLC	BB-	4.70	06/15/24	55,000	53,075
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	55,036
Synchrony Financial	BBB-	3.70	08/04/26	40,000	37,036
Unum Group	BBB	4.00	03/15/24	95,000	94,976
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	53,244
Wells Fargo & Co.	BBB+	3.53	03/24/28	35,000	33,150

					1,538,231

HEALTH CARE (2.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	100,000	99,039
Aetna, Inc.	BBB	2.80	06/15/23	70,000	69,132
Baxter International, Inc.	BBB	1.92	02/01/27	100,000	89,553
CVS Health Corp.	BBB	3.38	08/12/24	15,000	14,908
CVS Health Corp.	BBB	3.88	07/20/25	40,000	39,748
Elevance Health, Inc.	A	2.88	09/15/29	70,000	63,064
Humana, Inc.	BBB+	3.85	10/01/24	70,000	69,902
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	100,000	87,425

					532,771

INDUSTRIALS (2.4%)
Boeing Co.	BBB-	4.88	05/01/25	70,000	69,742
Deere & Co.	A	2.75	04/15/25	35,000	34,234
General Dynamics Corp.	A-	3.25	04/01/25	35,000	34,709
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	55,000	55,088
Lennox International, Inc.	BBB	1.70	08/01/27	100,000	87,393
Stanley Black & Decker, Inc.	A	2.30	02/24/25	100,000	96,780
Verisk Analytics, Inc.	BBB	4.00	06/15/25	45,000	44,638

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INDUSTRIALS (CONTINUED)
Verisk Analytics, Inc.	BBB	4.13	09/12/22	$55,000	$55,095

					477,679

INFORMATION TECHNOLOGY (2.4%)
Apple, Inc.	AA+	2.05	09/11/26	100,000	94,151
Applied Materials, Inc.	A	3.90	10/01/25	100,000	100,624
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	24,820
Intel Corp.	A+	3.40	03/25/25	75,000	74,878
PayPal Hldgs., Inc.	A-	2.65	10/01/26	95,000	90,086
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	100,000	83,594

					468,153

MATERIALS (1.7%)
Ecolab, Inc.	A-	1.65	02/01/27	60,000	54,862
International Flavors & Fragrances, Inc.†	BBB	1.23	10/01/25	80,000	72,172
Nucor Corp.	A-	3.95	05/23/25	50,000	49,719
Packaging Corp. of America	BBB	3.65	09/15/24	100,000	99,547
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	54,974

					331,274

REAL ESTATE (1.5%)
Boston Properties LP	BBB+	3.25	01/30/31	100,000	85,770
Crown Castle International Corp.	BBB-	3.15	07/15/23	70,000	69,239
Duke Realty LP	BBB+	1.75	07/01/30	40,000	32,715
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	40,000	40,044
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	50,154
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	19,822

					297,744

UTILITIES (0.9%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	65,000	62,880
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	50,000	48,272
Southern Co.	BBB	3.25	07/01/26	70,000	66,984

					178,136

TOTAL CORPORATE DEBT					5,036,431

TOTAL LONG-TERM DEBT SECURITIES (Cost: $20,744,566) 99.0%					19,337,519

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				1,392	$8,199
Superior Energy Svcs., Inc.*				928	23,381	††
Valaris Ltd.*				245	10,349

					41,929

TOTAL COMMON STOCKS (Cost: $134,334) 0.2%					41,929

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		0.91	07/01/22	$74,367	$74,367

TOTAL TEMPORARY CASH INVESTMENT (Cost: $74,367) 0.4%					74,367

TOTAL INVESTMENTS (Cost: $20,953,267) 99.6%					19,453,815

OTHER NET ASSETS 0.4%					73,258

NET ASSETS 100.0%					$19,527,073

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (43.9%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$1,425,000	$991,933
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	759,945
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	180,049
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	495,892
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	187,786
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	279,715
U.S. Treasury Note	AA+	0.50	04/30/27	1,800,000	1,593,141
U.S. Treasury Note	AA+	0.63	03/31/27	350,000	312,443
U.S. Treasury Note	AA+	0.63	05/15/30	275,000	229,303
U.S. Treasury Note	AA+	1.13	08/31/28	150,000	133,494
U.S. Treasury Note	AA+	1.25	05/31/28	1,025,000	923,301
U.S. Treasury Note	AA+	1.25	06/30/28	550,000	494,764
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	314,371
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	951,440
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,493,590
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	1,021,027
U.S. Treasury Note	AA+	2.38	05/15/27	1,105,000	1,069,692
U.S. Treasury Note	AA+	2.63	04/15/25	200,000	197,828
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	1,017,446
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	825,247
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	85,176
U.S. Treasury Strip	AA+	0.00	08/15/26	420,000	370,922
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	347,762
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	336,995
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	147,899
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	137,934
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	128,804

					15,027,899

U.S. GOVERNMENT AGENCIES (32.8%)
MORTGAGE-BACKED OBLIGATIONS (32.8%)
FHLMC	AA+	2.00	11/01/50	84,952	74,060
FHLMC	AA+	2.00	02/01/51	178,764	156,349
FHLMC	AA+	2.50	12/01/27	13,845	13,425
FHLMC	AA+	2.50	06/01/35	27,417	26,245
FHLMC	AA+	2.50	10/01/49	67,304	61,037
FHLMC	AA+	2.50	11/01/50	265,818	240,793
FHLMC	AA+	2.50	04/01/51	189,839	171,045
FHLMC	AA+	2.50	10/01/51	118,766	107,007
FHLMC	AA+	3.00	02/01/32	31,896	31,791
FHLMC	AA+	3.00	11/01/42	6,896	6,380
FHLMC	AA+	3.00	03/01/43	20,912	19,976
FHLMC	AA+	3.00	04/01/43	18,778	17,946
FHLMC	AA+	3.00	04/01/43	118,032	112,845
FHLMC	AA+	3.00	04/01/43	123,262	117,313
FHLMC	AA+	3.00	09/15/43	6,151	6,136
FHLMC	AA+	3.00	04/15/45	5,084	5,076
FHLMC	AA+	3.00	09/01/46	47,185	44,680
FHLMC	AA+	3.00	09/01/46	29,500	28,389
FHLMC	AA+	3.00	11/01/46	9,605	8,886
FHLMC	AA+	3.00	05/01/49	56,768	53,020
FHLMC	AA+	3.00	11/01/49	42,129	39,348
FHLMC	AA+	3.00	11/01/49	52,060	48,926
FHLMC	AA+	3.50	02/01/35	36,379	36,380
FHLMC	AA+	3.50	02/01/36	21,111	21,060
FHLMC	AA+	3.50	11/01/39	44,263	43,278
FHLMC	AA+	3.50	01/01/41	33,439	32,902

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.50	06/01/43	$18,915	$18,499
FHLMC	AA+	3.50	01/01/44	121,894	119,786
FHLMC	AA+	3.50	11/01/45	32,458	31,880
FHLMC	AA+	3.50	08/01/47	68,441	66,983
FHLMC	AA+	3.50	12/01/47	25,337	24,773
FHLMC	AA+	3.50	03/01/52	497,522	479,462
FHLMC	AA+	4.00	02/01/25	16,266	16,441
FHLMC	AA+	4.00	05/01/25	14,007	14,157
FHLMC	AA+	4.00	01/01/38	25,574	26,449
FHLMC	AA+	4.00	01/15/40	100,000	98,373
FHLMC	AA+	4.00	10/01/44	30,350	30,565
FHLMC	AA+	4.00	05/01/47	13,660	13,692
FHLMC	AA+	4.00	04/01/52	239,440	237,653
FHLMC	AA+	4.50	08/15/35	14,985	15,372
FHLMC	AA+	4.50	05/01/48	20,608	20,950
FHLMC	AA+	4.50	05/01/48	10,465	10,646
FHLMC	AA+	5.00	02/01/26	13,310	13,598
FHLMC	AA+	5.00	09/01/47	374,435	383,008
FHLMC	AA+	5.00	06/01/52	98,068	100,351
FHLMC ARM	AA+	1.92	10/01/51	636,919	584,252
FHLMC Strip	AA+	3.00	06/15/42	97,836	94,057
FHLMC Strip	AA+	3.00	01/15/43	26,921	25,434
FHLMC Strip	AA+	3.50	10/15/47	13,201	12,781
FNMA	AA+	1.83	09/01/51	478,586	438,090
FNMA	AA+	2.00	11/01/35	173,997	162,619
FNMA	AA+	2.00	07/01/36	461,477	431,431
FNMA	AA+	2.00	10/01/50	87,507	76,345
FNMA	AA+	2.00	10/01/50	194,073	169,246
FNMA	AA+	2.50	02/01/33	19,717	18,106
FNMA	AA+	2.50	05/01/35	27,598	26,405
FNMA	AA+	2.50	10/01/35	113,425	109,351
FNMA	AA+	2.50	05/01/46	92,221	83,620
FNMA	AA+	2.50	10/01/50	82,559	74,473
FNMA	AA+	2.50	01/01/51	603,371	547,576
FNMA	AA+	2.50	04/01/51	178,235	160,590
FNMA	AA+	2.50	04/01/51	180,474	162,772
FNMA	AA+	2.50	08/01/51	294,648	266,528
FNMA	AA+	2.50	08/01/51	274,053	247,004
FNMA	AA+	2.50	12/01/51	680,711	613,313
FNMA	AA+	3.00	09/01/33	23,398	22,981
FNMA	AA+	3.00	03/01/36	19,613	19,262
FNMA	AA+	3.00	04/25/42	11,990	11,964
FNMA	AA+	3.00	12/01/42	5,827	5,391
FNMA	AA+	3.00	02/01/45	18,469	17,593
FNMA	AA+	3.00	03/01/45	3,189	2,952
FNMA	AA+	3.00	01/01/47	11,746	10,872
FNMA	AA+	3.00	12/01/47	8,503	7,970
FNMA	AA+	3.00	03/01/50	94,552	88,329
FNMA	AA+	3.00	09/01/50	285,827	266,996
FNMA	AA+	3.00	01/01/52	297,649	277,777
FNMA	AA+	3.50	07/01/34	24,557	24,569
FNMA	AA+	3.50	10/01/34	23,564	23,564
FNMA	AA+	3.50	01/01/43	10,149	9,926
FNMA	AA+	3.50	08/01/43	39,829	39,002
FNMA	AA+	3.50	08/01/43	18,674	18,352

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.50	08/01/44	$28,677	$27,480
FNMA	AA+	3.50	04/01/45	64,206	62,401
FNMA	AA+	3.50	05/01/45	42,692	41,893
FNMA	AA+	3.50	10/01/45	56,175	54,669
FNMA	AA+	3.50	02/01/46	40,281	39,388
FNMA	AA+	3.50	02/01/46	15,989	15,612
FNMA	AA+	3.50	09/01/47	64,217	62,800
FNMA	AA+	3.50	11/01/47	115,344	112,752
FNMA	AA+	3.50	04/01/48	5,520	5,310
FNMA	AA+	3.50	02/01/50	26,965	26,206
FNMA	AA+	4.00	01/01/31	36,172	36,781
FNMA	AA+	4.00	10/01/36	11,778	11,976
FNMA	AA+	4.00	05/01/43	62,245	62,950
FNMA	AA+	4.00	01/01/44	88,811	89,825
FNMA	AA+	4.00	11/01/45	17,429	17,467
FNMA	AA+	4.00	02/01/47	24,776	24,946
FNMA	AA+	4.00	04/01/49	159,082	159,220
FNMA	AA+	4.00	03/01/50	86,468	85,788
FNMA	AA+	4.00	07/01/56	19,354	19,348
FNMA	AA+	4.50	05/01/30	86,955	88,023
FNMA	AA+	4.50	12/01/39	41,531	42,688
FNMA	AA+	4.50	07/01/40	65,873	65,906
FNMA	AA+	4.50	07/01/42	82,297	84,931
FNMA	AA+	4.50	04/01/44	17,490	17,916
FNMA	AA+	4.50	11/01/47	19,697	20,331
FNMA	AA+	4.50	11/01/47	21,614	22,173
FNMA	AA+	4.50	11/01/47	24,354	24,730
FNMA	AA+	4.50	02/01/49	14,727	14,876
FNMA	AA+	4.50	05/01/50	168,681	169,928
FNMA	AA+	5.00	10/01/25	24,100	24,621
FNMA	AA+	5.00	08/01/37	45,237	47,565
FNMA	AA+	5.00	05/01/52	233,492	238,962
FNMA	AA+	5.00	06/01/52	299,855	306,686
FNMA	AA+	5.50	09/01/25	22,608	23,483
FNMA	AA+	5.50	05/01/38	49,180	52,711
FNMA	AA+	6.00	03/01/36	10,259	10,834
FNMA	AA+	6.00	04/01/37	8,850	9,210
FNMA	AA+	6.00	12/01/37	17,777	19,317
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	26,632	25,383
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	16,128	15,762
GNMA (3)	AA+	3.00	07/16/36	34,323	32,651
GNMA (3)	AA+	3.00	01/15/46	52,878	50,201
GNMA (3)	AA+	3.00	03/15/46	67,867	64,439
GNMA (3)	AA+	3.00	07/15/46	85,163	80,848
GNMA (3)	AA+	3.00	02/20/47	23,339	22,040
GNMA (3)	AA+	3.50	02/20/42	9,733	9,401
GNMA (3)	AA+	3.50	07/15/42	23,051	23,030
GNMA (3)	AA+	3.50	03/20/45	24,432	23,939
GNMA (3)	AA+	3.50	05/20/45	27,961	27,580
GNMA (3)	AA+	4.00	04/15/24	28,275	28,888
GNMA (3)	AA+	4.00	01/20/41	17,217	17,356
GNMA (3)	AA+	4.00	08/15/41	14,112	14,461
GNMA (3)	AA+	4.00	12/15/41	19,688	19,965
GNMA (3)	AA+	4.00	08/20/42	8,738	8,905
GNMA (3)	AA+	4.50	10/15/40	32,404	34,393

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	5.00	06/20/39	$12,680	$13,220
GNMA (3)	AA+	5.50	01/15/36	56,488	59,131

					11,211,720

CORPORATE DEBT (22.4%)
COMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB	2.75	06/01/31	85,000	73,398
Comcast Corp.	A-	3.40	04/01/30	160,000	150,125
Verizon Communications, Inc.	BBB+	4.02	12/03/29	60,000	58,111

					281,634

CONSUMER DISCRETIONARY (3.7%)
Amazon.com, Inc.	AA	1.20	06/03/27	80,000	71,180
Amazon.com, Inc.	AA	5.20	12/03/25	105,000	110,168
AutoZone, Inc.	BBB	3.25	04/15/25	115,000	112,819
AutoZone, Inc.	BBB	3.75	04/18/29	35,000	33,066
Best Buy Co., Inc.	BBB+	1.95	10/01/30	150,000	119,140
Brinker International, Inc.	B	3.88	05/15/23	85,000	83,718
Brunswick Corp.	BBB-	2.40	08/18/31	160,000	118,401
Dick’s Sporting Goods, Inc.	BBB	3.15	01/15/32	85,000	67,157
Dollar General Corp.	BBB	3.25	04/15/23	85,000	84,582
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	105,515
Kohl’s Corp.	BBB-	3.25	02/01/23	40,000	39,812
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	30,099
Marriott International, Inc.	BBB	3.13	02/15/23	65,000	64,828
Mattel, Inc.	BB-	3.15	03/15/23	40,000	39,400
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	70,000	70,083
Travel + Leisure Co.	BB-	3.90	03/01/23	85,000	83,571
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	39,734

					1,273,273

CONSUMER STAPLES (0.6%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	60,000	49,523
Hormel Foods Corp.	A	1.80	06/11/30	60,000	50,306
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	40,408
Sysco Corp.	BBB	3.75	10/01/25	75,000	74,385

					214,622

ENERGY (0.6%)
Devon Energy Corp.	BBB	5.85	12/15/25	50,000	52,043
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	105,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	60,000	57,251

					214,506

FINANCIALS (6.4%)
Aflac, Inc.	A-	1.13	03/15/26	85,000	76,688
Allstate Corp.	A-	0.75	12/15/25	175,000	157,488
American Express Co.	BBB	3.63	12/05/24	105,000	104,387
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	103,575
Bank of America Corp.	A-	3.37	01/23/26	60,000	58,109
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	103,562
Block Financial LLC	BBB	5.25	10/01/25	65,000	66,096
Capital One Financial Corp.	BBB	4.93	05/10/28	60,000	59,423
Citigroup, Inc.	BBB+	3.79	03/17/33	105,000	94,604
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	103,534
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	75,000	74,801

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Fifth Third Bancorp	BBB	4.30	01/16/24	$105,000	$105,464
JPMorgan Chase & Co.	A-	1.47	09/22/27	75,000	65,780
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	105,000	104,794
Kemper Corp.	BBB	3.80	02/23/32	85,000	75,104
Kemper Corp.	BBB	4.35	02/15/25	40,000	39,848
Lincoln National Corp.	A-	4.00	09/01/23	85,000	85,444
Mercury General Corp.	BBB	4.40	03/15/27	65,000	63,498
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	102,044
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	20,172
Signet UK Finance PLC	BB-	4.70	06/15/24	105,000	101,325
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	30,020
Synchrony Financial	BBB-	3.70	08/04/26	55,000	50,924
Unum Group	BBB	4.00	03/15/24	155,000	154,961
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	101,648
Wells Fargo & Co.	BBB+	3.53	03/24/28	60,000	56,829
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	20,145

					2,180,267

HEALTH CARE (3.0%)
AbbVie, Inc.	BBB+	4.25	11/14/28	160,000	158,463
Baxter International, Inc.	BBB	2.54	02/01/32	55,000	46,429
Biogen, Inc.	BBB+	4.05	09/15/25	50,000	49,485
CVS Health Corp.	BBB	3.75	04/01/30	175,000	163,688
Elevance Health, Inc.	A	2.88	09/15/29	135,000	121,623
Elevance Health, Inc.	A	3.30	01/15/23	75,000	75,102
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	39,729
Humana, Inc.	BBB+	3.85	10/01/24	65,000	64,909
Merck & Co., Inc.	A+	2.15	12/10/31	130,000	111,824
Owens & Minor, Inc.	BB-	4.38	12/15/24	60,000	58,529
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	14,768
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	160,000	134,142

					1,038,691

INDUSTRIALS (1.6%)
Boeing Co.	BBB-	4.88	05/01/25	90,000	89,668
Deere & Co.	A	2.75	04/15/25	125,000	122,265
General Dynamics Corp.	A-	3.25	04/01/25	65,000	64,460
Hexcel Corp.	BB+	4.95	08/15/25	80,000	78,141
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	173,592

					528,126

INFORMATION TECHNOLOGY (3.1%)
Apple, Inc.	AA+	2.05	09/11/26	140,000	131,811
Applied Materials, Inc.	A	3.90	10/01/25	205,000	206,280
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	19,882
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	25,094
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	84,388
Intel Corp.	A+	3.40	03/25/25	100,000	99,837
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	106,336
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	19,909
PayPal Hldgs., Inc.	A-	2.65	10/01/26	175,000	165,947
QUALCOMM, Inc.	A	4.25	05/20/32	35,000	35,630
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	175,000	146,290

					1,041,404

MATERIALS (1.2%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	85,000	75,393

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. — BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
MATERIALS (CONTINUED)
Eagle Materials, Inc.	BBB	2.50	07/01/31	$163,000	$128,737
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	104,011
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	84,959
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	19,916

					413,016

REAL ESTATE (1.0%)
Boston Properties LP	BBB+	3.25	01/30/31	150,000	128,656
Duke Realty LP	BBB+	1.75	07/01/30	70,000	57,252
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	78,691
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	85,093

					349,692

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	40,494
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	95,000	91,716

					132,210

TOTAL CORPORATE DEBT					7,667,441

TOTAL LONG-TERM DEBT SECURITIES (Cost: $37,723,145) 99.1%					33,907,060

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				2,262	$13,323
Superior Energy Svcs., Inc.*				1,470	37,037	††
Valaris Ltd.*				380	16,052

					66,412

TOTAL COMMON STOCKS (Cost: $212,509) 0.2%					66,412

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
JP Morgan Chase, New York Time Deposit		0.91	07/01/22	$161,650	$161,650

TOTAL TEMPORARY CASH INVESTMENT (Cost: $161,650) 0.5%					161,650

TOTAL INVESTMENTS (Cost: $38,097,304) 99.8%					34,135,122

OTHER NET ASSETS 0.2%					64,092

NET ASSETS 100.0%					$34,199,214

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2022 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$3,226,247	38.5%
INTERNATIONAL PORTFOLIO	$173,774	1.3%
MID-TERM BOND PORTFOLIO	$92,119	0.5%
BOND PORTFOLIO	$74,801	0.2%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Portfolios as of June 30, 2022, was as follows:

Portfolio	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX PORTFOLIO	5	E-mini S&P 500 Stock Index	P	September 2022	$947,375	$(27,663)	1.0%
MID-CAP EQUITY INDEX PORTFOLIO	3	E-mini S&P MidCap 400 Stock Index	P	September 2022	$680,400	$(39,435)	1.5%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
ASSETS
Investments at fair value

(Cost:  Equity Index Portfolio — $91,984,452

All America Portfolio — $13,339,742

Small Cap Value Portfolio — $11,691,528

Small Cap Growth Portfolio — $11,396,148

Small Cap Equity Index Portfolio — $7,219,738

Mid Cap Value Portfolio — $5,040,623

Mid-Cap Equity Index Portfolio — $47,489,705

International Portfolio — $15,440,912

Retirement Income Portfolio — $5,149,129

2015 Retirement Portfolio — $5,498,073

2020 Retirement Portfolio — $14,542,785

2025 Retirement Portfolio — $22,266,553

2030 Retirement Portfolio — $14,166,744)

(Notes 1 and 3)	$99,462,370	$14,267,120	$10,315,438	$10,402,502	$6,484,456
Cash	636	10,405	188	160	—
Interest and dividends receivable	77,044	11,333	8,881	5,368	7,597
Receivable for securities sold	13,995	4,739	52	60,346	6,970
Shareholder subscriptions receivable	39,790	352	6,793	6,331	1,974
Due from the Adviser	63,478	21,139	17,189	17,018	27,581

TOTAL ASSETS	99,657,313	14,315,088	10,348,541	10,491,725	6,528,578

LIABILITIES
Due to custodian bank	—	—	—	—	1,992
Payable for securities purchased	402	6,502	—	35,999	—
Payable for daily variation on future contracts	7,937	—	—	—	—
Shareholder redemptions payable	55,850	181	2,375	2,378	3,561
Payable to the Adviser	6,320	4,857	6,623	6,717	414
Accrued expenses	124,355	39,780	24,085	25,883	32,165

TOTAL LIABILITIES:	194,864	51,320	33,083	70,977	38,132

NET ASSETS	$99,462,449	$14,263,768	$10,315,458	$10,420,748	$6,490,446

NUMBER OF SHARES OUTSTANDING (Note 4)	1,724,717	500,011	629,464	646,139	679,686

NET ASSET VALUES, offering and redemption price per share	$57.67	$28.53	$16.39	$16.13	$9.55

COMPONENTS OF NET ASSETS
Paid-in capital	$86,025,623	$12,287,697	$10,261,202	$9,598,541	$7,030,941
Total Distributable Earnings (Loss) (Notes 1 and 5)	13,436,826	1,976,071	54,256	822,207	(540,495)

NET ASSETS	$99,462,449	$14,263,768	$10,315,458	$10,420,748	$6,490,446

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Insurance Portfolios.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$4,713,220	$46,652,711	$12,867,088	$4,832,868	(a)	$5,369,798	(a)	$14,306,133	(a)	$22,142,682	(a)	$14,066,777	(a)
107	340	404	100		100		100		100		100
3,371	53,254	75,773	—		—		—		—		—
—	—	247,115	—		—		—		—		—
4,365	11,909	16,291	—		—		—		—		—
21,119	30,492	6,966	34,501		35,392		48,431		66,315		50,722

4,742,182	46,748,706	13,213,637	4,867,469		5,405,290		14,354,664		22,209,097		14,117,599

—	—	52	—		—		—		—		—
—	26,544	—	—		—		—		—		—
—	6,690	—	—		—		—		—		—
—	16,632	22,568	—		—		—		—		—
2,211	3,003	845	199		223		601		926		596
23,736	64,450	14,858	28,054		29,035		45,508		61,108		44,240

25,947	117,319	38,323	28,253		29,258		46,109		62,034		44,836

$4,716,235	$46,631,387	$13,175,314	$4,839,216		$5,376,032		$14,308,555		$22,147,063		$14,072,763

244,072	1,850,281	1,460,738	391,768		495,911		1,098,869		1,525,269		903,515

$19.32	$25.20	$9.02	$12.35		$10.84		$13.02		$14.52		$15.58

$4,772,987	$43,502,240	$13,645,015	$5,023,661		$5,232,141		$13,712,856		$21,460,848		$14,076,638
(56,752)	3,129,147	(469,701)	(184,445)		143,891		595,699		686,215		(3,875)

$4,716,235	$46,631,387	$13,175,314	$4,839,216		$5,376,032		$14,308,555		$22,147,063		$14,072,763

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2022 (Unaudited)

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
ASSETS
Investments at fair value

(Cost:  2035 Retirement Portfolio — $7,685,555

2040 Retirement Portfolio — $6,675,069

2045 Retirement Portfolio — $3,516,924

2050 Retirement Portfolio — $3,544,389

2055 Retirement Portfolio — $856,186

2060 Retirement Portfolio — $886,771

Conservative Allocation Portfolio — $9,069,006

Moderate Allocation Portfolio — $19,381,678

Aggressive Allocation Portfolio — $3,964,067

Money Market Portfolio — $8,742,104

Mid-Term Bond Portfolio — $20,953,267

Bond Portfolio — $38,097,304)

(Notes 1 and 3)	$7,595,603	(a)	$6,472,828	(a)	$3,508,614	(a)	$3,484,686	(a)	$819,279	(a)
Cash	100		100		100		100		100
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Due from the Adviser	40,217		39,114		34,233		34,148		30,032

TOTAL ASSETS	7,635,920		6,512,042		3,542,947		3,518,934		849,411

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Payable for daily variation on future contracts	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Payable to the Adviser	323		272		152		146		35
Accrued expenses	33,929		32,658		26,927		26,853		22,199

TOTAL LIABILITIES	34,252		32,930		27,079		26,999		22,234

NET ASSETS	$7,601,668		$6,479,112		$3,515,868		$3,491,935		$827,177

NUMBER OF SHARES OUTSTANDING (Note 4)	472,136		401,515		219,996		178,832		55,596

NET ASSET VALUES, offering and redemption price per share	$16.10		$16.14		$15.98		$19.53		$14.88

COMPONENTS OF NET ASSETS
Paid-in capital	$7,366,607		$6,129,700		$3,406,161		$3,292,305		$876,526
Total Distributable Earnings (Loss) (Notes 1 and 5)	235,061		349,412		109,707		199,630		(49,349)

NET ASSETS	$7,601,668		$6,479,112		$3,515,868		$3,491,935		$827,177

(a)	The Retirement and Allocation Portfolios are invested in affiliated investment companies of Mutual of America Variable Insurance Portfolios.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$540,800	(a)	$8,659,137	(a)	$19,204,220	(a)	$4,036,882	(a)	$8,741,980	$19,453,815	$34,135,122
100		100		100		100		85	20	82
—		—		—		—		—	80,903	163,862
—		—		—		—		—	—	20,273
—		—		—		—		2,284	8,604	25,148
27,521		39,096		57,390		33,918		27,726	41,594	64,098

568,421		8,698,333		19,261,710		4,070,900		8,772,075	19,584,936	34,408,585

—		—		—		—		—	—	—
—		—		—		—		358,929	—	99,778
—		—		—		—		—	—	—
—		—		—		—		2,387	72	13,146
24		—		—		—		1,027	6,442	10,968
21,285		33,924		54,940		27,076		31,333	51,349	85,479

21,309		33,924		54,940		27,076		393,676	57,863	209,371

$547,112		$8,664,409		$19,206,770		$4,043,824		$8,378,399	$19,527,073	$34,199,214

43,978		658,281		1,143,142		210,817		679,956	1,929,652	2,506,282

$12.44		$13.16		$16.80		$19.18		$12.3220	$10.12	$13.65

$608,411		$8,552,639		$17,969,603		$3,782,378		$8,371,886	$20,783,320	$37,660,152
(61,299)		111,770		1,237,167		261,446		6,513	(1,256,247)	(3,460,938)

$547,112		$8,664,409		$19,206,770		$4,043,824		$8,378,399	$19,527,073	$34,199,214

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$849,008	$122,010	$100,276	$37,582	$52,117
Non-cash dividends	—	—	—	—	—
Interest	1,437	114	319	307	5

Total investment income	850,445	122,124	100,595	37,889	52,122

EXPENSES
Investment advisory fees (Note 2)	41,620	32,270	42,373	46,323	2,710

Other operating expenses
Accounting and recordkeeping expenses	234,260	57,009	44,350	51,430	38,986
Shareholders reports	4,700	7,201	2,589	2,797	4,607
Custodian expenses	18,000	9,894	1,015	5,514	11,031
Independent directors’ fees and expenses	2,778	404	282	321	186
Professional fees	16,450	15,468	15,468	15,468	16,520
Legal and Compliance	42,110	9,080	5,219	7,100	4,016
Administrative	62,159	8,927	5,994	6,835	4,089
Licenses	10,641	1,528	—	—	700
Fees and registration	28,001	5,806	4,085	5,721	2,887

Total operating expenses	419,099	115,317	79,002	95,186	83,022

Total expenses before reimbursement	460,719	147,587	121,375	141,509	85,732
Fee waiver and expense reimbursement (Note 2)	(383,029)	(105,636)	(75,612)	(91,480)	(80,313)

Net expenses	77,690	41,951	45,763	50,029	5,419

Net Investment Income (Loss)	772,755	80,173	54,832	(12,140)	46,703

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	1,145,796	137,291	231,081	(175,769)	168,232
Futures contracts (Note 1)	(188,407)	—	—	—	—
Foreign currency translation	—	—	—	—	—

	957,389	137,291	231,081	(175,769)	168,232

Change in net unrealized appreciation (depreciation) of:
Investment securities	(26,419,007)	(3,804,534)	(1,997,968)	(4,356,582)	(1,716,593)
Futures contracts (Note 1)	(52,338)	—	—	—	—
Foreign currency translation	—	—	—	—	—

	(26,471,345)	(3,804,534)	(1,997,968)	(4,356,582)	(1,716,593)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(25,513,956)	(3,667,243)	(1,766,887)	(4,532,351)	(1,548,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,741,201)	$(3,587,070)	$(1,712,055)	$(4,544,491)	$(1,501,658)

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.
(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses (see Note 2). The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.
(d)

The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and derive unrealized gains and losses entirely from these affiliated Portfolios.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio		2030 Retirement Portfolio

$49,846	$413,303	$372,971	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
—	—	22,868	—		—		—		—		—
187	990	727	—		—		—		—		—

50,033	414,293	396,566	—		—		—		—		—

13,118	19,827	5,430	1,276	(b)	1,479	(b)	3,837	(b)	5,965	(b)	3,845	(b)

31,430	126,800	26,417	24,002	(b)	24,145	(b)	24,259	(b)	24,406	(b)	24,243	(b)
2,553	4,090	2,080	2,028	(b)	1,979	(b)	1,979	(b)	1,966	(b)	1,981	(b)
2,862	18,383	7,550	3,071	(b)	3,606	(b)	5,057	(b)	5,439	(b)	7,195	(b)
115	1,329	356	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
15,292	16,450	16,310	13,321	(b)	13,251	(b)	13,251	(b)	13,251	(b)	14,035	(b)
2,204	23,558	3,278	147	(b)	361	(b)	1,078	(b)	1,245	(b)	674	(b)
2,658	29,107	7,814	2,735	(b)	3,191	(b)	8,346	(b)	12,756	(b)	8,191	(b)
—	4,983	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
1,321	17,370	3,443	1,007	(b)	817	(b)	2,586	(b)	4,101	(b)	2,873	(b)

58,435	242,070	67,248	46,311		47,350		56,556		63,164		59,192

71,553	261,897	72,678	47,587		48,829		60,393		69,129		63,037
(56,050)	(224,888)	(63,266)	(45,546)		(46,759)		(54,254)		(61,971)		(58,422)

15,503	37,009	9,412	2,041		2,070		6,139		7,158		4,615

34,530	377,284	387,154	(2,041)		(2,070)		(6,139)		(7,158)		(4,615)

738	580,161	14,643	(175,741	)(c)	7,253	(c)	59,741	(c)	90,981	(c)	106,701	(c)
—	(100,594)	—	—		—		—		—		—
—	—	(8,665)	—		—		—		—		—

738	479,567	5,978	(175,741)		7,253		59,741		90,981		106,701

(765,646)	(12,199,623)	(2,816,188)	(393,905	)(d)	(732,346	)(d)	(2,178,236	)(d)	(3,842,345	)(d)	(2,801,207	)(d)

—	(68,077)	—	—		—		—		—		—

—	—	(1,882)	—		—		—		—		—

(765,646)	(12,267,700)	(2,818,070)	(393,905)		(732,346)		(2,178,236)		(3,842,345)		(2,801,207)

(764,908)	(11,788,133)	(2,812,092)	(569,646)		(725,093)		(2,118,495)		(3,751,364)		(2,694,506)

$(730,378)	$(11,410,849)	$(2,424,938)	$(571,687)		$(727,163)		$(2,124,634)		$(3,758,522)		$(2,699,121)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2022 (Unaudited)

	2035 Retirement Portfolio		2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Interest	—		—		—		—		—

Total investment income	—		—		—		—		—

EXPENSES
Investment advisory fees (Note 2)	2,033	(b)	1,692	(b)	962	(b)	954	(b)	217	(b)

Other operating expenses
Accounting and recordkeeping expenses	24,115	(b)	24,107	(b)	24,040	(b)	24,040	(b)	23,988	(b)
Shareholders reports	1,981	(b)	1,948	(b)	1,948	(b)	1,948	(b)	1,927	(b)
Custodian expenses	4,322	(b)	4,293	(b)	4,286	(b)	4,221	(b)	4,119	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Professional fees	13,251	(b)	13,251	(b)	13,251	(b)	13,251	(b)	13,251	(b)
Legal and Compliance	391	(b)	265	(b)	209	(b)	220	(b)	33	(b)
Administrative	4,472	(b)	3,829	(b)	2,129	(b)	2,146	(b)	489	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Fees and registration	1,394	(b)	1,304	(b)	1,339	(b)	1,290	(b)	1,111	(b)

Total operating expenses	49,926		48,997		47,202		47,116		44,918

Total expenses before reimbursement	51,959		50,689		48,164		48,070		45,135
Fee waiver and expense reimbursement (Note 2)	(49,113)		(48,319)		(46,817)		(46,734)		(44,658)

Net expenses	2,846		2,370		1,347		1,336		477

Net Investment Income (Loss)	(2,846)		(2,370)		(1,347)		(1,336)		(477)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	59,187	(c)	350,195	(c)	11,612	(c)	37,399	(c)	5,868	(c)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translation	—		—		—		—		—

	59,187		350,195		11,612		37,399		5,868

Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,580,350	)(d)	(1,695,354	)(d)	(778,699	)(d)	(797,267	)(d)	(179,479	)(d)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translation	—		—		—		—		—

	(1,580,350)		(1,695,354)		(778,699)		(797,267)		(179,479)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(1,521,163)		(1,345,159)		(767,087)		(759,868)		(173,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,524,009)		$(1,347,529)		$(768,434)		$(761,204)		$(174,088)

(a)	The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and receive dividend income entirely from these affiliated Portfolios.
(b)

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Portfolios were charged directly to those Portfolios, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses (see Note 2). The Retirement and Allocation Portfolios will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Portfolios in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Portfolios result from the disposition of shares of the underlying Portfolios.
(d)

The Retirement and Allocation Portfolios are invested in affiliated Portfolios of Mutual of America Variable Insurance Portfolios and derive unrealized gains and losses entirely from these affiliated Portfolios.

The accompanying notes are an integral part of these financial statements.

2060 Retirement Portfolio		Conservative Allocation Portfolio		Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio

$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		15,257	143,495	342,431

—		—		—		—		15,257	143,495	342,431

178	(b)	—	(b)	—	(b)	—	(b)	6,094	40,248	69,518

23,925	(b)	24,087	(b)	24,312	(b)	23,999	(b)	38,181	62,271	94,375
1,948	(b)	1,957	(b)	1,921	(b)	1,869	(b)	2,561	3,616	6,650
4,098	(b)	3,424	(b)	5,290	(b)	3,986	(b)	1,299	890	1,729
—	(b)	—	(b)	—	(b)	—	(b)	192	481	847
13,251	(b)	13,321	(b)	13,321	(b)	13,321	(b)	14,374	16,900	17,954
27	(b)	641	(b)	1,389	(b)	239	(b)	3,726	5,037	9,086
427	(b)	5,110	(b)	11,457	(b)	2,503	(b)	4,189	10,425	18,600
—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
1,097	(b)	1,099	(b)	3,336	(b)	969	(b)	3,071	5,629	9,981

44,773		49,639		61,026		46,886		67,593	105,249	159,222

44,951		49,639		61,026		46,886		73,687	145,497	228,740
(44,773)		(48,682)		(58,889)		(46,433)		(65,562)	(100,218)	(148,527)

178		957		2,137		453		8,125	45,279	80,213

(178)		(957)		(2,137)		(453)		7,132	98,216	262,218

284,035	(c)	595	(c)	171,839	(c)	41,165	(c)	(17)	(3,098)	(218,319)
—		—		—		—		—	—	—
—		—		—		—		—	—	—

284,035		595		171,839		41,165		(17)	(3,098)	(218,319)

(430,227	)(d)	(1,264,402	)(d)	(3,728,251	)(d)	(932,305	)(d)	(124)	(1,362,560)	(3,662,444)
—		—		—		—		—	—	—
—		—		—		—		—	—	—

(430,227)		(1,264,402)		(3,728,251)		(932,305)		(124)	(1,362,560)	(3,662,444)

(146,192)		(1,263,807)		(3,556,412)		(891,140)		(141)	(1,365,658)	(3,880,763)

$(146,370)		$(1,264,764)		$(3,558,549)		$(891,593)		$6,991	$(1,267,442)	$(3,618,545)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Portfolio		All America Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$772,755	$1,418,946	$80,173	$148,225
Net realized gain (loss) on investments and futures contracts	957,389	3,361,944	137,291	1,035,360
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(26,471,345)	22,417,432	(3,804,534)	2,756,871

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,741,201)	27,198,322	(3,587,070)	3,940,456

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(1,402,613)	—	(148,887)

Total distributions	—	(1,402,613)	—	(148,887)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	9,568,341	19,837,370	403,990	1,054,449
Dividends reinvested	—	1,402,613	—	148,887
Cost of shares redeemed	(9,247,077)	(20,998,987)	(470,167)	(1,776,509)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	321,264	240,996	(66,177)	(573,173)

INCREASE (DECREASE) IN NET ASSETS	(24,419,937)	26,036,705	(3,653,247)	3,218,396
NET ASSETS, BEGINNING OF PERIOD	123,882,386	97,845,681	17,917,015	14,698,619

NET ASSETS, END OF PERIOD	$99,462,449	$123,882,386	$14,263,768	$17,917,015

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	1,720,549	1,724,876	502,377	519,203

Shares sold	144,706	303,659	12,127	32,565
Shares issued as reinvestment of dividends	—	21,417	—	4,522
Shares redeemed	(140,538)	(329,403)	(14,493)	(53,913)

Net Increase (decrease)	4,168	(4,327)	(2,366)	(16,826)

Shares outstanding at the end of period	1,724,717	1,720,549	500,011	502,377

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio		Small Cap Growth Portfolio		Small Cap Equity Index Portfolio		Mid Cap Value Portfolio
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$54,832	$117,084	$(12,140)	$(41,567)	$46,703	$95,614	$34,530	$41,691
231,081	2,112,110	(175,769)	2,259,640	168,232	902,131	738	291,238
(1,997,968)	181,992	(4,356,582)	(729,349)	(1,716,593)	353,031	(765,646)	354,635

(1,712,055)	2,411,186	(4,544,491)	1,488,724	(1,501,658)	1,350,776	(730,378)	687,564

—	(103,700)	—	(12,666)	—	(1,089,375)	—	(26,563)

—	(103,700)	—	(12,666)	—	(1,089,375)	—	(26,563)

1,213,346	10,206,876	366,322	2,837,004	1,062,960	4,462,368	1,831,425	2,551,128
—	103,700	—	12,666	—	1,089,375	—	26,563
(1,122,082)	(8,324,752)	(1,016,567)	(3,807,640)	(657,955)	(2,516,744)	(317,211)	(1,112,530)

91,264	1,985,824	(650,245)	(957,970)	405,005	3,034,999	1,514,214	1,465,161

(1,620,791)	4,293,310	(5,194,736)	518,088	(1,096,653)	3,296,400	783,836	2,126,162
11,936,249	7,642,939	15,615,484	15,097,396	7,587,099	4,290,699	3,932,399	1,806,237

$10,315,458	$11,936,249	$10,420,748	$15,615,484	$6,490,446	$7,587,099	$4,716,235	$3,932,399

626,045	525,025	676,788	720,986	643,592	394,084	175,973	107,166

65,437	556,861	19,004	124,236	96,125	348,743	83,143	122,133
—	5,810	—	562	—	94,480	—	1,289
(62,018)	(461,651)	(49,653)	(168,996)	(60,031)	(193,715)	(15,044)	(54,615)

3,419	101,020	(30,649)	(44,198)	36,094	249,508	68,099	68,807

629,464	626,045	646,139	676,788	679,686	643,592	244,072	175,973

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Equity Index Portfolio		International Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$377,284	$712,582	$387,154	$344,443
Net realized gain (loss) on investments and futures contracts	479,567	4,961,423	5,978	1,881,447
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(12,267,700)	6,175,729	(2,818,070)	(858,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,410,849)	11,849,734	(2,424,938)	1,367,673

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(577,063)	—	(220,053)

Total distributions	—	(577,063)	—	(220,053)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	1,723,562	8,621,708	1,254,375	3,457,019
Dividends reinvested	—	577,063	—	220,055
Cost of shares redeemed	(3,106,615)	(10,878,698)	(1,061,254)	(2,228,484)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(1,383,053)	(1,679,927)	193,121	1,448,590

INCREASE (DECREASE) IN NET ASSETS	(12,793,902)	9,592,744	(2,231,817)	2,596,210
NET ASSETS, BEGINNING OF PERIOD	59,425,289	49,832,545	15,407,131	12,810,921

NET ASSETS, END OF PERIOD	$46,631,387	$59,425,289	$13,175,314	$15,407,131

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	1,898,109	1,961,739	1,441,403	1,304,758

Shares sold	59,832	291,681	124,710	328,325
Shares issued as reinvestment of dividends	—	19,655	—	21,261
Shares redeemed	(107,660)	(374,966)	(105,375)	(212,941)

Net Increase (decrease)	(47,828)	(63,630)	19,335	136,645

Shares outstanding at the end of period	1,850,281	1,898,109	1,460,738	1,441,403

The accompanying notes are an integral part of these financial statements.

Retirement Income Portfolio		2015 Retirement Portfolio		2020 Retirement Portfolio		2025 Retirement Portfolio
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$(2,041)	$54,958	$(2,070)	$70,513	$(6,139)	$185,200	$(7,158)	$278,450
(175,741)	256,550	7,253	204,286	59,741	692,759	90,981	607,395
(393,905)	(80,567)	(732,346)	175,832	(2,178,236)	608,590	(3,842,345)	1,763,159

(571,687)	230,941	(727,163)	450,631	(2,124,634)	1,486,549	(3,758,522)	2,649,004

—	(18,820)	—	—	—	—	—	—

—	(18,820)	—	—	—	—	—	—

317,326	2,332,842	183,196	351,660	1,151,559	1,085,973	1,021,399	3,443,116
—	18,820	—	—	—	—	—	—
(248,485)	(272,322)	(440,783)	(697,004)	(965,292)	(2,949,314)	(930,386)	(1,855,736)

68,841	2,079,340	(257,587)	(345,344)	186,267	(1,863,341)	91,013	1,587,380

(502,846)	2,291,461	(984,750)	105,287	(1,938,367)	(376,792)	(3,667,509)	4,236,384
5,342,062	3,050,601	6,360,782	6,255,495	16,246,922	16,623,714	25,814,572	21,578,188

$4,839,216	$5,342,062	$5,376,032	$6,360,782	$14,308,555	$16,246,922	$22,147,063	$25,814,572

387,161	233,634	519,947	549,386	1,086,595	1,217,769	1,520,096	1,425,412

23,957	172,303	15,515	29,626	81,503	75,758	64,169	212,428
—	1,392	—	—	—	—	—	—
(19,350)	(20,168)	(39,551)	(59,065)	(69,229)	(206,932)	(58,996)	(117,744)

4,607	153,527	(24,036)	(29,439)	12,274	(131,174)	5,173	94,684

391,768	387,161	495,911	519,947	1,098,869	1,086,595	1,525,269	1,520,096

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2030 Retirement Portfolio		2035 Retirement Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,615)	$169,402	$(2,846)	$91,919
Net realized gain (loss) on investments and futures contracts	106,701	234,018	59,187	213,797
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(2,801,207)	1,557,537	(1,580,350)	822,167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,699,121)	1,960,957	(1,524,009)	1,127,883

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	—	—	(15)

Total distributions	—	—	—	(15)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	1,031,876	3,333,233	982,821	2,112,129
Dividends reinvested	—	—	—	15
Cost of shares redeemed	(938,696)	(523,916)	(347,187)	(753,311)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	93,180	2,809,317	635,634	1,358,833

INCREASE (DECREASE) IN NET ASSETS	(2,605,941)	4,770,274	(888,375)	2,486,701
NET ASSETS, BEGINNING OF PERIOD	16,678,704	11,908,430	8,490,043	6,003,342

NET ASSETS, END OF PERIOD	$14,072,763	$16,678,704	$7,601,668	$8,490,043

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	898,476	741,651	437,126	363,478

Shares sold	59,805	186,925	55,156	115,523
Shares issued as reinvestment of dividends	—	—	—	1
Shares redeemed	(54,766)	(30,100)	(20,146)	(41,876)

Net Increase (decrease)	5,039	156,825	35,010	73,648

Shares outstanding at the end of period	903,515	898,476	472,136	437,126

The accompanying notes are an integral part of these financial statements.

2040 Retirement Portfolio		2045 Retirement Portfolio		2050 Retirement Portfolio		2055 Retirement Portfolio
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$(2,370)	$86,192	$(1,347)	$40,818	$(1,336)	$43,188	$(477)	$9,516
350,195	195,363	11,612	127,910	37,399	205,767	5,868	23,543
(1,695,354)	853,967	(778,699)	439,273	(797,267)	370,243	(179,479)	87,795

(1,347,529)	1,135,522	(768,434)	608,001	(761,204)	619,198	(174,088)	120,854

—	—	—	—	—	(2,174)	—	—

—	—	—	—	—	(2,174)	—	—

1,238,956	2,161,215	532,251	732,318	470,563	979,957	127,684	355,455
—	—	—	—	—	2,174	—	—
(1,582,915)	(329,844)	(256,839)	(129,885)	(206,280)	(539,232)	(25,691)	(28,013)

(343,959)	1,831,371	275,412	602,433	264,283	442,899	101,993	327,442

(1,691,488)	2,966,893	(493,022)	1,210,434	(496,921)	1,059,923	(72,095)	448,296
8,170,600	5,203,707	4,008,890	2,798,456	3,988,856	2,928,933	899,272	450,976

$6,479,112	$8,170,600	$3,515,868	$4,008,890	$3,491,935	$3,988,856	$827,177	$899,272

415,674	315,523	205,380	171,508	167,012	147,036	49,382	29,781

67,925	118,607	29,950	40,997	21,549	42,993	7,687	21,267
—	—	—	—	—	96	—	—
(82,084)	(18,456)	(15,334)	(7,125)	(9,729)	(23,113)	(1,473)	(1,666)

(14,159)	100,151	14,616	33,872	11,820	19,976	6,214	19,601

401,515	415,674	219,996	205,380	178,832	167,012	55,596	49,382

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2060 Retirement Portfolio		Conservative Allocation Portfolio
	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(178)	$4,895	$(957)	$122,797
Net realized gain (loss) on investments and futures contracts	284,035	21,543	595	441,588
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(430,227)	45,450	(1,264,402)	200,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(146,370)	71,888	(1,264,764)	764,869

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(25)	—	(38,197)

Total distributions	—	(25)	—	(38,197)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	124,384	462,166	674,412	2,582,479
Dividends reinvested	—	25	—	38,197
Cost of shares redeemed	(187,987)	(72,249)	(595,766)	(3,191,986)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(63,603)	389,942	78,646	(571,310)

INCREASE (DECREASE) IN NET ASSETS	(209,973)	461,805	(1,186,118)	155,362
NET ASSETS, BEGINNING OF PERIOD	757,085	295,280	9,850,527	9,695,165

NET ASSETS, END OF PERIOD	$547,112	$757,085	$8,664,409	$9,850,527

OTHER INFORMATION (Note 4):
Shares outstanding at the beginning of period	49,700	23,277	656,990	697,397

Shares sold	8,888	32,031	46,167	178,463
Shares issued as reinvestment of dividends	—	2	—	2,620
Shares redeemed	(14,610)	(5,610)	(44,876)	(221,490)

Net Increase (decrease)	(5,722)	26,423	1,291	(40,407)

Shares outstanding at the end of period	43,978	49,700	658,281	656,990

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Portfolio		Aggressive Allocation Portfolio		Money Market Portfolio		Mid-Term Bond Portfolio		Bond Portfolio
For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021

$(2,137)	$271,076	$(453)	$55,274	$7,132	$(10,312)	$98,216	$156,410	$262,218	$376,800
171,839	1,559,630	41,165	175,444	(17)	(117)	(3,098)	(8,323)	(218,319)	80,545
(3,728,251)	1,323,216	(932,305)	534,284	(124)	—	(1,362,560)	(509,629)	(3,662,444)	(1,331,925)

(3,558,549)	3,153,922	(891,593)	765,002	6,991	(10,429)	(1,267,442)	(361,542)	(3,618,545)	(874,580)

—	—	—	—	—	—	—	(430,440)	—	(561,005)

—	—	—	—	—	—	—	(430,440)	—	(561,005)

893,569	5,784,904	152,505	1,224,872	664,716	1,311,106	1,081,931	5,120,726	2,425,753	11,681,546
—	—	—	—	—	—	—	430,440	—	561,005
(1,713,820)	(8,553,395)	(273,607)	(858,816)	(360,153)	(780,407)	(1,183,527)	(4,166,322)	(2,520,423)	(7,064,637)

(820,251)	(2,768,491)	(121,102)	366,056	304,563	530,699	(101,596)	1,384,844	(94,670)	5,177,914

(4,378,800)	385,431	(1,012,695)	1,131,058	311,554	520,270	(1,369,038)	592,862	(3,713,215)	3,742,329
23,585,570	23,200,139	5,056,519	3,925,461	8,066,845	7,546,575	20,896,111	20,303,249	37,912,429	34,170,100

$19,206,770	$23,585,570	$4,043,824	$5,056,519	$8,378,399	$8,066,845	$19,527,073	$20,896,111	$34,199,214	$37,912,429

1,190,092	1,342,486	216,316	198,822	655,221	612,144	1,941,203	1,813,650	2,515,539	2,176,997

47,616	309,707	7,315	56,162	53,990	106,420	103,293	465,213	168,136	763,246
—	—	—	—	—	—	—	39,709	—	37,128
(94,566)	(462,101)	(12,814)	(38,668)	(29,255)	(63,343)	(114,844)	(377,369)	(177,393)	(461,832)

(46,950)	(152,394)	(5,499)	17,494	24,735	43,077	(11,551)	127,553	(9,257)	338,542

1,143,142	1,190,092	210,817	216,316	679,956	655,221	1,929,652	1,941,203	2,506,282	2,515,539

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Portfolio share outstanding for the six months ended June 30, 2022, the year ended December 31, 2021 and for the period from January 24, 2020 (commencement of operations) through December 31, 2020 and other supplementary data with respect to each Portfolio are presented below and in the pages following:

	Equity Index Portfolio					All America Portfolio
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$72.00		$56.73	$48.89		$35.66		$28.31	$24.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.45		0.82	0.84		0.16		0.31	0.33
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(14.78)		15.26	7.00		(7.29)		7.34	3.38

Total From Investment Operations	(14.33)		16.08	7.84		(7.13)		7.65	3.71

Less Distributions
From Net Investment Income	—		(0.81)	—		—		(0.30)	—
From Net Realized Gains	—		—	—		—		—	—

Total Distributions	—		(0.81)	—		—		(0.30)	—

Net Asset Value, End of Period	$57.67		$72.00	$56.73		$28.53		$35.66	$28.31

Total Return (%)(f)	(19.90	)(b)	28.51	16.01	(b)	(19.99	)(b)	27.10	15.08	(b)
Net Assets, End of Period ($ millions)	99.5		123.9	97.8		14.3		17.9	14.7
Ratio of Net Income (Loss) to Average Net Assets (%)	1.39	(c)	1.29	1.80	(c)	0.99	(c)	0.89	1.42	(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.83	(c)	0.78	0.98	(c)	1.83	(c)	1.66	1.93	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(c)	0.13	0.14	(c)	0.52	(c)	0.52	0.52	(c)
Portfolio Turnover Rate (%)(a)	7.50	(b)	21.48	39.64	(b)	8.64	(b)	25.92	45.10	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Portfolio					Small Cap Growth Portfolio					Small Cap Equity Index Portfolio
Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

$19.07		$14.56	$14.86		$23.07		$20.94	$14.97		$11.79		$10.89	$9.88

0.09		0.11	0.25		(0.02)		(0.06)	(0.02)		0.07		0.17	0.10
(2.77)		4.52	(0.55)		(6.92)		2.21	5.99		(2.31)		2.65	1.03

(2.68)		4.63	(0.30)		(6.94)		2.15	5.97		(2.24)		2.82	1.13

—		(0.12)	—		—		(0.02)	—		—		(0.15)	(0.08)
—		—	—		—		—	—		—		(1.77)	(0.04)

—		(0.12)	—		—		(0.02)	—		—		(1.92)	(0.12)

$16.39		$19.07	$14.56		$16.13		$23.07	$20.94		$9.55		$11.79	$10.89

(14.05	)(b)	31.86	(2.02	)(b)	(30.08	)(b)	10.26	39.92	(b)	(19.00	)(b)	26.57	11.52	(b)
10.3		11.9	7.6		10.4		15.6	15.1		6.5		7.6	4.3
0.97	(c)	0.94	2.11	(c)	(0.20	)(c)	(0.26)	(0.15	)(c)	1.29	(c)	1.32	1.57	(c)
2.15	(c)	2.03	2.29	(c)	2.29	(c)	1.88	2.06	(c)	2.38	(c)	2.66	2.61	(c)
0.81	(c)	0.81	0.81	(c)	0.81	(c)	0.81	0.81	(c)	0.15	(c)	0.14	0.15	(c)
7.29	(b)	79.96	49.88	(b)	32.25	(b)	60.11	96.43	(b)	18.56	(b)	66.71	69.92	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Mid Cap Value Portfolio					Mid-Cap Equity Index Portfolio
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$22.35		$16.85	$16.33		$31.31		$25.40	$22.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.08		0.17	0.46		0.21		0.39	0.33
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(3.11)		5.53	0.06		(6.32)		5.83	2.58

Total From Investment Operations	(3.03)		5.70	0.52		(6.11)		6.22	2.91

Less Distributions
From Net Investment Income	—		(0.20)	—		—		(0.31)	—
From Net Realized Gains	—		—	—		—		—	—

Total Distributions	—		(0.20)	—		—		(0.31)	—

Net Asset Value, End of Period	$19.32		$22.35	$16.85		$25.20		$31.31	$25.40

Total Return (%)(f)	(13.56	)(b)	33.91	3.19	(b)	(19.51	)(b)	24.56	12.96	(b)
Net Assets, End of Period ($ millions)	4.7		3.9	1.8		46.6		59.4	49.8
Ratio of Net Income (Loss) to Average Net Assets (%)	1.45	(c)	1.52	3.17	(c)	1.43	(c)	1.26	1.68	(c)
Ratio of Expenses to Average Net Assets Before Expens Reimbursement (%)(d)(g)	3.00	(c)	4.26	4.25	(c)	0.99	(c)	0.87	1.07	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(g)	0.65	(c)	0.65	0.65	(c)	0.14	(c)	0.14	0.14	(c)
Portfolio Turnover Rate (%)(a)	5.24	(b)	51.57	27.14	(b)	11.47	(b)	39.89	53.83	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Portfolio					Retirement Income Portfolio					2015 Retirement Portfolio
Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

$10.69		$9.82	$9.05		$13.80		$13.06	$12.22		$12.23		$11.39	$10.61

0.26		0.23	0.17		(0.01)		0.14	—	(e)	—	(e)	0.14	—	(e)
(1.93)		0.80	0.60		(1.44)		0.65	0.84		(1.39)		0.70	0.78

(1.67)		1.03	0.77		(1.45)		0.79	0.84		(1.39)		0.84	0.78

—		(0.16)	—		—		—	—		—		—	—
—		—	—		—		(0.05)	—		—		—	—

—		(0.16)	—		—		(0.05)	—		—		—	—

$9.02		$10.69	$9.82		$12.35		$13.80	$13.06		$10.84		$12.23	$11.39

(15.62	)(b)	10.53	8.47	(b)	(10.51	)(b)	6.05	6.88	(b)	(11.37	)(b)	7.37	7.38	(b)
13.2		15.4	12.8		4.8		5.3	3.1		5.4		6.4	6.3
5.35	(c)	2.40	2.30	(c)	(0.08	)(c)	1.31	(0.03	)(c)	(0.07	)(c)	1.11	(0.04	)(c)
1.00	(c)	1.17	1.19	(c)	1.87	(c)	2.19	2.50	(c)	1.65	(c)	1.49	1.10	(c)
0.13	(c)	0.12	0.13	(c)	0.08	(c)	0.08	0.08	(c)	0.07	(c)	0.07	0.07	(c)
5.37	(b)	101.67	27.23	(b)	5.84	(b)	13.95	34.72	(b)	3.07	(b)	16.48	14.67	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2020 Retirement Portfolio					2025 Retirement Portfolio
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$14.95		$13.65	$12.57		$16.98		$15.14	$13.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.01)		0.17	(0.01)		(0.01)		0.18	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(1.92)		1.13	1.09		(2.45)		1.66	1.34

Total From Investment Operations	(1.93)		1.30	1.08		(2.46)		1.84	1.33

Less Distributions
From Net Investment Income	—		—	—		—		—	—
From Net Realized Gains	—		—	—		—		—	—

Total Distributions	—		—	—		—		—	—

Net Asset Value, End of Period	$13.02		$14.95	$13.65		$14.52		$16.98	$15.14

Total Return (%)(f)	(12.91	)(b)	9.52	8.60	(b)	(14.49	)(b)	12.15	9.64	(b)
Net Assets, End of Period ($ millions)	14.3		16.2	16.6		22.1		25.8	21.6
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.08	)(c)	1.13	(0.06	)(c)	(0.06	)(c)	1.18	(0.06	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.79	(c)	0.66	0.51	(c)	0.58	(c)	0.50	0.44	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.08	(c)	0.07	0.07	(c)	0.06	(c)	0.06	0.06	(c)
Portfolio Turnover Rate (%)(a)	6.25	(b)	18.50	18.95	(b)	4.08	(b)	14.62	22.54	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2030 Retirement Portfolio					2035 Retirement Portfolio						2040 Retirement Portfolio
Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

$18.56		$16.06	$14.48		$19.42		$16.52		$14.75		$19.66		$16.49	$14.64

(0.01)		0.19	(0.01)		(0.02)		0.21		(0.01)		—	(e)	0.21	(0.01)
(2.97)		2.31	1.59		(3.30)		2.69		1.78		(3.52)		2.96	1.86

(2.98)		2.50	1.58		(3.32)		2.90		1.77		(3.52)		3.17	1.85

—		—	—		—		—		—		—		—	—
—		—	—		—		—	(e)	—		—		—	—

—		—	—		—		—		—		—		—	—

$15.58		$18.56	$16.06		$16.10		$19.42		$16.52		$16.14		$19.66	$16.49

(16.06	)(b)	15.57	10.89	(b)	(17.10	)(b)	17.55		12.00	(b)	(17.90	)(b)	19.22	12.65	(b)
14.1		16.7	11.9		7.6		8.5		6.0		6.5		8.2	5.2
(0.06	)(c)	1.21	(0.06	)(c)	(0.07	)(c)	1.25		(0.06	)(c)	(0.07	)(c)	1.24	(0.05	)(c)
0.82	(c)	0.77	0.65	(c)	1.28	(c)	1.34		1.18	(c)	1.50	(c)	1.41	1.40	(c)
0.06	(c)	0.06	0.06	(c)	0.07	(c)	0.07		0.07	(c)	0.07	(c)	0.07	0.07	(c)
6.07	(b)	7.79	26.71	(b)	5.49	(b)	15.23		29.41	(b)	18.46	(b)	12.32	32.08	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	2045 Retirement Portfolio					2050 Retirement Portfolio
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$19.52		$16.32	$14.47		$23.88		$19.92	$17.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.02)		0.20	(0.01)		(0.03)		0.26	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(3.52)		3.00	1.86		(4.32)		3.71	2.28

Total From Investment Operations	(3.54)		3.20	1.85		(4.35)		3.97	2.28

Less Distributions
From Net Investment Income	—		—	—		—		—	—
From Net Realized Gains	—		—	—		—		(0.01)	—

Total Distributions	—		—	—		—		(0.01)	—

Capital Contribution from Adviser	—		—	—		—		—	—

Net Asset Value, End of Period	$15.98		$19.52	$16.32		$19.53		$23.88	$19.92

Total Return (%)(f)	(18.14	)(b)	19.61	12.81	(b)	(18.22	)(b)	19.95	12.92	(b)
Net Assets, End of Period ($ millions)	3.5		4.0	2.8		3.5		4.0	2.9
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.07	)(c)	1.17	(0.05	)(c)	(0.07	)(c)	1.21	(0.04	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	2.50	(c)	2.70	2.51	(c)	2.52	(c)	2.64	2.51	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	(c)	0.07	(c)	0.07	0.07	(c)
Portfolio Turnover Rate (%)(a)	7.45	(b)	12.43	21.26	(b)	6.16	(b)	23.80	21.92	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

(h)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, of $1,590 during the year to reflect an increase in the value of receivables owed to the Portfolio at year-end.

(i)

The Portfolio received a non-recurring capital contribution from Mutual of America Capital Management LLC, the Adviser, during the year. The corresponding impact to the total return was an increase of 0.62% for the period shown.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Portfolio					2060 Retirement Portfolio						Conservative Allocation Portfolio
Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

$18.21		$15.14	$13.43		$15.23		$12.69		$11.21		$14.99		$13.90	$12.86

(0.03)		0.19	(0.01)		0.01		0.10		—	(e)	—	(e)	0.19	—	(e)
(3.30)		2.88	1.72		(2.80)		2.44		1.41		(1.83)		0.96	1.04

(3.33)		3.07	1.71		(2.79)		2.54		1.41		(1.83)		1.15	1.04

—		—	—		—		—	(e)	—		—		—	—
—		—	—		—		—		—		—		(0.06)	—

—		—	—		—		—		—		—		(0.06)	—

—		—	—		—		—		0.07	(h)	—		—	—

$14.88		$18.21	$15.14		$12.44		$15.23		$12.69		$13.16		$14.99	$13.90

(18.29	)(b)	20.28	12.71	(b)	(18.32	)(b)	20.02		13.18	(b)(i)	(12.21	)(b)	8.28	8.08	(b)
0.8		0.9	0.5		0.5		0.8		0.3		8.7		9.9	9.7
(0.11	)(c)	1.28	(0.08	)(c)	(0.05	)(c)	1.14		(0.01	)(c)	(0.02	)(c)	1.25	(0.02	)(c)
10.41	(c)	12.24	13.49	(c)	12.61	(c)	21.07		21.39	(c)	1.04	(c)	0.95	0.77	(c)
0.11	(c)	0.05	0.11	(c)	0.05	(c)	0.05		0.05	(c)	0.02	(c)	0.02	0.02	(c)
3.20	(b)	13.07	17.48	(b)	17.66	(b)	26.75		52.71	(b)	6.21	(b)	31.80	25.55	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Moderate Allocation Portfolio					Aggressive Allocation Portfolio
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

Net Asset Value, Beginning of Period	$19.82		$17.28	$15.70		$23.38		$19.74	$17.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.01		0.23	—	(e)	—	(e)	0.26	—	(e)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	(3.03)		2.31	1.58		(4.20)		3.38	2.20

Total From Investment Operations	(3.02)		2.54	1.58		(4.20)		3.64	2.20

Less Distributions
From Net Investment Income	—		—	—		—		—	—
From Net Realized Gains	—		—	—		—		—	—
Return of Capital	—		—	—		—		—	—

Total Distributions	—		—	—		—		—	—

Net Asset Value, End of Period	$16.80		$19.82	$17.28		$19.18		$23.38	$19.74

Total Return (%)(f)	(15.24	)(b)	14.70	10.10	(b)	(17.96	)(b)	18.44	12.51	(b)
Net Assets, End of Period ($ millions)	19.2		23.6	23.2		4.0		5.1	3.9
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.02	)(c)	1.19	(0.02	)(c)	(0.02	)(c)	1.19	(0.02	)(c)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.57	(c)	0.45	0.37	(c)	2.07	(c)	1.99	1.39	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.02	(c)	0.02	0.02	(c)	0.02	(c)	0.02	0.02	(c)
Portfolio Turnover Rate (%)(a)	4.13	(b)	32.02	24.94	(b)	3.33	(b)	19.40	13.94	(b)

†

For the period January 24, 2020 (commencement of operations) through December 31, 2020. On September 25, 2020, the Mutual of America Variable Insurance Portfolios had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Portfolios exclude expenses of the underlying Portfolios.

(e)	Amount is less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(g)	International Portfolio excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Money Market Portfolio					Mid-Term Bond Portfolio					Bond Portfolio
Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†		Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Period Ended December 31, 2020†

$12.3116		$12.3281	$12.3251		$10.76		$11.19	$10.72		$15.07		$15.70	$14.96

0.0105		(0.0157)	0.0292		0.05		0.08	0.11		0.11		0.13	0.20
(0.0001)		(0.0008)	0.0036		(0.69)		(0.27)	0.36		(1.53)		(0.53)	0.54

0.0104		(0.0165)	0.0328		(0.64)		(0.19)	0.47		(1.42)		(0.40)	0.74

—		—	(0.0292)		—		(0.11)	—		—		(0.23)	—
—		—	—		—		(0.13)	—		—		— (e)	—
—		—	(0.0006)		—		—	—		—		—	—

—		—	(0.0298)		—		(0.24)	—		—		(0.23)	—

$12.3220		$12.3116	$12.3281		$10.12		$10.76	$11.19		$13.65		$15.07	$15.70

0.08	(b)	(0.16)	0.28	(b)	(5.95	)(b)	(1.74)	4.37	(b)	(9.42	)(b)	(2.52)	4.95	(b)
8.4		8.1	7.5		19.5		20.9	20.3		34.2		37.9	34.2
0.18	(c)	(0.13)	0.27	(c)	0.98	(c)	0.78	1.14	(c)	1.47	(c)	1.07	1.37	(c)
1.81	(c)	1.61	0.85	(c)	1.45	(c)	1.39	1.40	(c)	1.28	(c)	1.20	1.32	(c)
0.20	(c)	0.20	0.20	(c)	0.45	(c)	0.45	0.45	(c)	0.45	(c)	0.45	0.45	(c)
NA		NA	NA		14.99	(b)	16.55	32.55	(b)	11.99	(b)	30.27	21.69	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Variable Insurance Portfolios, Inc. (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on April 19, 2019 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the Portfolios through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Portfolio of investments. At June 30, 2022, there were 25 active portfolios (collectively, “the Funds or Portfolios”): Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Money Market Portfolio, Mid-Term Bond Portfolio, Bond Portfolio; Retirement Income Portfolio, 2015 Retirement Portfolio, 2020 Retirement Portfolio, 2025 Retirement Portfolio, 2030 Retirement Portfolio, 2035 Retirement Portfolio, 2040 Retirement Portfolio, 2045 Retirement Portfolio, 2050 Retirement Portfolio, 2055 Retirement Portfolio and 2060 Retirement Portfolio (collectively, “Retirement Portfolios”); a Conservative Allocation Portfolio, a Moderate Allocation Portfolio and an Aggressive Allocation Portfolio (collectively, “Allocation Portfolios”). The Portfolios commenced operations on January 24, 2020 with transfers from the Mutual of America Investment Corporation (the “Investment Corporation”), a registered management investment company affiliated with Mutual of America Life. This transfer was made in order to allow the funds of the Investment Corporation to be offered to additional retail investors starting on December 14, 2020.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income portfolios of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Portfolios and Allocation Portfolios.

The Portfolios follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of June 30, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index, Mid-Term Bond and Bond Portfolios (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of June 30, 2022:

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:*
Equity Index Portfolio
Common Stock-Indexed	$98,009,277	—	—		$98,009,277
Short-Term Debt Securities	—	$199,855	—		$199,855
Warrants	$13,642	—	—		$13,642
Temporary Cash Investment	—	$1,239,596	—		$1,239,596

	$98,022,919	$1,439,451	—		$99,462,370
All America Portfolio
Common Stock-Indexed	$8,594,432	—	—		$8,594,432
Common Stock-Active	$5,485,280	—	—		$5,485,280
Temporary Cash Investment	—	$187,408	—		$187,408

	$14,079,712	$187,408	—		$14,267,120
Small Cap Value Portfolio
Common Stock	$9,942,377	—	—		$9,942,377
Temporary Cash Investment	—	$373,061	—		$373,061

	$9,942,377	$373,061	—		$10,315,438
Small Cap Growth Portfolio
Common Stock	$10,124,656	—	—		$10,124,656
Temporary Cash Investment	—	$277,846	—		$277,846

	$10,124,656	$277,846	—		$10,402,502
Small Cap Equity Index Portfolio
Common Stock-Indexed	$6,483,816	—	—	(a)	$6,483,816
Warrants	$640	—	—		$640

	$6,484,456	—	—		$6,484,456
Mid Cap Value Portfolio
Common Stock	$4,497,656	—	—		$4,497,656
Temporary Cash Investment	—	$215,564	—		$215,564

	$4,497,656	$215,564	—		$4,713,220
Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$45,847,446	—	—		$45,847,446
Short-Term Debt Securities	—	$199,855	—		$199,855
Temporary Cash Investment	—	$605,410	—		$605,410

	$45,847,446	$805,265	—		$46,652,711
International Portfolio
Common Stock	$951,418	$11,100,771	—		$12,052,189
Temporary Cash Investment	—	$814,899	—		$814,899

	$951,418	$11,915,670	—		$12,867,088

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Retirement Income Portfolio
Common Stock	$4,832,868	—	—		$4,832,868
2015 Retirement Portfolio
Common Stock	$5,369,798	—	—		$5,369,798
2020 Retirement Portfolio
Common Stock	$14,306,133	—	—		$14,306,133
2025 Retirement Portfolio
Common Stock	$22,142,682	—	—		$22,142,682
2030 Retirement Portfolio
Common Stock	$14,066,777	—	—		$14,066,777
2035 Retirement Portfolio
Common Stock	$7,595,603	—	—		$7,595,603
2040 Retirement Portfolio
Common Stock	$6,472,828	—	—		$6,472,828
2045 Retirement Portfolio
Common Stock	$3,508,614	—	—		$3,508,614
2050 Retirement Portfolio
Common Stock	$3,484,686	—	—		$3,484,686
2055 Retirement Portfolio
Common Stock	$819,279	—	—		$819,279
2060 Retirement Portfolio
Common Stock	$540,800	—	—		$540,800
Conservative Allocation Portfolio
Common Stock	$8,659,137	—	—		$8,659,137
Moderate Allocation Portfolio
Common Stock	$19,204,220	—	—		$19,204,220
Aggressive Allocation Portfolio
Common Stock	$4,036,882	—	—		$4,036,882
Money Market Portfolio
U.S. Government Debt	—	$1,994,370	—		$1,994,370
U.S. Government Agency Short-Term Debt	—	$2,511,351	—		$2,511,351
Commercial Paper	—	$3,875,947	—		$3,875,947
Temporary Cash Investment	—	$360,312			$360,312

	—	$8,741,980	—		$8,741,980
Mid-Term Bond Portfolio
U.S. Government Debt	—	$8,747,336	—		$8,747,336
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$5,553,752	—		$5,553,752
Long-Term Corporate Debt	—	$5,036,431	—		$5,036
Common Stock	$18,548	—	$23,381	(a)	$41,929
Temporary Cash Investment	—	$74,367	—		$74,367

	$18,548	$19,411,886	$23,381		$19,453,815
Bond Portfolio
U.S. Government Debt	—	$15,027,899	—		$15,027,899
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$11,211,720	—		$11,211,720
Long-Term Corporate Debt	—	$7,667,441	—		$7,667,441
Common Stock	$29,375	—	$37,037	(a)	$66,412
Temporary Cash Investment	—	$161,650	—		$161,650

	$29,375	$34,068,710	$37,037		$34,135,122

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Portfolio	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Other Financial Instruments:**

Equity Index Portfolio	$(27,663)	—	—	$(27,663)
Mid-Cap Equity Index Portfolio	$(39,435)	—	—	$(39,435)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2022
	Balance December 31, 2021(a)		Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance June 30, 2022(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2022
Small Cap Equity Index Portfolio — Common Stock	$—	(b)	—	—	—	—	—	$—	(b)	—
Mid-Term Bond Portfolio — Common Stock	$23,381	(c)	—	—	—	—	—	$23,381	(c)	—
Bond Portfolio —Common Stock	$37,037	(d)	—	—	—	—	—	$37,037	(d)	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. — contingent value rights with $0 fair value.
(c)	Level 3 security, Superior Energy Svcs., Inc. — common stock with $23,381 fair value.
(d)	Level 3 security, Superior Energy Svcs., Inc. — common stock with $37,037 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Portfolios that invest in securities listed on foreign exchanges, the value of the securities may change on days when there is no possibility to purchase or redeem shares of the Portfolios. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio and Mid-Cap Equity Index Portfolio each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the portfolios’ use of futures contracts at their fair values as of June 30, 20221 and for the six months ended June 30, 2022:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(27,663)	$(39,435)

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(188,407)	$(100,594)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(52,338)	$(68,077)

During the six months ended June 30, 2022, the Equity Index Portfolio and Mid-Cap Equity Index Portfolio held futures contracts with average notional amounts of $1,084,565 and $779,493, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Portfolios — Each of the Retirement Portfolios invests in equity (stock) Portfolios and fixed income (bond) Portfolios and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Portfolio’s time horizon.

The Retirement Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Portfolios*	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio	Money Market Portfolio
Retirement Income Portfolio	20%	5%	—	5%	35%	30%	5%
2015 Retirement Portfolio	23%	5%	—	5%	35%	27%	5%
2020 Retirement Portfolio	25%	7%	2%	7%	35%	19%	5%
2025 Retirement Portfolio	30%	8%	3%	10%	32%	14%	3%
2030 Retirement Portfolio	35%	10%	4%	12%	26%	10%	3%
2035 Retirement Portfolio	40%	13%	5%	15%	20%	4%	3%
2040 Retirement Portfolio	44%	14%	6%	18%	16%	—	2%
2045 Retirement Portfolio	47%	14%	7%	19%	11%	—	2%
2050 Retirement Portfolio	48%	14%	8%	20%	8%	—	2%
2055 Retirement Portfolio	47%	15%	9%	21%	7%	—	1%
2060 Retirement Portfolio	47%	15%	10%	22%	5%	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Generally, rebalancing of the Retirement Portfolios’ holdings is performed on a periodic basis and the mix of underlying Portfolios is reviewed annually.

Allocation Portfolios — The Allocation Portfolios target their investments in the following underlying Portfolios of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio	Small Cap Growth Portfolio	Small Cap Value Portfolio	International Portfolio	Bond Portfolio	Mid-Term Bond Portfolio
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Portfolios’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Portfolios listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Portfolio	Mid-Cap Equity Index Portfolio		Small Cap Portfolios*		International Portfolio		Bond Portfolio		Mid-Term Bond Portfolio	Money Market Portfolio
Retirement Income Portfolio	—	—		—		5%		—		5%	(10%	)
2015 Retirement Portfolio	1%	(1%	)	—		—		(2%	)	7%	(5%	)
2020 Retirement Portfolio	2%	(1%	)	(2%	)	(1%	)	(2%	)	4%	—
2025 Retirement Portfolio	3%	(4%	)	(1%	)	—		—		4%	(2%	)
2030 Retirement Portfolio	2%	(5%	)	(1%	)	—		1%		5%	(2%	)
2035 Retirement Portfolio	3%	(3%	)	(2%	)	—		(5%	)	4%	3%
2040 Retirement Portfolio	3%	(3%	)	(2%	)	(1%	)	(1%	)	—	2%
2045 Retirement Portfolio	5%	(3%	)	(2%	)	1%		(3%	)	—	2%
2050 Retirement Portfolio	7%	(4%	)	(2%	)	1%		(4%	)	—	2%
2055 Retirement Portfolio	7%	(4%	)	(2%	)	1%		(3%	)	—	1%
2060 Retirement Portfolio	8%	(5%	)	(2%	)	1%		(3%	)	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Portfolios

Change in International Portfolio Investments — unaudited. — Previously, the International Portfolio was invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Portfolio had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. The Securities and Exchange Commission revoked the exemptive orders that allowed these investments effective on January 19, 2022. As of that date, the International Portfolio is invested directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Foreign Currency Translations — The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized gain (loss) on foreign currency translations and change in net unrealized appreciation (depreciation) of foreign currency translations within the Statement of Operations.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Portfolios’ net asset values) are made within the Portfolios’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Portfolio in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a portfolio’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the portfolio’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of June 30, 2022, management has evaluated the tax positions taken on the Portfolios’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Portfolios’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2022, the following Mutual of America Variable Insurance Portfolios had capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2021.

	Small Cap Growth Portfolio	Retirement Income Portfolio	2030 Retirement Portfolio	2055 Retirement Portfolio
Capital loss carry-forward (short-term)	$(175,769)	$(1,812)	$(18,867)	$(20,497)
(long-term)	$0	$(175,683)	$0	$0

	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Capital loss carry-forward (short-term)	$(495)	$(8)	$(146,583)
(long-term)	$0	$(11,413)	$(181,166)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Portfolios of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each portfolio, at the following annual rates:

Portfolio	Annual Investment Management Fee
Retirement Portfolios	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Portfolios	.075%
Money Market Portfolio	.15%
Bond Portfolio	.39%
All America, Mid-Term Bond Portfolios	.40%
Mid Cap Value Portfolio	.55%
Small Cap Value, Small Cap Growth Portfolios	.75%

The Retirement and Allocation Portfolios incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Portfolios indirectly bear their pro-rata share of the investment management fees incurred by the underlying Portfolios in which they invest.

The total expenses of each Portfolio are subject to expense limitations as stated in the exemptive order issued by the Securities and Exchange Commission on October 29, 2019 (the “Substitution Order”) arising out of the substitution of the Mutual of America Investment Corporation Funds for Investment Company Funds in certain contracts and policies issued by the separate accounts of Mutual of America Life and Wilton Reassurance Life Company of New York.

In accordance with the Substitution Order, effective January 24, 2020, the Adviser agreed to reimburse the Portfolios’ expenses to the extent that the Total Annual Operating Expenses exceed the Total Annual Operating Expenses of the replaced funds for the most recent fiscal year preceding the date of the Substitution Order (excluding any Acquired Fund Fees, as applicable, and any extraordinary expenses that may arise and charges incurred in trading portfolio securities) from inception of the Portfolios through April 30, 2023. In accordance with a reimbursement agreement between the Adviser and the Investment Company, from May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15% for all Portfolios, excluding the Retirement Portfolios and Allocation Portfolios for which the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for succeeding 12 month periods thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

Equity Index Portfolio	0.14%
All America Portfolio	0.52%
Small Cap Value Portfolio	0.81%
Small Cap Growth Portfolio	0.81%
Small Cap Equity Index Portfolio	0.15%
Mid Cap Value Portfolio	0.65%
Mid-Cap Equity Index Portfolio	0.14%
International Portfolio	0.13%
Retirement Income Portfolio	0.08%
2015 Retirement Portfolio	0.07%
2020 Retirement Portfolio	0.08%
2025 Retirement Portfolio	0.06%
2030 Retirement Portfolio	0.06%
2035 Retirement Portfolio	0.07%
2040 Retirement Portfolio	0.07%

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

2.	EXPENSES (CONTINUED)

Total Annual Portfolio Operating Expenses after Expense Reimbursement through April 30, 2023

2045 Retirement Portfolio	0.07%
2050 Retirement Portfolio	0.07%
2055 Retirement Portfolio	0.11%
2060 Retirement Portfolio	0.05%
Conservative Allocation Portfolio	0.02%
Moderate Allocation Portfolio	0.02%
Aggressive Allocation Portfolio	0.02%
Money Market Portfolio	0.20%
Mid-Term Bond Portfolio	0.45%
Bond Portfolio	0.45%

Commencing January 1, 2022, the operating expense reimbursement for the Equity Index, Small Cap Equity Index, International, 2020 Retirement and 2055 Retirement Portfolios was further modified to reflect the expense limitations stated in the Substitution Order, resulting in lower operating expenses as reflected in the table above.

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2022 were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Cost of investment purchases	$9,773,469	$1,444,732	$1,149,237	$4,007,574	$1,933,295

Proceeds from sales of investments	$8,318,054	$1,401,429	$812,930	$4,731,340	$1,348,119

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Cost of investment purchases	$1,791,742	$6,040,018	$886,320	$367,325	$183,194

Proceeds from sales of investments	$240,183	$6,226,536	$776,857	$300,566	$442,919

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Cost of investment purchases	$1,151,541	$1,071,394	$1,031,863	$1,082,810	$1,288,948

Proceeds from sales of investments	$970,741	$987,722	$943,413	$450,052	$1,635,334

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Cost of investment purchases	$562,243	$500,556	$129,677	$126,374	$674,410

Proceeds from sales of investments	$288,192	$237,630	$27,903	$190,164	$596,745

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Cost of investment purchases	$893,561	$152,500	$3,020,239	$4,652,918

Proceeds from sales of investments	$1,716,399	$273,985	$3,030,367	$4,287,929

The cost of short-term security purchases for the Money Market Portfolio for the six months ended June 30, 2022, was $58,437,725. Proceeds from sales for the same period were $58,135,897.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2022 for each of the Portfolios were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Unrealized Appreciation	$14,294,934	$2,097,077	$505,707	$823,749	$463,044
Unrealized Depreciation	(7,114,023)	(1,273,046)	(1,928,960)	(1,863,247)	(1,319,942)

Net	$7,180,911	$824,031	$(1,423,253)	$(1,039,498)	$(856,898)

Tax Cost of Investments	$92,281,459	$13,443,089	$11,738,691	$11,442,000	$7,341,354

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Unrealized Appreciation	$213,695	$4,676,377	$557,644	$24,192	$163,145
Unrealized Depreciation	(553,521)	(5,946,026)	(3,135,380)	(340,224)	(296,392)

Net	$(339,826)	$(1,269,649)	$(2,577,736)	$(316,032)	$(133,247)

Tax Cost of Investments	$5,053,046	$47,922,360	$15,442,993	$5,148,900	$5,503,045

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Unrealized Appreciation	$483,010	$864,317	$423,124	$178,671	$10,044
Unrealized Depreciation	(797,001)	(1,155,297)	(594,547)	(308,513)	(285,347)

Net	$(313,991)	$(290,980)	$(171,423)	$(129,842)	$(275,303)

Tax Cost of Investments	$14,620,124	$22,433,662	$14,238,200	$7,725,445	$6,748,131

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Unrealized Appreciation	$68,634	$30,814	$253	$1	$130,352
Unrealized Depreciation	(97,954)	(116,208)	(39,455)	(350,113)	(583,616)

Net	$(29,320)	$(85,394)	$(39,202)	$(350,112)	$(453,264)

Tax Cost of Investments	$3,537,934	$3,570,080	$858,481	$890,912	$9,112,401

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Unrealized Appreciation	$559,969	$173,874	$0	$163	$9,174
Unrealized Depreciation	(804,217)	(166,395)	(124)	(1,499,615)	(3,971,356)

Net	$(244,248)	$7,479	$(124)	$(1,499,452)	$(3,962,182)

Tax Cost of Investments	$19,448,468	$4,029,403	$8,742,104	$20,953,267	$38,097,304

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

Investments in affiliated investment companies during the six months ended June 30, 2022 were as follows:

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2022
Retirement Income Portfolio
Bond Portfolio	$1,810,747	$111,063	$(6,371)	$(168,407)	$(89,050)	$1,657,982
Equity Index Portfolio	1,188,613	63,466	11,509	(252,656)	(49,699)	961,233
International Portfolio	—	52,737	(65)	(2,642)	(7,789)	42,241
Mid-Cap Equity Index Portfolio	338,570	15,866	2,476	(69,443)	(12,424)	275,045
Mid-Term Bond Portfolio	1,391,130	82,068	(3,205)	(81,310)	(69,910)	1,318,773
Money Market Portfolio	606,695	42,125	(180,085)	180,553	(71,694)	577,594

Total	$5,335,755	$367,325	$(175,741)	$(393,905)	$(300,566)	$4,832,868

2015 Retirement Portfolio
Bond Portfolio	$2,094,731	$67,648	$(11,759)	$(187,137)	$(157,769)	$1,805,714
Equity Index Portfolio	1,540,143	40,368	19,969	(327,149)	(100,704)	1,172,627
International Portfolio	357,344	9,160	780	(57,086)	(22,038)	288,160
Mid-Cap Equity Index Portfolio	385,463	10,925	3,716	(78,946)	(22,717)	298,441
Mid-Term Bond Portfolio	1,473,347	37,110	(5,422)	(82,462)	(114,257)	1,308,316
Money Market Portfolio	503,588	17,983	(31)	434	(25,434)	496,540

Total	$6,354,616	$183,194	$7,253	$(732,346)	$(442,919)	$5,369,798

2020 Retirement Portfolio
Bond Portfolio	$5,013,711	$425,669	$(18,876)	$(464,681)	$(352,230)	$4,603,593
Equity Index Portfolio	4,175,866	265,262	56,334	(894,421)	(232,396)	3,370,645
International Portfolio	1,412,551	91,922	7,331	(231,008)	(72,025)	1,208,771
Mid-Cap Equity Index Portfolio	1,433,161	91,922	15,169	(297,800)	(72,026)	1,170,426
Mid-Term Bond Portfolio	3,185,495	173,545	(6,006)	(185,843)	(165,585)	3,001,606
Money Market Portfolio	573,220	57,577	(179)	658	(48,262)	583,014
Small Cap Growth Portfolio	210,452	22,828	3,350	(68,030)	(14,109)	154,491
Small Cap Value Portfolio	239,372	22,816	2,618	(37,111)	(14,108)	213,587

Total	$16,243,828	$1,151,541	$59,741	$(2,178,236)	$(970,741)	$14,306,133

2025 Retirement Portfolio
Bond Portfolio	$6,770,972	$326,847	$(15,332)	$(625,976)	$(305,065)	$6,151,446
Equity Index Portfolio	7,688,074	278,986	64,713	(1,601,776)	(263,043)	6,166,954
International Portfolio	2,657,012	102,139	9,303	(425,930)	(93,037)	2,249,487
Mid-Cap Equity Index Portfolio	3,286,730	118,290	30,093	(670,628)	(145,859)	2,618,626
Mid-Term Bond Portfolio	3,816,160	106,416	(3,882)	(223,756)	(108,826)	3,586,112
Money Market Portfolio	277,555	48,931	(30)	264	(38,625)	288,095
Small Cap Equity Index Portfolio	—	51,069	(23)	(3,176)	(3,947)	43,923
Small Cap Growth Portfolio	619,016	19,359	3,424	(190,547)	(14,660)	436,592
Small Cap Value Portfolio	694,855	19,357	2,715	(100,820)	(14,660)	601,447

Total	$25,810,374	$1,071,394	$90,981	$(3,842,345)	$(987,722)	$22,142,682

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2022
2030 Retirement Portfolio
Bond Portfolio	$3,297,684	$259,168	$(12,596)	$(300,461)	$(241,603)	$3,002,192
Equity Index Portfolio	5,963,849	342,915	78,331	(1,271,993)	(314,157)	4,798,945
International Portfolio	2,114,043	123,824	10,200	(343,871)	(112,644)	1,791,552
Mid-Cap Equity Index Portfolio	2,673,630	148,779	28,940	(552,590)	(129,806)	2,168,953
Mid-Term Bond Portfolio	1,202,079	57,593	(2,299)	(69,582)	(57,933)	1,129,858
Money Market Portfolio	218,273	49,192	(32)	217	(42,535)	225,115
Small Cap Equity Index Portfolio	76,011	11,519	(2,944)	(11,591)	(11,587)	61,408
Small Cap Growth Portfolio	532,022	19,437	3,899	(164,392)	(16,574)	374,392
Small Cap Value Portfolio	595,242	19,436	3,202	(86,944)	(16,574)	514,362

Total	$16,672,833	$1,031,863	$106,701	$(2,801,207)	$(943,413)	$14,066,777

2035 Retirement Portfolio
Bond Portfolio	$1,745,931	$237,029	$(4,371)	$(170,122)	$(80,859)	$1,727,608
Equity Index Portfolio	3,318,186	368,843	28,673	(721,056)	(133,737)	2,860,909
International Portfolio	1,254,632	147,422	3,742	(208,822)	(52,079)	1,144,895
Mid-Cap Equity Index Portfolio	1,474,369	152,045	27,653	(320,037)	(150,263)	1,183,767
Mid-Term Bond Portfolio	—	56,940	(49)	(117)	(7,049)	49,725
Money Market Portfolio	—	55,205	4	38	(5,287)	49,960
Small Cap Equity Index Portfolio	98,601	13,298	862	(20,626)	(6,995)	85,140
Small Cap Growth Portfolio	300,211	26,014	1,507	(95,328)	(6,891)	225,513
Small Cap Value Portfolio	292,078	26,014	1,166	(44,280)	(6,892)	268,086

Total	$8,484,008	$1,082,810	$59,187	$(1,580,350)	$(450,052)	$7,595,603

2040 Retirement Portfolio
Bond Portfolio	$1,041,865	$209,293	$(2,802)	$(84,437)	$(271,254)	$892,665
Equity Index Portfolio	3,527,806	511,955	197,911	(848,184)	(649,810)	2,739,678
International Portfolio	1,411,985	211,949	41,918	(243,446)	(269,362)	1,153,044
Mid-Cap Equity Index Portfolio	1,454,529	206,638	80,251	(340,048)	(318,292)	1,083,078
Money Market Portfolio	—	52,655	—	42	(535)	52,162
Small Cap Equity Index Portfolio	181,446	24,779	8,248	(40,349)	(31,652)	142,472
Small Cap Growth Portfolio	282,367	35,839	14,288	(94,069)	(47,220)	191,205
Small Cap Value Portfolio	264,375	35,840	10,381	(44,863)	(47,209)	218,524

Total	$8,164,373	$1,288,948	$350,195	$(1,695,354)	$(1,635,334)	$6,472,828

2045 Retirement Portfolio
Bond Portfolio	$408,544	$69,944	$(2,390)	$(38,682)	$(30,867)	$406,549
Equity Index Portfolio	1,754,990	231,161	22,770	(391,544)	(118,625)	1,498,752
International Portfolio	715,363	97,327	2,194	(120,872)	(48,380)	645,632
Mid-Cap Equity Index Portfolio	691,813	85,911	11,486	(151,728)	(67,209)	570,273
Money Market Portfolio	—	33,047	2	22	(4,302)	28,769
Small Cap Equity Index Portfolio	65,732	8,370	(24,152)	11,195	(6,869)	54,276
Small Cap Growth Portfolio	186,773	18,241	858	(59,713)	(5,972)	140,187
Small Cap Value Portfolio	178,435	18,242	844	(27,377)	(5,968)	164,176

Total	$4,001,650	$562,243	$11,612	$(778,699)	$(288,192)	$3,508,614

2050 Retirement Portfolio
Bond Portfolio	$343,272	$53,360	$(1,267)	$(33,337)	$(20,798)	$341,230
Equity Index Portfolio	1,695,249	198,367	20,561	(372,391)	(93,866)	1,447,920
International Portfolio	743,882	90,183	3,541	(125,694)	(40,521)	671,391
Mid-Cap Equity Index Portfolio	726,750	81,592	11,568	(157,397)	(61,818)	600,695
Money Market Portfolio	—	31,553	—	23	(2,656)	28,920
Small Cap Equity Index Portfolio	105,333	10,965	1,054	(21,728)	(6,782)	88,842
Small Cap Growth Portfolio	184,784	17,269	1,007	(58,991)	(5,594)	138,475
Small Cap Value Portfolio	182,358	17,267	935	(27,752)	(5,595)	167,213

Total	$3,981,628	$500,556	$37,399	$(797,267)	$(237,630)	$3,484,686

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2022
2055 Retirement Portfolio
Bond Portfolio	$69,965	$12,280	$(51)	$(6,994)	$(2,689)	$72,511
Equity Index Portfolio	373,218	52,209	2,981	(81,328)	(10,505)	336,575
International Portfolio	164,207	25,699	750	(28,225)	(5,170)	157,261
Mid-Cap Equity Index Portfolio	171,023	23,608	1,540	(36,737)	(6,750)	152,684
Money Market Portfolio	—	2,162	(2)	2	(31)	2,131
Small Cap Equity Index Portfolio	16,811	1,602	69	(3,367)	(324)	14,791
Small Cap Growth Portfolio	47,489	6,058	336	(15,366)	(1,219)	37,298
Small Cap Value Portfolio	48,403	6,059	245	(7,464)	(1,215)	46,028

Total	$891,116	$129,677	$5,868	$(179,479)	$(27,903)	$819,279

2060 Retirement Portfolio
Bond Portfolio	$50,504	$9,679	$9,185	$(14,399)	$(10,035)	$44,934
Equity Index Portfolio	301,974	49,231	78,620	(141,088)	(87,146)	201,591
International Portfolio	148,498	26,211	88,092	(113,497)	(41,207)	108,097
Mid-Cap Equity Index Portfolio	149,948	24,424	51,348	(81,945)	(30,947)	112,828
Money Market Portfolio	—	2,090	—	—	(1,728)	362
Small Cap Equity Index Portfolio	20,119	2,666	42,713	(46,604)	(7,219)	11,675
Small Cap Growth Portfolio	39,486	6,038	5,688	(18,333)	(5,941)	26,938
Small Cap Value Portfolio	40,253	6,035	8,389	(14,361)	(5,941)	34,375

Total	$750,782	$126,374	$284,035	$(430,227)	$(190,164)	$540,800

Conservative Allocation Portfolio
Bond Portfolio	$2,549,850	$202,323	$(16,395)	$(238,323)	$(179,708)	$2,317,747
Equity Index Portfolio	2,826,183	168,604	24,386	(612,731)	(148,945)	2,257,497
International Portfolio	558,878	33,720	862	(91,893)	(29,788)	471,779
Mid-Cap Equity Index Portfolio	600,616	33,719	3,650	(125,807)	(29,787)	482,391
Mid-Term Bond Portfolio	3,309,752	236,044	(11,908)	(195,648)	(208,517)	3,129,723

Total	$9,845,279	$674,410	$595	$(1,264,402)	$(596,745)	$8,659,137

Moderate Allocation Portfolio
Bond Portfolio	$4,977,746	$223,390	$(26,296)	$(439,095)	$(430,761)	$4,304,984
Equity Index Portfolio	9,106,163	312,747	142,420	(1,941,824)	(599,963)	7,019,543
International Portfolio	2,386,860	89,357	15,002	(383,263)	(171,419)	1,936,537
Mid-Cap Equity Index Portfolio	3,744,841	134,033	50,885	(775,187)	(257,129)	2,897,443
Mid-Term Bond Portfolio	3,367,860	134,034	(10,172)	(188,882)	(257,127)	3,045,713

Total	$23,583,470	$893,561	$171,839	$(3,728,251)	$(1,716,399)	$19,204,220

Aggressive Allocation Portfolio
Bond Portfolio	$773,741	$30,500	$(3,763)	$(68,536)	$(55,176)	$676,766
Equity Index Portfolio	1,945,864	53,376	24,480	(405,344)	(95,728)	1,522,648
International Portfolio	707,832	22,875	3,794	(112,175)	(41,027)	581,299
Mid-Cap Equity Index Portfolio	1,044,109	30,500	11,478	(211,812)	(54,705)	819,570
Small Cap Growth Portfolio	310,193	7,624	2,820	(95,072)	(13,674)	211,891
Small Cap Value Portfolio	267,768	7,625	2,356	(39,366)	(13,675)	224,708

Total	$5,049,507	$152,500	$41,165	$(932,305)	$(273,985)	$4,036,882

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2022, shares authorized at par value $0.01 per share were allocated into the 25 series of Portfolios as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Portfolio	30,000,000
All America Portfolio	10,000,000
Small Cap Value Portfolio	10,000,000
Small Cap Growth Portfolio	15,000,000
Small Cap Equity Index Portfolio	10,000,000
Mid Cap Value Portfolio	5,000,000
Mid-Cap Equity Index Portfolio	40,000,000
International Portfolio	25,000,000
Retirement Income Portfolio	5,000,000
2015 Retirement Portfolio	10,000,000
2020 Retirement Portfolio	25,000,000
2025 Retirement Portfolio	25,000,000
2030 Retirement Portfolio	15,000,000
2035 Retirement Portfolio	10,000,000
2040 Retirement Portfolio	10,000,000
2045 Retirement Portfolio	10,000,000
2050 Retirement Portfolio	10,000,000
2055 Retirement Portfolio	10,000,000
2060 Retirement Portfolio	10,000,000
Conservative Allocation Portfolio	10,000,000
Moderate Allocation Portfolio	25,000,000
Aggressive Allocation Portfolio	10,000,000
Money Market Portfolio	10,000,000
Mid-Term Bond Portfolio	35,000,000
Bond Portfolio	40,000,000

Sub-Total	415,000,000
Shares to be allocated at the discretion of the Board of Directors	135,000,000

Total	550,000,000

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

4.	CAPITAL SHARE ACTIVITY (CONTINUED)

On September 25, 2020, after the close of trading on the New York Stock Exchange, the Portfolios listed below effected a 1 for 10 reverse split, and post-split shares began trading on September 28, 2020. As a result of the reverse split, every ten pre-split shares were automatically exchanged for one post-split share. The effect of the reverse split transaction was to reduce the number of shares outstanding by the reverse split factor and resulted in a proportionate increase in the net asset value per share. These transactions had not changed the net assets or the value of a shareholder’s investment. Shares issued and outstanding immediately prior to and after the reverse share split, not accounting for fractional shares, are listed below.

	Pre-split		Post-split
Portfolio	Shares Outstanding	NAV	Shares Outstanding	NAV
Equity Index Portfolio	17,004,903	$4.96	1,700,490	$49.63
All America Portfolio	5,256,558	$2.38	525,656	$23.83
Small Cap Value Portfolio	5,400,452	$1.10	540,045	$11.04
Small Cap Growth Portfolio	6,765,883	$1.60	676,588	$16.01
Small Cap Equity Index Portfolio	3,931,560	$0.82	393,156	$8.21
Mid Cap Value Portfolio	1,092,225	$1.37	109,222	$13.66
Mid-Cap Equity Index Portfolio	19,325,613	$1.99	1,932,561	$19.95
International Portfolio	12,902,585	$0.84	1,290,259	$8.38
Retirement Income Portfolio	2,483,647	$1.25	248,365	$12.55
2015 Retirement Portfolio	5,405,404	$1.07	540,540	$10.74
2020 Retirement Portfolio	12,222,000	$1.26	1,222,200	$12.62
2025 Retirement Portfolio	14,112,315	$1.37	1,411,231	$13.73
2030 Retirement Portfolio	7,253,464	$1.42	725,346	$14.22
2035 Retirement Portfolio	3,473,571	$1.43	347,357	$14.34
2040 Retirement Portfolio	3,007,567	$1.41	300,757	$14.11
2045 Retirement Portfolio	1,683,211	$1.39	168,321	$13.89
2050 Retirement Portfolio	1,386,056	$1.69	138,606	$16.86
2055 Retirement Portfolio	288,405	$1.27	28,840	$12.75
2060 Retirement Portfolio	219,155	$1.06	21,916	$10.61
Conservative Allocation Portfolio	6,319,065	$1.32	631,906	$13.17
Moderate Allocation Portfolio	13,702,383	$1.56	1,370,238	$15.64
Aggressive Allocation Portfolio	2,127,908	$1.70	212,791	$17.05
Money Market Portfolio	6,096,389	$1.24	609,639	$12.36
Mid-Term Bond Portfolio	17,837,532	$1.12	1,783,753	$11.19
Bond Portfolio	21,793,694	$1.58	2,179,369	$15.78

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On October 5, 2021 and October 7, 2021, required distributions of net investment income and, as applicable, net realized gains were declared and paid for the applicable portfolios as follows: Equity Index Portfolio, All America Portfolio, Small Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Equity Index Portfolio, Mid Cap Value Portfolio, Mid-Cap Equity Index Portfolio, International Portfolio, Retirement Income Portfolio, 2035 Retirement Portfolio, 2050 Retirement Portfolio, 2060 Retirement Portfolio, Conservative Allocation Portfolio, Mid-Term Bond Portfolio and Bond Portfolio.

On December 14, 2021, required dividend distributions from net investment income, short-term gains and long-term capital gains, were declared and paid by the Small Cap Equity Index Portfolio.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2021 were immediately reinvested into their respective portfolios. There were no dividend distributions in 2022. The tax character of the distributions paid during 2021 was as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Ordinary Income (a)
2021	$1,402,613	$148,887	$103,700	$12,666	$464,595
Long-Term Capital Gains
2021	$—	$—	$—	$—	$624,780

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Ordinary Income (a)
2021	$26,563	$577,063	$220,053	$18,820	$—
Long-Term Capital Gains
2021	$—	$—	$—	$—	$—

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Ordinary Income (a)
2021	$—	$—	$—	$—	$—
Long-Term Capital Gains
2021	$—	$—	$—	$15	$—

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio
Ordinary Income (a)
2021	$—	$2,154	$—	$25	$38,197
Long-Term Capital Gains
2021	$—	$20	$—	$—	$—

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Ordinary Income (a)
2021	$—	$—	$—	$430,440	$561,005
Long-Term Capital Gains
2021	$—	$—	$—	$—	$—

Notes:

(a)	Includes distributions from Portfolio-level net short-term capital gains.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of June 30, 2022, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Portfolio	All America Portfolio	Small Cap Value Portfolio	Small Cap Growth Portfolio	Small Cap Equity Index Portfolio
Accumulated undistributed net investment income	$2,236,050	$282,506	$285,601	$343,180	$77,314
Accumulated undistributed net realized gain/(loss) on investments	$4,019,865	$869,534	$1,191,908	$1,518,525	$239,089
Net unrealized appreciation (depreciation) of investments	$7,180,911	$824,031	$(1,423,253)	$(1,039,498)	$(856,898)

	Mid Cap Value Portfolio	Mid-Cap Equity Index Portfolio	International Portfolio	Retirement Income Portfolio	2015 Retirement Portfolio
Accumulated undistributed net investment income	$78,128	$1,004,070	$741,930	$71,106	$88,077
Accumulated undistributed net realized gain/(loss) on investments	$204,946	$3,394,726	$1,366,105	$60,481	$189,061
Net unrealized appreciation (depreciation) of investments	$(339,826)	$(1,269,649)	$(2,577,736)	$(316,032)	$(133,247)

	2020 Retirement Portfolio	2025 Retirement Portfolio	2030 Retirement Portfolio	2035 Retirement Portfolio	2040 Retirement Portfolio
Accumulated undistributed net investment income	$223,193	$372,193	$186,415	$98,551	$104,111
Accumulated undistributed net realized gain/(loss) on investments	$686,497	$605,002	$(18,867)	$266,352	$520,604
Net unrealized appreciation (depreciation) of investments	$(313,991)	$(290,980)	$(171,423)	$(129,842)	$(275,303)

	2045 Retirement Portfolio	2050 Retirement Portfolio	2055 Retirement Portfolio	2060 Retirement Portfolio	Conservative Allocation Portfolio

Accumulated undistributed net investment income	$44,067	$48,489	$10,350	$5,758	$177,860

Accumulated undistributed net realized gain/(loss) on investments	$94,960	$236,535	$(20,497)	$283,055	$387,174
Net unrealized appreciation (depreciation) of investments	$(29,320)	$(85,394)	$(39,202)	$(350,112)	$(453,264)

	Moderate Allocation Portfolio	Aggressive Allocation Portfolio	Money Market Portfolio	Mid-Term Bond Portfolio	Bond Portfolio
Accumulated undistributed net investment income	$302,064	$55,398	$7,132	$254,626	$828,993
Accumulated undistributed net realized gain/(loss) on investments	$1,179,351	$198,569	$(495)	$(11,421)	$(327,749)
Net unrealized appreciation (depreciation) of investments	$(244,248)	$7,479	$(124)	$(1,499,452)	$(3,962,182)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments that will undergo reference rate-related modifications as a result of the reference rate reform.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective March 8, 2021 and will have a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

7.	OTHER MATTERS

During 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown.

Management is still monitoring developments relating to COVID-19 and are coordinating its operational response based on existing business continuity plans and on guidance from global health organizations, relevant governments and general pandemic response best practices.

Brown Brothers Harriman & Co. (“BBH”) has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary, foreign exchange, trustee and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals. BBH and State Street are committed to providing uninterrupted service and a seamless transition.

8.	REORGANIZATIONS

On July 31, 2020, the Investment Company 2010 Retirement Portfolio (“Transferor Fund”), was reorganized into the Retirement Income Portfolio, (“Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on February 28, 2020. The Agreement provided for the transfer of all assets of the Transferor Fund for shares of the Surviving Fund and the assumption of the liabilities of the Transferor Fund by the Surviving Fund. The Transferor Fund then ceased operations.

On the reorganization date, the Transferor Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Transferor Fund	Total Investment Value	Total Investment Cost	Unrealized Gain on Investments
2010 Retirement Portfolio	$312,786	$305,159	$7,627

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2022

8.	REORGANIZATIONS (CONTINUED)

The acquisition was accomplished by a tax-free exchange, for tax purposes only, of the following shares on July 31, 2020:

Transferor Fund	Shares(a)	Surviving Fund	Shares(a)	Value
2010 Retirement Portfolio	30,333	Retirement Income Portfolio	24,918	$312,727

a)	Shares adjusted for the 1 for 10 reverse share split on September 25, 2020.

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Transferor Fund	Net Assets	Unrealized Appreciation on Investments	Surviving Fund	Net Assets
2010 Retirement Portfolio	$312,727	$7,627	Retirement Income Portfolio	$2,038,735

Assuming the acquisition had been completed on January 1, 2020, the Surviving Fund’s unaudited pro forma results of operations for the year ended December 31, 2020 would have been as follows:

Surviving Fund	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
Retirement Income Portfolio	$(648)	$173,627	$172,979

a)

Net investment income (loss) as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net investment income from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Investment Income (Loss)
2010 Retirement Portfolio	$(101)

b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Year ended December 31, 2020) of the Surviving Fund, plus net realized and unrealized gain (loss) on investments from the Transferor Fund pre-merger were as follows:

Transferor Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
2010 Retirement Portfolio	$1,442

Since both the Transferor Fund and the Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Transferor Fund that have been included in the Surviving Fund’s Statement of Operations since July 31, 2020.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Variable Insurance Portfolios, Inc.’s (“Investment Company”) portfolio holdings as of June 30, 2022. The Investment Company files complete schedules of portfolio holdings, excluding the Money Market Portfolio, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Investment Company portfolio holdings are also available for the first and third quarters of the most recent fiscal year through the website, mutualofamerica.com.

The Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The portfolio holdings for the prior six months are also available through the website, mutualofamerica.com.

The Form N-PORT and N-MFP are available on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 800.468.3785. It is also available on the SEC’s website at sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022 is available without charge by calling 800.468.3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call 212.224.1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Variable Insurance Portfolios, Inc.

320 Park Avenue

New York, NY 10022-6839

Liquidity Risk Management Program

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, the Investment Company has adopted a liquidity risk management program (the “Program”) that is designed to assess and manage the liquidity risk of each Fund (the risk that the Fund would be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Liquidity Rule requires each registered open-end investment company (not including money market funds) to adopt and implement a written Program. The Liquidity Rule further requires that the Board of Directors shall be responsible for reviewing, no less frequently than annually, a written report from the Program Administrator that addresses the operation of the Program and its effectiveness of implementation. The Board has appointed a Liquidity Risk Management Committee (“LRMC”) comprised of officers from multiple departments within Mutual of America Life Insurance Company to serve as the Program Administrator. The Program Administrator is responsible for the implementation and ongoing administration of the Program, which includes assessing each Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, each of the Fund’s portfolio investments is classified on a daily basis into one of four liquidity categories based on estimations of the number of days an investment is expected to reasonably be converted into cash in current market conditions without significantly changing the investment’s market value.

In April 2022, as required by the Program and the Liquidity Rule, the LRMC provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the past year (the “Reporting Period”). During the Reporting Period, all of the Funds were primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). Each of the Funds were well above the 50% threshold of assets in highly liquid investments to be designated as a Primarily Highly

Liquid Fund. As a result, the Funds were not required to adopt, and have not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Funds did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The Funds did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the LRMC stated that it believes the Program has operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period in compliance with the statutory requirements of the Liquidity Rule. The LRMC also did not recommend any changes to the Program during the Reporting Period.

(This page has been left blank intentionally.)

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Variable Insurance Portfolios, Inc.

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: September 8, 2022

By:	/s/ AFERDITA GUTIERREZ
Aferdita Gutierrez
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Variable Insurance Portfolios, Inc.

Date: September 8, 2022